                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-06654







                           BNY HAMILTON FUNDS, INC.
               (Exact name of registrant as specified in charter)

                 3435 STELZER ROAD
                   COLUMBUS, OH                   43219
               (Address of principal
                executive offices)             (Zip code)


                                   RAY RICE
                         3435 STELZER ROAD, SUITE 1000
                              COLUMBUS, OH 43219
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-426-9363


Date of fiscal year end: December 31, 2007


Date of reporting period: September 30, 2007


   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

   <Insert Global Real Estate Securities Fund>
   <Insert International Equity Fund>
   <Insert International Equity Industry Diversification Table>
   <Insert Large Cap Equity Fund>
   <Insert Large Cap Growth Fund>
   <Insert Large Cap Value Fund>
   <Insert Multi-Cap Equity Fund>
   <Insert S&P 500 Index Fund>
   <Insert Small Cap Core Equity Fund>
   <Insert Small Cap Growth Fund>
   <Insert Core Bond Fund>
   <Insert High Yield Fund>
   <Insert Intermediate Government Fund>
   <Insert Intermediate NY Tax-Exempt Fund>
   <Insert Intermediate Tax-Exempt Fund>
   <Insert Intermediate Tax-Exempt State Diversification Table>
   <Insert Municipal Enhanced Yield>
   <Insert U.S. Bond Market Index Fund>
   <Insert Money Fund>
   <Insert Treasury Money Fund>
   <Insert New York Tax-Exempt Money Fund>
   <Insert 100% U.S. Treasury Securities Money Fund>
   <Insert U.S. Government Money Fund>
   <Insert Enhanced Income Fund>

BNY HAMILTON GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 NUMBER
OF SHARES                                                           VALUE
---------                                                         ----------
          COMMON STOCKS--96.5%
          Australia--11.6%
  152,031 Goodman Group.......................................... $  929,671
  263,207 ING Industrial Fund....................................    659,178
  155,222 Stockland..............................................  1,236,274
  785,022 Valad Property Group...................................  1,389,411
  121,400 Westfield Group........................................  2,331,294
                                                                  ----------
                                                                   6,545,828
                                                                  ----------
          Canada--3.5%
   35,640 Boardwalk Real Estate Investment Trust.................  1,698,252
    7,900 Dundee Real Estate Investment Trust....................    307,907
                                                                  ----------
                                                                   2,006,159
                                                                  ----------
          France--6.4%
    3,545 Gecina SA..............................................    599,941
   17,502 Klepierre..............................................  1,001,343
    7,841 Unibail-Rodamco........................................  2,012,656
                                                                  ----------
                                                                   3,613,940
                                                                  ----------
          Germany--2.3%..........................................
   19,686 DIC Asset AG...........................................    685,633
   16,395 IVG Immobilien AG......................................    612,049
                                                                  ----------
                                                                   1,297,682
                                                                  ----------
          Hong Kong--13.6%
  758,000 China Resources Land Ltd...............................  1,580,661
1,386,000 Far East Consortium....................................    624,433
  331,000 Hang Lung Properties Ltd...............................  1,482,729
   97,000 Henderson Land Development Co., Ltd....................    769,767
  142,000 Road King Infrastructure Ltd...........................    299,769
1,596,000 Shenzhen Investment Ltd................................  1,425,761
   50,000 Sun Hung Kai Properties Ltd............................    843,132
  295,000 Real Estate Investment Trust...........................    649,341
                                                                  ----------
                                                                   7,675,593
                                                                  ----------
          Japan--12.9%
       65 Japan Retail Fund Investment Corp......................    565,144
   91,000 Mitsubishi Estate Co., Ltd.............................  2,603,051
   57,000 Mitsui Fudosan Co., Ltd................................  1,580,924
       48 Mori Hills REIT Investment Corp........................    400,643
      354 NTT Urban Development Corp.............................    732,531
   41,000 Sumitono Realty & Development Co., Ltd.................  1,440,160
                                                                  ----------
                                                                   7,322,453
                                                                  ----------

          Singapore--3.5%
881,000   Ascott Group Ltd. (The)..................................    967,382
182,000   CapitaLand Ltd...........................................    999,225
                                                                    ----------
                                                                     1,966,607
                                                                    ----------
          United Kingdom--7.4%
 14,175   Big Yellow Group PLC.....................................    144,325
 34,790   British Land Co. PLC.....................................    830,706
 33,280   Brixton PLC..............................................    245,616
 18,259   Derwent London PLC.......................................    623,471
 44,379   Great Portland Estates PLC...............................    540,233
 16,959   Hammerson PLC............................................    404,942
 32,938   Land Securities Group PLC................................  1,128,726
 19,450   Quintain Estates & Development PLC.......................    293,236
                                                                    ----------
                                                                     4,211,255
                                                                    ----------
          United States--35.3%
  6,450   Alexandria Real Estate Equities, Inc.....................    620,877
  9,420   AMB Property Corp........................................    563,410
  6,100   AvalonBay Communities, Inc...............................    720,166
  5,230   Boston Properties, Inc...................................    543,397
 11,250   BRE Properties, Inc......................................    629,213
 56,260   Brookfield Properties Corp...............................  1,400,874
 12,570   CBL & Associates Properties, Inc.........................    440,579
  9,700   Developers Diversified Realty Corp.......................    541,939
  3,590   Digital Realty Trust, Inc................................    141,410
 14,600   Equity Residential.......................................    618,456
  7,200   Essex Property Trust, Inc................................    846,504
  7,740   Federal Realty Investments Trust.........................    685,764
  7,700   FelCor Lodging Trust, Inc................................    153,461
 13,990   General Growth Properties, Inc...........................    750,144
  6,330   Health Care, Inc.........................................    280,039
 14,200   Highwoods Properties, Inc................................    520,714
 32,440   Host Hotels & Resorts, Inc...............................    727,954
 17,450   Kimco Realty Corp........................................    788,915
 12,890   Liberty Property Trust...................................    518,307
 23,730   National Retail Properties, Inc..........................    578,537
 16,260   Nationwide Health Properties, Inc........................    489,914
 16,290   Prologis.................................................  1,080,842
  6,970   Public Storage, Inc......................................    548,191
  7,270   Regency Centers Corp.....................................    557,973
 19,620   Simon Property Group, Inc................................  1,961,999
  4,510   SL Green Realty Corp.....................................    526,633
  7,550   Starwood Hotels & Resorts Worldwide, Inc.................    458,663
 18,930   Sunstone Hotel Investors, Inc............................    485,365
 29,270   UDR, Inc.................................................    711,846
  9,780   Ventas, Inc..............................................    404,892
  6,640   Vornado Realty Trust.....................................    726,084
                                                                    ----------
                                                                    20,023,062
                                                                    ----------
          Total Common Stocks
          (Cost $54,873,213)....................................... 54,662,579
                                                                    ----------

          MONEY MARKET FUND--0.4%
  222,492 BNY Hamilton Money Fund (Institutional Shares),
          5.33% (a)................................................
          (Cost $222,492).......................................... $   222,492
                                                                    -----------
          Total Investments
          (Cost $55,095,705)(b)--96.9%.............................  54,885,071
          Other assets less liabilities--3.1%......................   1,734,591
                                                                    -----------
          Net Assets--100.0%                                        $56,619,662
                                                                    ===========

(a)Represents annualized 7 day yield at September 30,2007.

(b)The cost stated also approximates the aggregate cost for Federal income tax purposes.

   At September 30,2007 net unrealized depreciation was $210,634, based on cost for Federal income tax purposes.

   This consisted of aggregate gross unrealized appreciation of $3,078,614 and aggregate gross realized depreciation of $3,289,248.

Industry                                  US$ Value  % of Total Net Assets
--------                                 ----------- ---------------------
Commercial Services.....................     299,769           0.5
Lodging.................................     458,662           0.8
Real Estate Investment Trusts...........  27,618,519          48.8
Real Estate Operating Companies.........  26,285,629          46.4
Money Market Fund.......................     222,492           0.4
Other assets less liabilities...........   1,734,591           3.1
                                         -----------         -----
Net Assets.............................. $56,619,662         100.0%
                                         -----------         -----

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 NUMBER
OF SHARES                                                          US$ VALUE
---------                                                         -----------
          COMMON STOCKS--99.6%
          Australia--6.4%
  36,450  Alumina, Ltd. ADR (a).................................. $   922,185
  40,450  Amcor Ltd. ADR.........................................   1,056,704
  20,280  Australia & New Zealand Banking Group Ltd. ADR.........   2,665,092
  76,549  BHP Ltd. ADR (a).......................................   6,016,751
  26,325  Boral Ltd. ADR.........................................     670,000
 134,850  Coca-Cola Amatil Ltd. ADR..............................   2,148,039
  25,800  Commonwealth Bank of Australia ADR.....................   3,862,430
  56,800  Computershare Ltd. ADR (a).............................     466,964
 380,500  Foster's Group Ltd. ADR................................   2,198,795
 205,200  Lend Lease Corp. Ltd. ADR..............................   3,432,072
  23,520  National Australia Bank Ltd. ADR (a)...................   4,132,615
  60,247  Newcrest Mining Ltd. ADR...............................   1,503,163
  13,975  Santos Ltd. ADR........................................     748,361
  10,340  TABCORP Holdings Ltd. ADR..............................   1,386,279
  35,420  Telstra Corp. Ltd. ADR.................................     683,319
  23,520  Westpac Banking Corp. ADR..............................   2,958,816
  32,805  Woodside Petroleum Ltd. ADR (a)........................   1,457,342
                                                                  -----------
                                                                   36,308,927
                                                                  -----------
          Austria--0.6%
  42,400  Erste Bank der Oesterreichischen Sparkassen ADR (a)....   1,611,497
  86,500  Oest Elektrizats AG ADR................................     994,465
  10,700  Telekom Austria AG ADR.................................     558,465
  37,000  Wienerberger AG ADR (a)................................     461,579
                                                                  -----------
                                                                    3,626,006
                                                                  -----------
          Belgium--1.0%
  15,600  Delhaize Group ADR.....................................   1,498,536
 104,800  Fortis ADR (a).........................................   3,077,704
   6,500  Solvay SA ADR..........................................     940,761
                                                                  -----------
                                                                    5,517,001
                                                                  -----------
          Denmark--0.9%
  25,300  D/S Torm A/S ADR (a)...................................   1,032,746
  79,000  Danske Bank A/S ADR (a)................................   1,599,560
  14,400  Novo Nordisk A/S ADR...................................   1,742,976
  31,200  Vestas Wind Systems A/S ADR * (a)......................     820,172
                                                                  -----------
                                                                    5,195,454
                                                                  -----------
          Finland--1.9%
  88,800  Amer Sports Oyj ADR....................................   1,026,084
  27,200  Metso Corp. ADR (a)....................................   1,868,365
 169,700  Nokia Corp. ADR (Finland)..............................   6,436,720
  30,000  Stora Enso Oyj ADR (a).................................     580,200
  37,900  UPM-Kymmene Oyj ADR (a)................................     912,632
                                                                  -----------
                                                                   10,824,001
                                                                  -----------

          France--9.9%
 15,200   Air France KLM ADR*......................................    559,208
134,700   Alcatel-Lucent ADR (a)...................................  1,371,246
 87,600   AXA SA ADR...............................................  3,907,836
101,200   BNP Paribas SA ADR.......................................  5,522,282
 29,806   Business Objects SA ADR* (a).............................  1,337,395
 19,300   Dassault Systemes SA ADR (a).............................  1,264,729
 18,000   Essilor International SA ADR.............................    563,171
 76,800   France Telecom SA ADR....................................  2,568,192
173,000   Groupe Danone ADR (a)....................................  2,716,204
 42,824   Lafarge SA ADR (a).......................................  1,654,256
 72,645   L'Air Liquide SA ADR.....................................  1,939,375
149,000   L'Oreal SA ADR...........................................  3,898,972
 39,500   LVMH Moet Hennessy Louis Vuitton SA ADR (a)..............    944,528
 16,800   PSA Peugeot Citroen ADR (a)..............................  1,382,877
 28,600   Publicis Group ADR (a)...................................  1,173,023
100,200   Sanofi-Aventis ADR.......................................  4,250,484
101,945   Societe Generale ADR (a).................................  3,412,283
 32,600   Sodexho Alliance SA ADR (a)..............................  2,248,563
 35,200   Suez SA ADR (a)..........................................  2,067,468
 13,200   Technip SA ADR...........................................  1,177,029
 64,213   Thomson ADR (a)..........................................    978,606
 86,024   Total SA ADR (a).........................................  6,970,525
 40,400   Valeo SA ADR (a).........................................  1,120,946
 37,000   Veolia Environnement ADR (a).............................  3,187,180
                                                                    ----------
                                                                    56,216,378
                                                                    ----------
          Germany--8.5%
213,000   Allianz AG ADR (a).......................................  4,956,510
 16,000   Altana AG ADR (a)........................................    384,322
 23,400   BASF AG ADR (a)..........................................  3,239,979
 33,200   Bayer AG ADR.............................................  2,629,898
 38,900   Commerzbank AG ADR.......................................  1,575,010
  6,200   Continental AG ADR.......................................    858,368
 40,900   DaimlerChrysler AG (a)...................................  4,098,180
 24,323   Deutsche Bank AG (a).....................................  3,122,830
 72,100   Deutsche Lufthansa AG ADR................................  2,074,324
128,300   Deutsche Telekom AG ADR..................................  2,518,529
 83,127   E.On AG ADR (a)..........................................  5,101,504
 21,900   Fresenius Medical Care AG & Co. ADR......................  1,162,014
 22,100   Henkel KGaA ADR..........................................  1,132,092
 27,100   Hypo Real Estate Holding AG ADR..........................  1,541,613
 34,800   Infineon Technologies AG ADR*............................    597,864
  1,500   Puma AG Rudolf Dassler Sport ADR (a).....................    640,395
 21,800   RWE AG ADR (a)...........................................  2,729,495
 43,780   SAP AG ADR (a)...........................................  2,568,573
 37,542   Siemens AG ADR (a).......................................  5,152,640
 52,000   Volkswagen AG ADR........................................  2,345,751
                                                                    ----------
                                                                    48,429,891
                                                                    ----------
          Greece--0.8%
163,900   Alpha Bank A.E. ADR (a)..................................  1,424,176
 12,100   Coca Cola Hellenic Bottling Co. SA ADR (a)...............    707,850
 58,000   Hellenic Telecommunications Organization SA ADR..........  1,089,820
116,500   National Bank of Greece SA ADR (a).......................  1,504,015
                                                                    ----------
                                                                     4,725,861
                                                                    ----------

          Hong Kong--2.0%
101,000   Cheung Kong (Holdings) Ltd. ADR (a)....................  1,666,722
141,000   CLP Holdings Ltd. ADR..................................    976,467
 89,400   Hang Seng Bank Ltd. ADR................................  1,589,228
  6,000   Hopewell Holdings ADR (a)..............................     28,654
 29,000   Hutchison Whampoa Ltd. ADR (a).........................  1,551,975
108,000   Hysan Development Co., Ltd. ADR........................    599,173
 38,200   MTR Corp. ADR (a)......................................  1,138,333
104,000   Sun Hung Kai Properties Ltd. ADR (a)...................  1,753,710
105,000   Swire Pacific Ltd. ADR.................................  1,273,871
 77,500   Television Broadcasts Ltd. ADR.........................    931,759
                                                                  ----------
                                                                  11,509,892
                                                                  ----------
          Ireland--0.9%
 26,650   Allied Irish Banks PLC ADR (a).........................  1,291,726
 17,250   Bank of Ireland ADR....................................  1,301,168
 29,000   CRH PLC ADR (a)........................................  1,162,610
 83,670   Experian Group Ltd. (a)................................    881,313
 11,600   Ryanair Holdings PLC ADR* (a)..........................    481,516
                                                                  ----------
                                                                   5,118,333
                                                                  ----------
          Italy--3.8%
 44,000   Enel SpA ADR (a).......................................  2,480,280
 56,292   Eni SpA ADR (a)........................................  4,152,098
 48,300   Fiat SpA ADR* (a)......................................  1,456,912
172,948   Intesa Sanpaolo SpA ADR* (a)...........................  7,991,182
 32,500   Italcementi SpA ADR....................................    718,257
 29,000   Luxottica Group SpA ADR (a)............................    983,100
 34,600   Mediaset SpA ADR.......................................  1,068,763
 54,189   Telecom Italia SpA ADR.................................  1,640,301
 45,650   Telecom Italia SpA ADR.................................  1,093,318
                                                                  ----------
                                                                  21,584,211
                                                                  ----------
          Japan--20.4%
 11,700   Advantest Corp. ADR (a)................................    362,583
 54,000   Aeon Co., Ltd. ADR (a).................................    762,005
164,000   Aiful Corp. ADR (a)....................................    641,650
  9,400   Ajinomoto Co., Inc. ADR................................  1,176,890
160,000   All Nippon Airways Co., Ltd. ADR.......................  1,246,448
 43,500   Alps Electric Co., Ltd. ADR............................  1,045,375
 24,500   Amada Co., Ltd. ADR (a)................................  1,094,048
117,000   Asahi Glass Co., Ltd. ADR*.............................  1,571,661
 16,800   Asahi Kasei Corp. ADR..................................  1,355,510
 18,500   Bridgestone Corp. ADR*.................................    817,112
 49,500   Canon, Inc. ADR* (a)...................................  2,687,355
  2,700   Casio Computer Co., Ltd. ADR*..........................    386,402
 36,000   Dai Nippon Printing Co., Ltd. ADR......................  1,027,901
  5,300   Daiwa House Industry Co., Ltd. ADR.....................    690,753
  9,900   Daiwa Securities Group, Inc. ADR (a)...................    941,668
  6,750   Denso Corp. ADR........................................  1,016,476
 17,700   Ebara Corp. ADR* (a)...................................    817,172
 56,000   Eisai Co., Ltd. ADR....................................  2,643,827
 29,000   FujiFilm Holdings Corp. (a)............................  1,329,940
 26,000   Fujitsu Ltd. ADR (a)...................................    917,792
 18,300   Hitachi Ltd. ADR.......................................  1,210,362
 67,300   Honda Motor Co., Ltd. ADR..............................  2,245,128
 13,000   Itochu Corp. ADR.......................................  1,576,751

160,200   Japan Airlines Corp. ADR* (a)............................ 1,734,117
 18,000   Kajima Corp. ADR*........................................   618,179
  4,300   Kao Corp. ADR............................................ 1,282,355
 54,000   Kawasaki Heavy Industries, Ltd. ADR......................   845,105
 66,000   Kirin Brewery Co., Ltd. ADR..............................   872,236
 49,600   Kobe Steel Ltd. ADR......................................   925,025
 13,250   Komatsu Ltd. ADR......................................... 1,778,725
 20,800   Kubota Corp. ADR (a).....................................   849,888
 10,200   Kyocera Corp. ADR (a)....................................   950,538
 32,500   Marui Co., Ltd. ADR......................................   716,602
 63,500   Matsui Securities Co., Ltd. ADR..........................   971,702
 82,000   Matsushita Electric Industrial Co., Ltd. ADR............. 1,521,100
  7,600   Matsushita Electric Works Ltd. ADR (a)...................   915,185
 18,400   Meiji Seika Kaisha Ltd. ADR (a)..........................   924,679
 38,500   Millea Holdings, Inc. ADR................................ 1,546,495
 35,000   Mitsubishi Corp. ADR* (a)................................ 2,215,363
 12,400   Mitsubishi Electric Corp. ADR............................ 1,552,493
  6,200   Mitsubishi Estate Co., Ltd. ADR (a)...................... 1,773,509
371,000   Mitsubishi UFJ Financial ADR*............................ 3,368,680
  3,100   Mitsui & Co. Ltd. ADR (a)................................ 1,568,600
 10,900   Mitsui Sumitomo Insurance Co., Ltd. ADR.................. 1,278,450
209,000   NEC Corp. ADR............................................ 1,013,964
 60,000   Nidec Corp. ADR (a)...................................... 1,051,800
 86,500   Nikko Cordial Corp. ADR.................................. 1,085,246
 40,800   Nintendo Co., Ltd. ADR (a)............................... 2,651,653
 16,200   Nippon Shokubai Co., Ltd. ADR............................   787,359
 23,400   Nippon Steel Corp. ADR (a)............................... 1,682,547
 70,000   Nippon Telegraph & Telephone Corp. ADR................... 1,628,900
130,500   Nippon Yusen KK ADR (a).................................. 2,546,121
 54,500   Nissan Motor Co., Ltd. ADR (a)........................... 1,090,545
 12,350   Nisshin Steel Co., Ltd. ADR (a).......................... 1,112,429
  2,000   Nitto Denko Corp. ADR (a)................................   928,575
 98,000   Nomura Holdings, Inc. ADR*............................... 1,631,700
  9,400   NSK Ltd. ADR (a).........................................   823,823
 92,300   NTT DoCoMo, Inc. ADR (a)................................. 1,314,352
 22,300   Oji Paper Co. Ltd. ADR................................... 1,078,015
 88,000   Olympus Corp. ADR (a).................................... 3,611,353
 34,000   Omron Corp. ADR..........................................   898,664
  8,000   Orix Corp. ADR...........................................   907,760
 28,963   QP Corp. ADR.............................................   529,325
 11,000   Ricoh Co. Ltd. ADR*...................................... 1,152,250
 14,000   Secom Co., Ltd. ADR...................................... 1,346,259
160,000   Sega Sammy Holdings, Inc. ADR............................   532,112
 63,000   Sharp Corp. ADR* (a)..................................... 1,142,070
 57,000   Shiseido Co., Ltd. ADR* (a).............................. 1,263,747
 44,600   Sony Corp. ADR........................................... 2,143,476
 38,000   Sumitomo Corp. (a).......................................   733,468
  8,300   Sumitomo Electric Industries Ltd. ADR.................... 1,320,611
 25,900   Sumitomo Metal Industries Ltd. ADR (a)................... 1,508,760
315,000   Sumitomo Mitsui Financial Group, Inc. ADR (a)............ 2,451,204
  7,100   Suruga Bank Ltd. ADR.....................................   866,087
 24,800   Taiheiyo Cement Corp. ADR* (a)...........................   942,276
 24,400   Taisei Corp. ADR.........................................   706,446
 11,000   TDK Corp. ADR (a)........................................   962,500
 21,000   Teijin Ltd. ADR.......................................... 1,024,300
 17,600   The Bank of Yokohama Ltd. ADR............................ 1,213,476
 11,400   The Shizuoka Bank Ltd. ADR*.............................. 1,106,151
133,000   The Sumitomo Trust and Banking Co. Ltd. ADR.............. 1,004,882
 10,400   Tokyu Land Corp. ADR..................................... 1,042,577
 18,600   Toppan Printing Co., Ltd.................................   956,563
 12,500   Toray Industries, Inc. ADR (a)...........................   991,175
  4,600   TOTO Ltd. ADR (a)........................................   333,156

  5,200   Toyo Suisan Kaisha Ltd. ADR............................     976,568
 57,650   Toyota Motor Corp. ADR (a).............................   6,736,979
 27,000   Trend Micro, Inc.*.....................................   1,166,719
 10,500   Yamazaki Baking Co., Ltd. ADR*.........................     786,940
                                                                  -----------
                                                                  116,558,718
                                                                  -----------
          Netherlands--6.4%
 79,500   ABN AMRO Holding NV ADR (a)............................   4,173,750
 72,200   Aegon NV ADR...........................................   1,373,966
 10,000   Akzo Nobel NV ADR (a)..................................     822,004
 40,300   European Aeronautic Defence & Space Co. NV ADR (a).....   1,235,662
 32,650   Heineken NV ADR (a)....................................   1,068,429
 80,700   ING Groep NV ADR.......................................   3,575,817
 33,700   James Hardie Industries NV ADR.........................   1,064,920
 95,500   Koninklijke (Royal) KPN NV ADR.........................   1,658,835
 48,200   Koninklijke (Royal) Philips Electronics NV ADR.........   2,166,107
 49,680   Koninklijke Ahold NV ADR (a)...........................     748,916
 16,000   Koninklijke DSM NV ADR.................................     215,314
 36,524   Mittal Steel, Class A ADR..............................   2,862,021
 73,277   Royal Dutch Shell PLC, Class A ADR.....................   6,021,904
 55,688   Royal Dutch Shell PLC, Class B ADR.....................   4,571,985
 29,500   TNT NV ADR (a).........................................   1,233,433
 76,600   Unilever NV ADR (a)....................................   2,363,110
 34,800   Wolters Kluwer NV ADR (a)..............................   1,030,400
                                                                  -----------
                                                                   36,186,573
                                                                  -----------
          New Zealand--0.1%
 44,693   Telecom Corp. of New Zealand Ltd. ADR..................     757,999
                                                                  -----------
          Norway--1.1%
  8,020   DnB Nor Bank ASA ADR...................................   1,223,208
 43,500   Norsk Hydro ASA ADR....................................   1,885,725
 49,900   Orkla ASA ADR..........................................     886,234
 41,900   Statoil ASA ADR (a)....................................   1,421,248
127,900   Tomra Systems ASA ADR (a)..............................     919,934
                                                                  -----------
                                                                    6,336,349
                                                                  -----------
          Portugal--0.3%
 27,280   Energias de Portugal SA ADR (a)........................   1,590,648
 25,000   Portugal Telecom SGPS SA ADR (a).......................     351,000
                                                                  -----------
                                                                    1,941,648
                                                                  -----------
          Singapore--1.2%
108,500   CapitaLand Ltd. ADR (a)................................   1,191,384
 83,000   City Developments Ltd. ADR.............................     905,787
 16,500   DBS Group Holdings Ltd. ADR............................     960,356
 42,500   Keppel Corp. Ltd. ADR (a)..............................     824,547
 68,500   Neptune Orient Lines Ltd. ADR..........................     978,276
 32,935   Singapore Telecommunications Ltd. ADR..................     891,903
 33,500   United Overseas Bank Ltd. ADR..........................     997,473
                                                                  -----------
                                                                    6,749,726
                                                                  -----------
          Spain--4.1%
177,100   Banco Bilbao Vizcaya Argentaria SA ADR (a).............   4,122,888
319,900   Banco Santander Central Hispano SA ADR.................   6,177,268
 66,800   Endesa SA ADR (a)......................................   3,814,948

 37,200   Iberdrola SA ADR.......................................  2,179,645
 45,000   Repsol YPF SA ADR (a)..................................  1,597,500
 67,675   Telefonica SA ADR......................................  5,669,812
                                                                  ----------
                                                                  23,562,061
                                                                  ----------
          Sweden--2.4%
 59,600   AB SKF ADR.............................................  1,250,676
110,400   Atlas Copco AB ADR (a).................................  1,902,844
 74,600   Atlas Copco AB ADR (a).................................  1,187,781
 22,100   Electrolux AB ADR......................................    932,640
 42,100   Husqvarna AB ADR*......................................  1,083,566
 75,200   Sandvik AB ADR (a).....................................  1,607,099
 70,800   Svenska Cellulosa AB (SCA) ADR (a).....................  1,316,066
 72,630   Telefonaktiebolaget LM Ericsson ADR (a)................  2,890,674
 77,600   Volvo AB ADR (a).......................................  1,346,360
                                                                  ----------
                                                                  13,517,706
                                                                  ----------
          Switzerland--6.6%
115,210   ABB Ltd. ADR (a).......................................  3,021,959
 55,600   Adecco SA ADR..........................................    819,222
 20,620   Ciba Specialty Chemicals ADR...........................    523,795
 53,840   Credit Suisse Group ADR................................  3,571,207
 69,848   Nestle SA ADR..........................................  7,817,690
100,890   Novartis AG ADR........................................  5,544,914
 61,020   Roche Holding ADR......................................  5,513,322
 20,544   Swiss Reinsurance Co. ADR (a)..........................  1,823,670
 12,700   Swisscom AG ADR (a)....................................    481,333
 32,400   Syngenta AG ADR*.......................................  1,403,892
 89,490   UBS AG (a).............................................  4,765,343
 76,000   Zurich Financial Services AG ADR.......................  2,272,126
                                                                  ----------
                                                                  37,558,473
                                                                  ----------
          United Kingdom--20.3%
104,316   Anglo American PLC ADR (a).............................  3,489,370
 66,969   AstraZeneca PLC ADR....................................  3,353,138
 47,425   BAE Systems PLC ADR....................................  1,907,321
 88,325   Barclays PLC ADR (a)...................................  4,294,362
 27,800   BG Group PLC ADR.......................................  2,395,821
 47,250   BHP Billiton PLC ADR (a)...............................  3,397,748
128,946   BP PLC ADR (a).........................................  8,942,405
 14,300   British Airways PLC ADR* (a)...........................  1,116,573
 37,000   British American Tobacco PLC ADR (a)...................  2,663,260
 41,300   British Land Co. PLC ADR...............................    986,157
 27,050   British Sky Broadcasting Group PLC ADR (a).............  1,543,474
 39,520   BT Group PLC ADR*......................................  2,483,042
 26,904   Cadbury Schweppes PLC ADR..............................  1,251,574
 15,838   Centrica PLC ADR.......................................  1,227,789
239,100   Compass Group PLC ADR..................................  1,471,134
 29,795   Diageo PLC ADR.........................................  2,613,916
 58,960   Friends Provident PLC ADR..............................  2,066,118
124,601   GlaxoSmithKline PLC ADR................................  6,628,773
174,700   HBOS PLC ADR...........................................  3,254,958
107,880   HSBC Holdings PLC ADR (a)..............................  9,989,687
 19,125   Imperial Chemical Industries PLC ADR...................  1,016,197
 16,700   Imperial Tobacco Group PLC ADR.........................  1,532,392
 38,270   Intercontinental Hotels Group PLC ADR..................    760,042
 11,920   International Power PLC ADR (a)........................  1,095,878
144,010   Invensys PLC ADR* (a)..................................    910,273
 82,900   Invesco PLC ADR (a)....................................  2,263,170

     15,475   J Sainsbury PLC ADR.............................       728,301
     14,600   Johnson Matthey PLC ADR (a).....................       991,717
    111,626   Kingfisher PLC ADR (a)..........................       813,262
    140,611   Ladbrokes PLC ADR...............................     1,236,857
    111,900   Legal & General Group PLC ADR...................     1,522,914
     69,250   Lloyds TSB Group PLC ADR........................     3,078,855
     15,250   Marks & Spencer Group PLC ADR*..................     1,147,409
     21,228   National Grid PLC ADR (a).......................     1,703,122
     40,800   Pearson PLC ADR.................................       630,768
     64,850   Prudential Corp. PLC ADR (a)....................     2,000,623
     23,125   Reed Elsevier PLC ADR...........................     1,166,656
     54,500   Rentokil Initial PLC ADR........................       926,598
      9,200   Reuters Group PLC ADR (a).......................       729,192
     18,160   Rexam PLC ADR...................................     1,034,030
     10,075   Rio Tinto PLC ADR (a)...........................     3,459,755
     25,360   Rolls-Royce Group PLC ADR.......................     1,349,816
     50,200   SABMiller PLC ADR*..............................     1,423,677
     48,200   Scottish & Southern Energy PLC ADR (a)..........     1,483,818
     38,990   Signet Group PLC ADR............................       674,137
     19,020   Smith & Nephew PLC ADR..........................     1,164,785
    114,668   Tesco PLC ADR...................................     3,078,538
     40,425   Tomkins PLC ADR.................................       753,522
     25,600   Trinity Mirror PLC ADR..........................       429,770
     61,020   Unilever PLC ADR................................     1,932,503
     33,100   United Utilities PLC ADR........................       944,115
    209,723   Vodafone Group PLC ADR (a)......................     7,612,944
     42,100   Wolseley PLC ADR................................       716,542
      9,640   WPP Group PLC ADR (a)...........................       650,700
                                                               -------------
                                                                 116,039,498
                                                               -------------
              Total Common Stocks
              (Cost $399,816,147).............................   568,264,706
                                                               -------------
              MONEY MARKET FUND--0.1%
    713,880   BNY Hamilton Money Fund (Institutional Shares),
                5.33% (b)
              (Cost $713,880).................................       713,880
                                                               -------------
              INVESTMENT OF CASH COLLATERAL FOR SECURITIES
              LOANED --29.8%
              MONEY MARKET FUND -- 29.8%
169,881,662   BNY Institutional Cash Reserve Fund, 5.45% (c)
              (Cost $169,881,662) (d).........................   169,881,662
                                                               -------------
              Total Investments
              (Cost $570,411,689) (e)--129.5%.................   738,860,248
              Liabilities in excess of other assets--(29.5%)..  (168,418,312)
                                                               -------------
              Net Assets--100.0%.............................. $ 570,441,936
                                                               =============

ADR American Depositary Receipt.

*   Non-income producing security.

(a) Security, or a portion thereof, was on loan at September 30, 2007.

(b) Represents annualized 7 day yield at September 30, 2007.

(c) Interest rate shown reflects the yield as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $166,268,471 and the total value of the collateral held by the Fund was $169,881,662.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized appreciation was $168,448,559, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $178,192,223 and aggregate gross unrealized depreciation of $9,743,664.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON INTERNATIONAL EQUITY FUND

Industry Diversification

September 30, 2007 (Unaudited)

                                                                        % OF
                                                                       TOTAL
                                                          US$ VALUE  NET ASSETS
                                                         ----------- ----------
Advertising.............................................   1,173,023     0.2
Aerospace/Defense.......................................   4,492,799     0.8
Agriculture.............................................   4,195,652     0.7
Airlines................................................   7,212,186     1.2
Apparel.................................................     640,395     0.1
Auto Manufacturers......................................  19,356,372     3.4
Auto Parts & Equipment..................................   3,812,902     0.7
Banks...................................................  98,466,512    17.2
Beverages...............................................  11,032,942     1.9
Building Materials......................................   9,160,744     1.6
Chemicals...............................................  16,794,376     2.9
Commercial Services.....................................   5,957,856     1.0
Computers...............................................   2,347,256     0.4
Cosmetics/Personal Care.................................   6,445,074     1.1
Distribution/Wholesale..................................   6,810,724     1.2
Diversified Financial Services..........................  16,405,608     2.9
Electric................................................  26,217,738     4.6
Electrical Components & Equipment.......................   6,432,110     1.1
Electronics.............................................   6,437,231     1.1
Engineering & Construction..............................   4,346,584     0.8
Entertainment...........................................   2,623,136     0.5
Environmental Control...................................     919,934     0.2
Food....................................................  26,667,092     4.7
Food Service............................................   3,719,697     0.7
Food stores.............................................     748,916     0.1
Forest Products & Paper.................................   3,886,913     0.7
Gas.....................................................   1,227,789     0.2
Hand/Machine Tools......................................   2,658,899     0.5
Healthcare-Products.....................................   2,147,885     0.4
Healthcare-Services.....................................   1,725,185     0.3
Holding Companies-Diversified...........................   5,348,443     0.9
Home Builders...........................................     690,753     0.1
Home Furnishings........................................   5,575,822     1.0
Hotels..................................................     760,042     0.1
Household Products/Wares................................   2,215,658     0.4
Housewares..............................................     333,156     0.1
Insurance...............................................  26,324,525     4.6
Internet................................................   2,138,421     0.4
Iron/Steel..............................................   8,090,782     1.4
Leisure Time............................................   1,558,196     0.3
Machinery-Construction & Mining.........................   4,869,350     0.9
Machinery-Diversified...................................   5,975,833     1.0
Media...................................................   8,181,482     1.4
Metal Fabricate/Hardware................................   2,074,499     0.4
Mining..................................................  15,299,602     2.7
Miscellaneous Manufacturing.............................  11,849,311     2.1
Money Market Funds...................................... 170,595,542    29.9
Natural Gas.............................................   3,489,370     0.6
Office/Business Equipment...............................   3,839,605     0.7
Oil & Gas...............................................  40,164,914     7.0
Oil & Gas Services......................................   1,177,029     0.2

Packaging & Containers..................................     2,090,734    0.4
Pharmaceuticals.........................................    30,061,756    5.3
Real Estate.............................................    12,393,588    2.2
REITS...................................................       986,157    0.2
Retail..................................................     4,113,415    0.7
Software................................................     5,170,697    0.9
Telecommunications......................................    43,700,704    7.6
Textiles................................................     2,015,475    0.4
Toys/Games/Hobbies......................................     2,651,653    0.5
Transportation..........................................     6,928,909    1.2
Water...................................................     4,131,295    0.7
                                                         -------------  -----
Total value of investments..............................   738,860,248  129.5
Liabilities in excess of other assets...................  (168,418,312) (29.5)
                                                         -------------  -----
Net Assets.............................................. $ 570,441,936  100.0%
                                                         -------------  -----

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON LARGE CAP EQUITY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 NUMBER
OF SHARES                                                           VALUE
---------                                                        -----------
            COMMON STOCKS--99.1%
            Aerospace/Defense--1.9%
 101,000    United Technologies Corp............................ $ 8,128,480
                                                                 -----------
            Auto Parts & Equipment --1.5%
 54,550     Johnson Controls, Inc...............................   6,442,901
                                                                 -----------
            Banks--2.7%
 108,000    Bank of America Corp................................   5,429,160
 121,500    Wachovia Corp.......................................   6,093,225
                                                                 -----------
                                                                  11,522,385
                                                                 -----------
            Beverages--1.9%
 110,000    PepsiCo, Inc. (a)...................................   8,058,600
                                                                 -----------
            Biotechnology--1.0%
 57,000     Genentech, Inc.*....................................   4,447,140
                                                                 -----------
            Chemicals--1.8%
 80,000     Air Products and Chemicals, Inc.....................   7,820,800
                                                                 -----------
            Commercial Services--1.7%
 184,000    Accenture Ltd. (Bermuda)............................   7,406,000
                                                                 -----------
            Computers--4.4%
 69,600     Apple, Inc.*........................................  10,686,384
 402,000    EMC Corp.*..........................................   8,361,600
                                                                 -----------
                                                                  19,047,984
                                                                 -----------
            Cosmetics/Personal Care--4.3%
 168,000    Avon Products, Inc..................................   6,305,040
 97,000     Colgate-Palmolive Co................................   6,918,040
 74,375     Procter & Gamble Co.................................   5,231,538
                                                                 -----------
                                                                  18,454,618
                                                                 -----------
            Diversified Financial Services--8.0%
 48,000     Alliance Bernstein Holding LP.......................   4,227,360
 72,000     American Express Co.................................   4,274,640
 192,000    Charles Schwab Corp. (The)..........................   4,147,200
 154,000    Citigroup, Inc......................................   7,187,180
 152,000    JPMorgan Chase & Co.................................   6,964,640
 51,000     Merrill Lynch & Co., Inc............................   3,635,280
 65,000     Morgan Stanley......................................   4,095,000
                                                                 -----------
                                                                  34,531,300
                                                                 -----------
            Electric--2.0%
 80,000     Allegheny Energy, Inc.*.............................   4,180,800

 50,700   Public Service Enterprise Group, Inc....................  4,461,093
                                                                   ----------
                                                                    8,641,893
                                                                   ----------
          Electrical Components & Equipment--1.6%
133,000   Emerson Electric Co.....................................  7,078,260
                                                                   ----------
          Electronics--1.0%
189,000   LG. Philips LCD Co., Ltd .(a)...........................  4,524,660
                                                                   ----------
          Food--1.4%
184,000   Safeway, Inc............................................  6,092,240
                                                                   ----------
          Healthcare--Products--2.7%
 96,500   Johnson & Johnson.......................................  6,340,050
 96,000   Medtronic, Inc..........................................  5,415,360
                                                                   ----------
                                                                   11,755,410
                                                                   ----------
          Healthcare--Services--1.2%
 65,500   WellPoint, Inc.*........................................  5,169,260
                                                                   ----------
          Insurance--6.0%
 89,000   Aflac, Inc..............................................  5,076,560
 80,000   Allstate Corp. (The)....................................  4,575,200
 65,000   American International Group, Inc.......................  4,397,250
 55,000   Hartford Financial Services Group, Inc..................  5,090,250
 40,000   Prudential Financial, Inc...............................  3,903,200
 56,500   Travelers Cos., Inc. (The)..............................  2,844,210
                                                                   ----------
                                                                   25,886,670
                                                                   ----------
          Internet--1.3%
  9,600   Google, Inc., Class A*..................................  5,445,792
                                                                   ----------
          Machinery--Construction & Mining--1.5%
 80,000   Caterpillar, Inc........................................  6,274,400
                                                                   ----------
          Machinery--Diversified--1.5%
 45,000   Deere & Co..............................................  6,678,900
                                                                   ----------
          Media--0.9%
201,700   Time Warner, Inc........................................  3,703,212
                                                                   ----------
          Miscellaneous Manufacturing--8.2%
 44,500   3M Co...................................................  4,164,310
 46,000   Danaher Corp............................................  3,804,660
273,000   General Electric Co..................................... 11,302,200
130,000   Honeywell International, Inc............................  7,731,100
136,000   Textron, Inc............................................  8,460,560
                                                                   ----------
                                                                   35,462,830
                                                                   ----------
          Oil & Gas--7.3%
 59,000   BP PLC ADR (United Kingdom) (a).........................  4,091,650
 60,000   Chevron Corp............................................  5,614,800
 80,000   ConocoPhillips..........................................  7,021,600
106,800   Exxon Mobil Corp........................................  9,885,408
119,000   Southwestern Energy Co.*................................  4,980,150
                                                                   ----------
                                                                   31,593,608
                                                                   ----------

            Oil & Gas Services--2.0%
   43,500   Schlumberger Ltd.......................................   4,567,500
   29,700   Smith International, Inc...............................   2,120,580
   31,000   Weatherford International Ltd.*........................   2,082,580
                                                                    -----------
                                                                      8,770,660
                                                                    -----------
            Pharmaceuticals--6.2%
   81,920   Abbott Laboratories....................................   4,392,550
   72,200   Novartis AG ADR (Switzerland)..........................   3,968,112
  163,000   Pfizer, Inc............................................   3,982,090
   82,500   Schering-Plough Corp...................................   2,609,475
  141,500   Teva Pharmaceutical Industries Ltd. ADR (Israel).......   6,292,505
  124,000   Wyeth..................................................   5,524,200
                                                                    -----------
                                                                     26,768,932
                                                                    -----------
            Pipelines--2.7%
  120,500   Questar Corp...........................................   6,329,865
  162,000   Williams Cos., Inc. (The) (a)..........................   5,517,720
                                                                    -----------
                                                                     11,847,585
                                                                    -----------
            Real Estate Investment Trust--1.3%
  147,780   Digital Realty Trust, Inc. (a).........................   5,821,054
                                                                    -----------
            Retail--6.7%
   78,000   Kohl's Corp.*..........................................   4,471,740
  157,500   PetSmart, Inc. (a).....................................   5,024,250
  195,000   Sonic Corp.* (a).......................................   4,563,000
   97,000   Target Corp............................................   6,166,290
  262,000   Urban Outfitters, Inc.* (a)............................   5,711,600
   70,000   Wal-Mart Stores, Inc...................................   3,055,500
                                                                    -----------
                                                                     28,992,380
                                                                    -----------
            Semiconductors--4.6%
  394,000   Intel Corp.............................................  10,188,840
  357,500   National Semiconductor Corp............................   9,695,400
                                                                    -----------
                                                                     19,884,240
                                                                    -----------
            Software--2.3%
  332,200   Microsoft Corp.........................................   9,786,612
                                                                    -----------
            Telecommunications--7.5%
  178,500   AT&T, Inc..............................................   7,552,335
  276,700   Cisco Systems, Inc.*...................................   9,161,537
  321,500   Corning, Inc...........................................   7,924,975
  171,000   Verizon Communications, Inc............................   7,571,880
                                                                    -----------
                                                                     32,210,727
                                                                    -----------
            Total Common Stocks
            (Cost $321,717,669).................................... 428,249,533
                                                                    -----------
            MONEY MARKET FUND--0.9%
3,873,053   BNY Hamilton Money Fund (Institutional Shares), 5.33%
              (b)
            (Cost $3,873,053)......................................   3,873,053
                                                                    -----------

             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--3.9%
             MONEY MARKET FUND--3.9%
16,728,109   BNY Institutional Cash Reserve Fund, 5.45% (c)
             (Cost $16,728,109)..................................   16,728,109
                                                                  ------------
             Total Investments
             (Cost $342,318,831) (b)--103.9%.....................  448,850,695
             Liabilities in excess of other assets--(3.9)%.......  (16,722,323)
                                                                  ------------
             Net Assets--100.0%.................................. $432,128,372
                                                                  ============

*   Non-income producing security.

ADR American Depositary Receipt.

(a) Securities, or portion thereof, were on loan at September 30, 2007.

(b) Represents annualized 7day yield at September 30, 2007.

(c) Interest rate shown reflects the yield as of June 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $16,168,911 and the total value of the collateral held by the Fund was $16,728,109.

(e) The cost stated also approximates the aggregated cost for Federal income tax purposes. At September 30, 2007 net unrealized appreciation was $106,531,864, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $109,475,686 and aggregate gross unrealized depreciation of $2,943,822.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON LARGE CAP GROWTH FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          COMMON STOCKS--98.1%
          Aerospace/Defense--2.3%
  41,750  United Technologies Corp.................................. $3,360,040
                                                                     ----------
          Agriculture--0.9%
  18,700  Altria Group, Inc.........................................  1,300,211
                                                                     ----------
          Auto Parts & Equipment--1.2%
  14,500  Johnson Controls, Inc.....................................  1,712,595
                                                                     ----------
          Beverages--1.6%
  32,200  PepsiCo, Inc..............................................  2,358,972
                                                                     ----------
          Biotechnology--2.9%
  29,300  Amgen, Inc.*..............................................  1,657,501
  11,300  Celgene Corp.*............................................    805,803
  23,050  Genentech, Inc.*..........................................  1,798,361
                                                                     ----------
                                                                      4,261,665
                                                                     ----------
          Chemicals--3.0%
  23,950  Monsanto Co...............................................  2,053,473
  27,950  Praxair, Inc..............................................  2,341,092
                                                                     ----------
                                                                      4,394,565
                                                                     ----------
          Commercial Services--2.9%
  68,900  Accenture Ltd. (Bermuda)..................................  2,773,225
  40,900  Pharmaceutical Product Development, Inc...................  1,449,496
                                                                     ----------
                                                                      4,222,721
                                                                     ----------
          Computers--6.2%
  27,250  Apple, Inc.*..............................................  4,183,965
 123,050  EMC Corp.*................................................  2,559,440
  46,300  Hewlett-Packard Co........................................  2,305,277
                                                                     ----------
                                                                      9,048,682
                                                                     ----------
          Cosmetics/Personal Care--4.9%
  73,550  Avon Products, Inc........................................  2,760,332
  40,200  Colgate-Palmolive Co......................................  2,867,064
  21,800  Procter & Gamble Co.......................................  1,533,412
                                                                     ----------
                                                                      7,160,808
                                                                     ==========

       Diversified Financial Services--3.4%
15,750 AllianceBernstein Holding LP..............................  1,387,103
27,850 Ameriprise Financial, Inc.................................  1,757,614
83,900 Charles Schwab Corp. (The)................................  1,812,239
                                                                  ----------
                                                                   4,956,956
                                                                  ----------
       Electric--1.1%
31,900 Allegheny Energy, Inc.....................................  1,667,094
                                                                  ----------
       Electrical Components & Equipment--1.7%
46,650 Emerson Electric Co.......................................  2,482,713
                                                                  ----------
       Electronics--2.3%
68,500 LG.Philips LCD Co., Ltd. ADR (South Korea) * (a)..........  1,639,890
28,500 Thermo Fisher Scientific, Inc.*...........................  1,645,020
                                                                  ----------
                                                                   3,284,910
                                                                  ----------
       Food--0.9%
39,500 Safeway, Inc..............................................  1,307,845
                                                                  ----------
       Healthcare-Products--3.4%
52,250 Johnson & Johnson.........................................  3,432,825
26,000 Medtronic, Inc............................................  1,466,660
                                                                  ----------
                                                                   4,899,485
                                                                  ----------
       Healthcare-Services--1.6%
29,000 WellPoint, Inc.*..........................................  2,288,680
                                                                  ----------
       Insurance--2.0%
29,000 Aflac, Inc................................................  1,654,160
18,969 American International Group, Inc.........................  1,283,253
                                                                  ----------
                                                                   2,937,413
                                                                  ----------
       Internet--1.7%
 4,325 Google, Inc., Class A*....................................  2,453,443
                                                                  ----------
       Machinery-Construction & Mining--1.7%
32,000 Caterpillar, Inc..........................................  2,509,760
                                                                  ----------
       Media--0.9%
67,650 Time Warner, Inc..........................................  1,242,054
                                                                  ----------
       Miscellaneous Manufacturing--8.5%
16,500 3M Co.....................................................  1,544,070
29,500 Danaher Corp..............................................  2,439,945
36,500 General Electric Co.......................................  1,511,100
31,600 Honeywell International, Inc..............................  1,879,252
43,600 Illinois Tool Works, Inc..................................  2,600,303
38,700 Textron, Inc..............................................  2,407,527
                                                                  ----------
                                                                  12,382,197
                                                                  ----------
       Oil & Gas--2.4%
24,200 ConocoPhillips............................................  2,124,034
33,500 Southwestern Energy Co.*..................................  1,401,975
                                                                  ----------
                                                                   3,526,009
                                                                  ----------

        Oil & Gas Services--4.8%
 23,200 National Oilwell Varco, Inc.*.............................   3,352,400
 25,280 Smith International, Inc..................................   1,804,992
 26,000 Weatherford International Ltd.*...........................   1,746,680
                                                                   -----------
                                                                     6,904,072
                                                                   -----------
        Pharmaceuticals--6.6%
 38,850 Abbott Laboratories.......................................   2,083,137
 57,500 Gilead Sciences, Inc.*....................................   2,350,024
 47,850 Schering-Plough Corp......................................   1,513,496
 46,550 Teva Pharmaceutical Industries Ltd. ADR (Israel)..........   2,070,079
 35,650 Wyeth.....................................................   1,588,208
                                                                   -----------
                                                                     9,604,944
                                                                   -----------
        Pipelines--2.2%
 32,500 Questar Corp..............................................   1,707,225
 44,500 Williams Cos., Inc. (The) (a).............................   1,515,670
                                                                   -----------
                                                                     3,222,895
                                                                   -----------
        Real Estate Investment Trust--1.0%
 35,000 Digital Realty Trust, Inc. (a)............................   1,378,650
                                                                   -----------
        Retail--7.8%
 41,600 Home Depot, Inc...........................................   1,349,504
 26,300 Kohl's Corp.*.............................................   1,507,779
 64,650 PetSmart, Inc. (a)........................................   2,062,334
 62,500 Sonic Corp.* (a)..........................................   1,462,500
 27,900 Target Corp...............................................   1,773,603
 82,100 Urban Outfitters, Inc.* (a)...............................   1,789,780
 31,550 Wal-Mart Stores, Inc......................................   1,377,158
                                                                   -----------
                                                                    11,322,658
                                                                   -----------
        Semiconductors--7.3%
176,400 Intel Corp................................................   4,561,704
 54,050 MEMC Electronic Materials, Inc.*..........................   3,181,383
108,000 National Semiconductor Corp...............................   2,928,960
                                                                   -----------
                                                                    10,672,047
                                                                   -----------
        Software--5.8%
 30,700 Electronic Arts, Inc.*....................................   1,718,893
 33,980 Infosys Tech Ltd. ADR (India).............................   1,644,292
170,600 Microsoft Corp............................................   5,025,876
                                                                   -----------
                                                                     8,389,061
                                                                   -----------
        Telecommunications--5.1%
138,350 Cisco Systems, Inc.*......................................   4,580,769
116,800 Corning, Inc..............................................   2,879,120
                                                                   -----------
                                                                     7,459,889
                                                                   -----------
        Total Common Stocks
        (Cost $113,729,220)....................................... 142,713,034
                                                                   -----------

          MONEY MARKET FUND--2.1%
2,981,578 BNY Hamilton Money Fund (Institutional Shares),
          5.33% (b)
          (Cost $2,981,578)......................................    2,981,578
                                                                  ------------
          INVESTMENT OF CASH COLLATERAL FOR SECURITIES
          LOANED--3.3%
          MONEY MARKET FUND--3.3%
4,793,897 BNY Institutional Cash Revenue Fund, 5.45% (c)
          (Cost $4,793,897) (d)..................................    4,793,897
                                                                  ------------
          Total Investments
          (Cost $121,504,695) (e)--103.5%........................  150,488,509
          Liabilities in excess of other assets--(3.5%)..........   (5,059,724)
                                                                  ------------
          Net Assets--100.0%
                                                                  $145,428,785
                                                                  ------------

ADR American Depositary Receipt.

*   Non-incoming producing security.

(a) Security, or a portion thereof, was on loan at September 30, 2007.

(b) Represents annualized 7 day yield at September 30, 2007.

(c) Interest rate shown reflects the yield as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $4,634,586 and the total value of the collateral held by the Fund was $4,793,897.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized appreciation was $28,983,814 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $30,806,808 and aggregate gross unrealized depreciation of $1,822,994.

See previously submitted notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON LARGE CAP VALUE FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            COMMON STOCKS--99.8%
            Aerospace/Defense--4.5%
 200,000    United Technologies Corp............................... $16,096,000
                                                                    -----------
            Banks--8.7%
 196,294    Bank of America Corp...................................   9,867,699
 316,000    U.S. Bancorp...........................................  10,279,480
 225,000    Wachovia Corp..........................................  11,283,750
                                                                    -----------
                                                                     31,430,929
                                                                    -----------
            Construction Materials--0.4%
  20,000    Texas Industries, Inc. (a).............................   1,570,000
                                                                    -----------
            Chemicals--3.7%
  66,000    duPont (E.I.) de Nemours & Co..........................   3,270,960
 120,000    Praxair, Inc...........................................  10,051,200
                                                                    -----------
                                                                     13,322,160
                                                                    -----------
            Computers--1.7%
 122,000    NCR Corp.*.............................................   6,075,600
                                                                    -----------
            Cosmetics/Personal Care--3.9%
 200,000    Procter & Gamble Co....................................  14,068,000
                                                                    -----------
            Diversified Financial Services--8.3%
 141,000    CIT Group, Inc.........................................   5,668,200
 226,000    Citigroup, Inc.........................................  10,547,420
  23,000    Goldman Sachs Group, Inc...............................   4,985,020
 139,900    JPMorgan Chase & Co....................................   6,410,218
  38,000    Morgan Stanley.........................................   2,394,000
                                                                    -----------
                                                                     30,004,858
                                                                    -----------
            Electric--3.1%
 670,000    TECO Energy, Inc. (a)..................................  11,008,100
                                                                    -----------
            Electrical Components & Equipment--3.9%
 266,000    Emerson Electric Co....................................  14,156,520
                                                                    -----------
            Engineering & Construction--0.9%
  60,000    McDermott International, Inc.*.........................   3,244,800
                                                                    -----------
            Food--2.6%
 160,000    General Mills, Inc.....................................   9,281,600
                                                                    -----------
            Healthcare-Products--6.8%
 140,000    Becton, Dickinson & Co.................................  11,487,000
 196,000    Johnson & Johnson......................................  12,877,200
                                                                    -----------
                                                                     24,364,200
                                                                    -----------

          Insurance--2.0%
 90,000   American International Group, Inc......................  6,088,500
 40,000   Genworth Financial, Inc................................  1,229,200
                                                                  ----------
                                                                   7,317,700
                                                                  ----------
          Iron/Steel--1.3%
 30,000   Allegheny Technologies, Inc. (a).......................  3,298,500
 15,000   Cleveland-Cliffs, Inc..................................  1,319,550
                                                                  ----------
                                                                   4,618,050
                                                                  ----------
          Machinery-Construction & Mining--1.7%
 76,000   Caterpillar, Inc.......................................  5,960,680
                                                                  ----------
          Media--1.7%
195,647   Idearc, Inc............................................  6,157,011
                                                                  ----------
          Miscellaneous Manufacturing--5.2%
 66,000   Eaton Corp.............................................  6,536,640
296,000   General Electric Co.................................... 12,254,400
                                                                  ----------
                                                                  18,791,040
                                                                  ----------
          Oil & Gas--10.1%
 46,000   Chevron Corp...........................................  4,304,680
 90,000   ConocoPhillips.........................................  7,899,300
265,000   Petrobras ADR (Brazil)................................. 17,145,500
 60,000   Transocean, Inc.* (a)..................................  6,783,000
                                                                  ----------
                                                                  36,132,480
                                                                  ----------
          Oil & Gas Services--6.1%
 40,000   Grant Prideco, Inc.*...................................  2,180,800
150,000   Schlumberger Ltd....................................... 15,750,000
 60,000   Weatherford International Ltd.*........................  4,030,800
                                                                  ----------
                                                                  21,961,600
                                                                  ----------
          Pharmaceuticals--2.5%
170,000   GlaxoSmithKline PLC ADR (Great Britain)................  9,044,000
                                                                  ----------
          Pipelines--3.6%
276,000   National Fuel Gas Co................................... 12,919,560
                                                                  ----------
          Retail--5.4%
130,000   J. C. Penney Co., Inc..................................  8,238,100
220,000   Limited Brands, Inc. (a)...............................  5,035,800
130,000   Nordstrom, Inc. (a)....................................  6,095,700
                                                                  ----------
                                                                  19,369,600
                                                                  ----------
          Semiconductors--2.7%
266,000   Texas Instruments, Inc.................................  9,732,940
                                                                  ----------

             Telecommunications--7.9%
   326,000   AT&T, Inc...........................................   13,793,060
   326,000   Verizon Communications, Inc.........................   14,435,280
                                                                  ------------
                                                                    28,228,340
                                                                  ------------
             Transportation--1.1%
    38,000   GulfMark Offshore, Inc.*............................    1,849,080
    40,000   Norfolk Southern Corp...............................    2,076,400
                                                                  ------------
                                                                     3,925,480
                                                                  ------------
             Total Common Stocks
             (Cost $290,695,040).................................  358,781,248
                                                                  ------------
             MONEY MARKET FUND--0.2%
   632,834   BNY Hamilton Money Fund (Institutional Shares),
               5.33% (b)
             (Cost $632,834).....................................      632,834
                                                                  ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED -- 4.2%
             MONEY MARKET FUND--4.2%
15,273,230   BNY Institutional Cash Reserve Fund,
             5.45% (c)
             (Cost $15,273,230) (d)..............................   15,273,230
                                                                  ------------
             Total Investments
             (Cost $306,601,104) (e)--104.2%.....................  374,687,312
             Liabilities in excess of other assets--(4.2%).......  (15,195,627)
                                                                  ------------
             Net Assets--100.0%.................................. $359,491,685
                                                                  ============

*   Non-income producing security.

ADR American Depositary Receipt.

(a) Securities, or portions thereof, were on loan at September 30, 2007.

(b) Represents annualized 7 day yield at September 30, 2007.

(c) Interest rate shown reflects the yield as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $14,769,217 and the total value of the collateral held by the Fund was $15,273,230.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized appreciation was $68,086,208, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $73,471,176 and aggregate gross unrealized depreciation of $5,384,968.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON MULTI-CAP EQUITY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                           ----------
            COMMON STOCKS--97.9%
            Aerospace/Defense--2.0%
 11,600     Lockheed Martin Corp................................... $1,258,484
                                                                    ----------
            Banks--5.3%
 11,000     M&T Bank Corp..........................................  1,137,950
 38,000     National City Corp.....................................    953,420
 48,000     TCF Financial Corp. (a)................................  1,256,640
                                                                    ----------
                                                                     3,348,010
                                                                    ----------
            Beverages--5.0%
 21,000     PepsiCo, Inc...........................................  1,538,460
 27,500     The Coca-Cola Co.......................................  1,580,425
                                                                    ----------
                                                                     3,118,885
                                                                    ----------
            Biotechnology--2.2%
 25,000     Charles River Laboratories International, Inc.*(a).....  1,403,750
                                                                    ----------
            Building Materials--1.7%
 35,000     Universal Forest Products, Inc. (a)....................  1,046,500
                                                                    ----------
            Commercial Services--2.5%
 42,000     DeVry, Inc. (a)........................................  1,554,420
                                                                    ----------
            Diversified Financial Services--4.4%
 18,000     Capital One Financial Corp.............................  1,195,740
 33,000     Citigroup, Inc.........................................  1,540,110
                                                                    ----------
                                                                     2,735,850
                                                                    ----------
            Electric--4.7%
 17,000     Dominion Resources, Inc................................  1,433,100
 75,000     The AES Corp.*.........................................  1,503,000
                                                                    ----------
                                                                     2,936,100
                                                                    ----------
            Electronics--2.3%
 68,000     Flextronics International Ltd. (Singapore)*............    760,240
 29,000     Jabil Circuit, Inc.....................................    662,360
                                                                    ----------
                                                                     1,422,600
                                                                    ----------
            Engineering & Construction--3.8%
 32,000     Jacobs Engineering Group, Inc.*........................  2,418,560
                                                                    ----------
            Food--2.1%
 23,000     General Mills, Inc.....................................  1,334,230
                                                                    ----------

           Healthcare-Products--4.8%
  22,000   Johnson & Johnson...................................... 1,445,400
  23,000   Stryker Corp. (a)...................................... 1,581,480
                                                                   ---------
                                                                   3,026,880
                                                                   ---------
           Healthcare-Services--2.2%
  26,000   Aetna, Inc............................................. 1,411,020
                                                                   ---------
           Home Builders--0.3%
  40,000   Standard Pacific Corp. (a).............................   219,600
                                                                   ---------
           Housewares--2.3%
  50,000   Newell Rubbermaid, Inc................................. 1,441,000
                                                                   ---------
           Internet--1.2%
  27,400   Akamai Technologies, Inc.* (a).........................   787,202
                                                                   ---------
           Machinery--Construction & Mining--2.5%
  20,000   Caterpillar, Inc....................................... 1,568,600
                                                                   ---------
           Machinery--Diversified--1.8%
  30,700   Zebra Technologies Corp.* (a).......................... 1,120,243
                                                                   ---------
           Media--1.9%
  49,200   Comcast Corp., Class A*................................ 1,189,656
                                                                   ---------
           Miscellaneous Manufacturing--8.4%
  21,900   Ceradyne, Inc. (a)..................................... 1,658,706
  53,000   General Electric Co.................................... 2,194,201
  24,000   Honeywell International, Inc........................... 1,427,280
                                                                   ---------
                                                                   5,280,187
                                                                   ---------
           Oil & Gas--6.9%
  16,000   Exxon Mobil Corp....................................... 1,480,960
  21,000   Noble Energy, Inc...................................... 1,470,840
  17,000   Royal Dutch Shell PLC ADR (Netherlands)................ 1,397,060
                                                                   ---------
                                                                   4,348,860
                                                                   ---------
           Oil & Gas Services--2.9%
   8,900   Schlumberger Ltd.......................................   934,500
  12,900   Weatherford International Ltd.*........................   866,622
                                                                   ---------
                                                                   1,801,122
                                                                   ---------
           Pharmaceuticals--6.0%
  47,000   Bristol-Myers Squibb Co................................ 1,354,540
  25,000   Merck & Co., Inc....................................... 1,292,250
  46,000   Pfizer, Inc............................................ 1,123,780
                                                                   ---------
                                                                   3,770,570
                                                                   ---------
           Pipelines--2.7%
  32,000   Questar Corp........................................... 1,680,960
                                                                   ---------
           Real Estate Investment Trust--1.5%
  48,000   CapitalSource, Inc. (a)................................   971,520
                                                                   ---------
           Retail--2.3%
  30,000   Walgreen Co............................................ 1,417,200
                                                                   ---------

             Savings & Loans--1.7%
    29,900   Washington Mutual, Inc. (a).........................    1,055,769
                                                                  ------------
             Semiconductors--6.4%
    30,000   Analog Devices, Inc. (a)............................    1,084,800
    75,000   Applied Materials, Inc..............................    1,552,500
    38,600   Texas Instruments, Inc..............................    1,412,374
                                                                  ------------
                                                                     4,049,674
                                                                  ------------
             Software--4.0%
    45,000   Microsoft Corp......................................    1,325,700
    29,300   Paychex, Inc........................................    1,201,300
                                                                  ------------
                                                                     2,527,000
                                                                  ------------
             Telecommunications--2.1%
    31,382   AT&T, Inc...........................................    1,327,772
                                                                  ------------
             Total Common Stocks
             (Cost $44,714,988)..................................   61,572,224
                                                                  ------------
             MONEY MARKET FUND--2.2%
 1,405,852   BNY Hamilton Money Fund (Institutional Shares),
               5.33% (b)
             (Cost $1,405,852)...................................    1,405,852
                                                                  ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
               LOANED--18.7%
             MONEY MARKET FUND--18.7%
11,794,127   BNY Institutional Cash Reserve Fund, 5.45% (c)
             (Cost $11,794,127) (d)..............................   11,794,127
                                                                  ------------
             Total Investments
             (Cost $57,914,967) (e)--118.8%......................   74,772,203
             Liabilities in excess of other assets--(18.8%)......  (11,832,792)
                                                                  ------------
             Net Assets--100.0%.................................. $ 62,939,411
                                                                  ============

ADR American Deposit Receipt.

*   Non-income producing security.

(a) Security, or portion thereof, was on loan at September 30, 2007.

(b) Represents annualized 7 day yield at September 30, 2007.

(c) Interest rate shown reflects the yield as of September 30, 2007.

(d) At September 30, 2007, the total market value of the fund's securities on loan was $11,336,270 and the total value of the collateral held by the fund was $11,794,127.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007 net unrealized appreciation was $16,857,236, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $19,004,364 and aggregate gross unrealized depreciation of $2,147,128.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON S & P 500 INDEX FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                           ----------
            COMMON STOCKS--98.6%
            Advertising--0.2%
  3,340     Omnicom Group, Inc..................................... $  160,620
  4,795     The Interpublic Group of Cos., Inc.* (a)...............     49,772
                                                                    ----------
                                                                       210,392
                                                                    ----------
            Aerospace/Defense--2.4%
  7,981     Boeing Co. (The).......................................    837,925
  4,134     General Dynamics Corp..................................    349,199
  1,280     Goodrich Corp..........................................     87,334
  1,285     L-3 Communications Holdings, Inc.......................    131,250
  3,536     Lockheed Martin Corp...................................    383,621
  3,500     Northrop Grumman Corp..................................    273,000
  4,455     Raytheon Co............................................    284,318
  1,695     Rockwell Collins, Inc. (a).............................    123,803
 10,096     United Technologies Corp...............................    812,526
                                                                    ----------
                                                                     3,282,976
                                                                    ----------
            Agriculture--1.4%
 21,440     Altria Group, Inc......................................  1,490,723
  6,552     Archer-Daniels-Midland Co..............................    216,740
  1,744     Reynolds American, Inc. (a)............................    110,901
  1,625     UST, Inc. (a)..........................................     80,600
                                                                    ----------
                                                                     1,898,964
                                                                    ----------
            Airlines--0.1%
  7,600     Southwest Airlines Co. (a).............................    112,480
                                                                    ----------
            Apparel--0.4%
  3,801     Coach, Inc.*...........................................    179,673
    945     Jones Apparel Group, Inc...............................     19,968
  1,035     Liz Claiborne, Inc.....................................     35,532
  3,941     NIKE, Inc., Class B....................................    231,178
    610     Polo Ralph Lauren Corp.................................     47,428
    910     V.F. Corp..............................................     73,483
                                                                    ----------
                                                                       587,262
                                                                    ----------
            Auto Manufacturers--0.4%
 21,372     Ford Motor Co. (a).....................................    181,448
  5,763     General Motors Corp. (a)...............................    211,502
  2,538     PACCAR, Inc............................................    216,365
                                                                    ----------
                                                                       609,315
                                                                    ----------
            Auto Parts & Equipment--0.2%
  2,015     Johnson Controls, Inc..................................    237,992
  2,145     The Goodyear Tire & Rubber Co.*........................     65,229
                                                                    ----------
                                                                       303,221
                                                                    ----------

         Banks--5.7%
45,184   Bank of America Corp....................................... 2,271,399
11,588   Bank of New York Mellon Corp. (The)........................   511,494
 5,621   BB&T Corp..................................................   227,032
 1,555   Comerica, Inc..............................................    79,740
 1,954   Commerce Bancorp, Inc......................................    75,776
 5,447   Fifth Third Bancorp........................................   184,544
 1,280   First Horizon National Corp................................    34,125
 3,720   Huntington Bancshares, Inc. (a)............................    63,166
 3,960   KeyCorp....................................................   128,027
   768   M&T Bank Corp..............................................    79,450
 2,715   Marshall & Ilsley Corp.....................................   118,836
 6,442   National City Corp.........................................   161,630
 1,950   Northern Trust Corp. (a)...................................   129,227
 3,480   PNC Financial Services Group, Inc..........................   236,988
 7,168   Regions Financial Corp.....................................   211,313
 3,966   State Street Corp..........................................   270,323
 3,558   SunTrust Banks, Inc........................................   269,234
 3,325   Synovus Financial Corp.....................................    93,266
17,571   U.S. Bancorp...............................................   571,585
19,379   Wachovia Corp..............................................   971,856
34,029   Wells Fargo & Co........................................... 1,212,112
 1,092   Zions Bancorp. (a).........................................    74,988
                                                                     ---------
                                                                     7,976,111
                                                                     ---------
         Beverages--2.2%
 7,633   Anheuser-Busch Cos., Inc...................................   381,574
   880   Brown-Forman Corp., Class B................................    65,921
 2,895   Coca-Cola Enterprises, Inc.................................    70,117
 1,970   Constellation Brands, Inc., Class A* (a)...................    47,694
   700   Molson Coors Brewing Co....................................    69,769
16,448   PepsiCo, Inc............................................... 1,204,979
20,259   The Coca-Cola Co........................................... 1,164,285
 1,421   The Pepsi Bottling Group, Inc..............................    52,819
                                                                     ---------
                                                                     3,057,158
                                                                     ---------
         Biotechnology--0.9%
11,067   Amgen, Inc.*...............................................   626,059
 2,935   Biogen Idec, Inc.*.........................................   194,679
 3,900   Celgene Corp.*.............................................   278,109
 2,685   Genzyme Corp.*.............................................   166,363
   555   Millipore Corp.* (a).......................................    42,069
                                                                     ---------
                                                                     1,307,279
                                                                     ---------
         Building Materials--0.1%
 1,845   American Standard Cos., Inc. (a)...........................    65,719
 3,730   Masco Corp.................................................    86,424
                                                                     ---------
                                                                       152,143
                                                                     ---------
         Chemicals--1.7%
 2,200   Air Products & Chemicals, Inc..............................   215,072
   570   Ashland, Inc...............................................    34,320
 9,667   Dow Chemical Co. (The).....................................   416,261
 9,369   duPont (E.I.) de Nemours & Co..............................   464,327
   860   Eastman Chemical Co........................................    57,388

 1,770   Ecolab, Inc................................................    83,544
 1,180   Hercules, Inc.*............................................    24,804
   913   International Flavors & Fragrances, Inc. (a)...............    48,261
 5,558   Monsanto Co................................................   476,542
 1,670   PPG Industries, Inc........................................   126,169
 3,261   Praxair, Inc...............................................   273,141
 1,395   Rohm and Haas Co...........................................    77,660
 1,110   Sherwin-Williams Co. (The) (a).............................    72,938
 1,335   Sigma-Aldrich Corp. (a)....................................    65,068
                                                                     ---------
                                                                     2,435,495
                                                                     ---------
         Coal--0.2%
 1,860   CONSOL Energy, Inc.........................................    86,676
 2,705   Peabody Energy Corp........................................   129,488
                                                                     ---------
                                                                       216,164
                                                                     ---------
         Commercial Services--0.6%
 1,450   Apollo Group, Inc., Class A*...............................    87,218
 1,375   Convergys Corp.*...........................................    23,870
 1,446   Equifax, Inc...............................................    55,122
 3,305   H&R Block, Inc.............................................    70,000
 3,015   McKesson Corp..............................................   177,251
 1,340   Monster Worldwide, Inc.*...................................    45,640
 2,255   Moody's Corp...............................................   113,652
 2,260   R. R. Donnelley & Sons Co..................................    82,626
 1,660   Robert Half International, Inc.............................    49,568
 7,861   Western Union Co. (The)....................................   164,845
                                                                     ---------
                                                                       869,792
                                                                     ---------
         Computers--4.6%
 1,010   Affiliated Computer Services, Inc.*........................    50,742
 8,861   Apple, Inc.*............................................... 1,360,518
 1,472   Cognizant Technology Solutions Corp.*......................   117,421
 1,770   Computer Sciences Corp.*...................................    98,943
23,127   Dell, Inc.*................................................   638,305
 5,180   Electronic Data Systems Corp...............................   113,131
21,345   EMC Corp.*.................................................   443,976
26,248   Hewlett-Packard Co......................................... 1,306,888
13,858   International Business Machines Corp. (a).................. 1,632,473
   960   Lexmark International, Inc.*...............................    39,869
 1,835   NCR Corp.*.................................................    91,383
 3,620   Network Appliance, Inc.* (a)...............................    97,414
 2,315   SanDisk Corp.*.............................................   127,557
36,015   Sun Microsystems, Inc.*....................................   202,044
 3,555   Unisys Corp.*..............................................    23,534
                                                                     ---------
                                                                     6,344,198
                                                                     ---------
         Cosmetics/Personal Care--2.0%
 4,405   Avon Products, Inc.........................................   165,320
 5,197   Colgate-Palmolive Co.......................................   370,650
 1,170   Estee Lauder Cos., Inc. (The)..............................    49,678
31,773   Procter & Gamble Co........................................ 2,234,913
                                                                     ---------
                                                                     2,820,561
                                                                     ---------
         Distribution/Wholesale--0.1%
 1,725   Genuine Parts Co...........................................    86,250
   730   W.W. Grainger, Inc.........................................    66,569
                                                                     ---------
                                                                       152,819
                                                                     ---------

         Diversified Financial Services--7.5%
12,041   American Express Co........................................    714,874
 2,400   Ameriprise Financial, Inc..................................    151,464
 1,187   Bear Stearns Cos., Inc. The)...............................    145,775
 4,256   Capital One Financial Corp.................................    282,726
 9,650   Charles Schwab Corp. The)..................................    208,440
 1,940   CIT Group, Inc.............................................     77,988
50,645   Citigroup, Inc.............................................  2,363,601
   541   CME Group, Inc.............................................    317,756
 5,862   Countrywide Financial Corp. (a)............................    111,437
 4,857   Discover Financial Services................................    101,026
 4,325   E*TRADE Financial Corp.*...................................     56,485
 9,913   Fannie Mae.................................................    602,810
   885   Federated Investors, Inc., Class B.........................     35,135
 1,656   Franklin Resources, Inc....................................    211,140
 6,624   Freddie Mac................................................    390,882
 4,130   Goldman Sachs Group, Inc...................................    895,136
   700   IntercontinentalExchange, Inc..............................    106,330
 1,605   Janus Capital Group, Inc. (a)..............................     45,389
34,451   JPMorgan Chase & Co........................................  1,578,544
 1,353   Legg Mason, Inc............................................    114,044
 5,405   Lehman Brothers Holdings, Inc..............................    333,651
 8,777   Merrill Lynch & Co., Inc...................................    625,625
10,715   Morgan Stanley.............................................    675,045
 4,200   SLM Corp...................................................    208,614
 2,695   T. Rowe Price Group, Inc...................................    150,085
                                                                     ----------
                                                                     10,504,002
                                                                     ----------
         Electric--3.1%
 6,805   AES Corp. (The)*...........................................    136,372
 1,695   Allegheny Energy, Inc.*....................................     88,581
 2,115   Ameren Corp. (a)...........................................    111,038
 4,065   American Electric Power Co., Inc...........................    187,315
 3,270   CenterPoint Energy, Inc....................................     52,418
 2,280   CMS Energy Corp.*..........................................     38,350
 2,758   Consolidated Edison, Inc...................................    127,695
 1,835   Constellation Energy Group, Inc............................    157,425
 2,966   Dominion Resources, Inc....................................    250,034
 1,740   DTE Energy Co. (a).........................................     84,286
12,822   Duke Energy Corp...........................................    239,643
 5,040   Dynegy, Inc., Class A* (a).................................     46,570
 3,315   Edison International.......................................    183,817
 1,990   Entergy Corp...............................................    215,497
 6,868   Exelon Corp................................................    517,572
 3,106   FirstEnergy Corp...........................................    196,734
 4,145   FPL Group, Inc.............................................    252,348
   771   Inetgrys Energy Group, Inc. (a)............................     39,498
 3,595   PG&E Corp..................................................    171,841
 1,020   Pinnacle West Capital Corp.................................     40,300
 3,898   PPL Corp...................................................    180,477
 2,631   Progress Energy, Inc.......................................    123,262
 2,595   Public Service Enterprise Group, Inc.......................    228,334
 7,700   Southern Co. The)..........................................    279,356
 2,140   TECO Energy, Inc. (a)......................................     35,160
 4,695   TXU Corp. (a)..............................................    321,467
 4,267   Xcel Energy, Inc...........................................     91,911
                                                                     ----------
                                                                      4,397,301
                                                                     ----------

         Electrical Component & Equipment--0.3%
 8,060   Emerson Electric Co........................................   428,953
 1,459   Molex, Inc.................................................    39,291
                                                                     ---------
                                                                       468,244
                                                                     ---------
         Electronics--0.6%
 3,930   Agilent Technologies, Inc.*................................   144,938
 1,861   Applera Corp. - Applied Biosystems Group...................    64,465
 2,105   Jabil Circuit, Inc.........................................    48,078
 1,235   PerkinElmer, Inc...........................................    36,074
 9,300   Solectron Corp.* (a).......................................    36,270
   770   Tektronix, Inc.............................................    21,360
 4,340   Thermo Fisher Scientific, Inc.*............................   250,505
 5,055   Tyco Electronics Ltd.......................................   179,099
 1,015   Waters Corp.*..............................................    67,924
                                                                     ---------
                                                                       848,713
                                                                     ---------
         Engineering & Construction--0.1%
   900   Fluor Corp. (a)............................................   129,582
                                                                     ---------
         Entertainment--0.1%
 3,420   International Game Technology..............................   147,402
                                                                     ---------
         Environmental Control--0.2%
 2,935   Allied Waste Industries, Inc.*.............................    37,421
 5,280   Waste Management, Inc......................................   199,267
                                                                     ---------
                                                                       236,688
                                                                     ---------
         Food--1.8%
 2,288   Campbell Soup Co...........................................    84,656
 4,980   ConAgra Foods, Inc.........................................   130,127
 1,310   Dean Foods Co.*............................................    33,510
 3,362   General Mills, Inc.........................................   195,030
 3,250   H.J. Heinz Co..............................................   150,150
 1,720   Hershey Co. (The) (a)......................................    79,825
 2,704   Kellogg Co.................................................   151,424
16,055   Kraft Foods, Inc., Class A.................................   554,059
 7,200   Kroger Co. (The)...........................................   205,344
 1,320   McCormick & Co., Inc.......................................    47,480
 4,465   Safeway, Inc...............................................   147,836
 7,376   Sara Lee Corp..............................................   123,105
 2,134   SUPER VALU, INC............................................    83,247
 6,205   SYSCO Corp.................................................   220,837
 2,800   Tyson Foods, Inc., Class A.................................    49,980
 1,415   Whole Foods Market, Inc....................................    69,278
 2,215   Wm. Wrigley Jr. Co.........................................   142,269
                                                                     ---------
                                                                     2,468,157
                                                                     ---------
         Forest Products & Paper--0.4%
 4,375   International Paper Co.....................................   156,931
 1,866   MeadWestvaco Corp..........................................    55,103
 1,780   Plum Creek Timber Co., Inc.................................    79,673
 1,075   Temple-Inland, Inc. (a)....................................    56,577
 2,197   Weyerhaeuser Co............................................   158,843
                                                                     ---------
                                                                       507,127
                                                                     ---------

         Gas--0.2%
   460   NICOR, Inc.................................................    19,734
 2,782   NiSource, Inc. (a).........................................    53,247
 2,685   Sempra Energy (a)..........................................   156,053
                                                                     ---------
                                                                       229,034
                                                                     ---------
         Hand/Machine Tools--0.1%
   672   Black & Decker Corp........................................    55,978
   590   Snap-on, Inc...............................................    29,229
   840   Stanley Works (The) (a)....................................    47,149
                                                                     ---------
                                                                       132,356
                                                                     ---------
         Healthcare-Products--3.1%
   565   Bausch & Lomb, Inc.........................................    36,160
 6,564   Baxter International, Inc..................................   369,422
 2,484   Becton, Dickinson & Co.....................................   203,812
13,576   Boston Scientific Corp.*...................................   189,385
 1,050   C. R. Bard, Inc............................................    92,600
 5,065   Covidien Ltd. (a)..........................................   210,198
29,473   Johnson & Johnson.......................................... 1,936,375
11,544   Medtronic, Inc.............................................   651,197
 1,420   Patterson Cos., Inc.*......................................    54,826
 3,467   St. Jude Medical, Inc.*....................................   152,791
 2,421   Stryker Corp...............................................   166,468
 1,280   Varian Medical Systems, Inc.*..............................    53,619
 2,405   Zimmer Holdings, Inc.*.....................................   194,781
                                                                     ---------
                                                                     4,311,634
                                                                     ---------
         Healthcare-Services--1.4%
 5,204   Aetna, Inc.................................................   282,421
 1,595   Coventry Health Care, Inc.*................................    99,225
 1,715   Humana, Inc.*..............................................   119,844
 1,195   Laboratory Corp. of America Holdings*......................    93,485
   745   Manor Care, Inc............................................    47,978
 1,590   Quest Diagnostics, Inc.....................................    91,854
 4,820   Tenet Healthcare Corp.* (a)................................    16,195
13,486   UnitedHealth Group, Inc....................................   653,128
 6,146   WellPoint, Inc.*...........................................   485,042
                                                                     ---------
                                                                     1,889,172
                                                                     ---------
         Holding Companies-Diversified--0.1%
 1,680   Leucadia National Corp. (a)................................    81,010
                                                                     ---------
         Home Builders--0.1%
 1,220   Centex Corp. (a)...........................................    32,415
 2,773   D.R. Horton, Inc. (a)......................................    35,521
   780   KB Home (a)................................................    19,547
 1,410   Lennar Corp. (a)...........................................    31,937
 2,155   Pulte Homes, Inc...........................................    29,330
                                                                     ---------
                                                                       148,750
                                                                     ---------
         Home Furnishings--0.1%
   670   Harman International Industries, Inc.......................    57,968
   801   Whirlpool Corp. (a)........................................    71,370
                                                                     ---------
                                                                       129,338
                                                                     ---------

           Household Products/Wares--0.4%
 1,085     Avery Dennison Corp....................................    61,867
 1,410     Clorox Co. (The).......................................    85,996
 1,565     Fortune Brands, Inc....................................   127,532
 4,336     Kimberly-Clark Corp....................................   304,647
                                                                   ---------
                                                                     580,042
                                                                   ---------
           Housewares--0.1%
 2,810     Newell Rubbermaid, Inc.................................    80,984
                                                                   ---------
           Insurance--4.6%
 3,350     ACE Ltd. (Bermuda).....................................   202,910
 4,972     Aflac, Inc.............................................   283,603
 5,958     Allstate Corp. (The)...................................   340,738
 1,040     Ambac Financial Group, Inc. (a)........................    65,426
26,115     American International Group, Inc...................... 1,766,681
 2,975     Aon Corp...............................................   133,310
   985     Assurant, Inc..........................................    52,698
 4,006     Chubb Corp. (The)......................................   214,882
 2,881     CIGNA Corp.............................................   153,528
 1,748     Cincinnati Financial Corp..............................    75,706
 4,505     Genworth Financial, Inc................................   138,439
 3,241     Hartford Financial Services Group, Inc.................   299,955
 2,759     Lincoln National Corp..................................   182,011
 4,527     Loews Corp.............................................   218,880
 5,512     Marsh & McLennan Cos., Inc.............................   140,556
 1,285     MBIA, Inc. (a).........................................    78,449
 7,569     MetLife, Inc...........................................   527,786
   835     MGIC Investment Corp. (a)..............................    26,979
 2,705     Principal Financial Group, Inc.........................   170,658
 7,370     Progressive Corp. (The)................................   143,052
 4,680     Prudential Financial, Inc..............................   456,674
 1,056     SAFECO Corp............................................    64,648
   970     Torchmark Corp.........................................    60,450
 6,685     Travelers Cos., Inc. (The).............................   336,523
 3,670     Unum Group.............................................    89,805
 1,851     XL Capital Ltd., Class A (Bermuda).....................   146,599
                                                                   ---------
                                                                   6,370,946
                                                                   ---------
           Internet--2.0%
 1,680     Akamai Technologies, Inc.* (a).........................    48,266
 3,110     Amazon.Com, Inc.*......................................   289,697
11,610     eBay, Inc.*............................................   453,022
 2,360     Google, Inc., Class A*................................. 1,338,758
 1,945     IAC/InterActiveCorp* (a)...............................    57,708
 9,148     Symantec Corp.*........................................   177,288
 2,475     VeriSign, Inc.* (a)....................................    83,507
13,710     Yahoo!, Inc.* (a)......................................   367,976
                                                                   ---------
                                                                   2,816,222
                                                                   ---------
           Investment Companies--0.1%
 1,910     American Capital Strategies Ltd. (a)...................    81,614
                                                                   ---------
           Iron/Steel--0.3%
 1,045     Allegheny Technologies, Inc............................   114,898
 2,927     Nucor Corp.............................................   174,069
 1,210     United States Steel Corp...............................   128,187
                                                                   ---------
                                                                     417,154
                                                                   ---------

         Leisure Time--0.3%
   900   Brunswick Corp.........................................    20,574
 4,445   Carnival Corp..........................................   215,271
 2,555   Harley-Davidson, Inc...................................   118,067
                                                                 ---------
                                                                   353,912
                                                                 ---------
         Lodging--0.5%
 1,905   Harrah's Entertainment, Inc............................   165,601
 3,971   Hilton Hotels Corp.....................................   184,612
 3,257   Marriott International, Inc., Class A..................   141,582
 2,135   Starwood Hotels & Resorts Worldwide, Inc...............   129,701
 1,810   Wyndham Worldwide Corp.*...............................    59,296
                                                                 ---------
                                                                   680,792
                                                                 ---------
         Machinery-Construction & Mining--0.4%
 6,505   Caterpillar, Inc.......................................   510,187
 1,040   Terex Corp.............................................    92,581
                                                                 ---------
                                                                   602,768
                                                                 ---------
         Machinery-Diversified--0.4%
 1,067   Cummins, Inc...........................................   136,459
 2,263   Deere & Co.............................................   335,874
 1,550   Rockwell Automation, Inc...............................   107,741
                                                                 ---------
                                                                   580,074
                                                                 ---------
         Media--2.8%
 6,969   CBS Corp., Class B (a).................................   219,524
 5,065   Clear Channel Communications, Inc......................   189,634
31,468   Comcast Corp., Class A*................................   760,895
 7,730   DIRECTV Group, Inc. (The)*.............................   187,684
   665   Dow Jones & Co., Inc...................................    39,701
   915   EW Scripps Co. (a).....................................    38,430
 2,370   Gannett Co., Inc.......................................   103,569
 3,449   McGraw-Hill Cos., Inc. (The)...........................   175,589
   390   Meredith Corp..........................................    22,347
 1,460   New York Times Co. (The), Class A (a)..................    28,850
23,567   News Corp., Ltd., (The) Class A........................   518,238
37,964   Time Warner, Inc.......................................   697,019
   780   Tribune Co.............................................    21,310
 6,985   Viacom, Inc., Class B*.................................   272,205
19,755   Walt Disney Co.........................................   679,374
                                                                 ---------
                                                                 3,954,369
                                                                 ---------
         Metal Fabricate/Hardware--0.1%
 1,410   Precision Castpar Corp.................................   208,651
                                                                 ---------
         Mining--0.8%
 8,994   Alcoa, Inc.............................................   351,845
 3,886   Freeport-McMoRan Copper & Gold, Inc., Class B..........   407,603
 4,601   Newmont Mining Corp....................................   205,803
   975   Vulcan Materials Co. (a)...............................    86,921
                                                                 ---------
                                                                 1,052,172
                                                                 ---------

          Miscellaneous Manufacturing--5.2%
  7,293   3M Co..................................................    682,479
  1,870   Cooper Industries, Ltd.................................     95,538
  2,515   Danaher Corp...........................................    208,016
  2,080   Dover Corp.............................................    105,976
  2,915   Eastman Kodak Co. (a)..................................     78,005
  1,490   Eaton Corp.............................................    147,570
104,322   General Electric Co....................................  4,318,931
  7,618   Honeywell International, Inc...........................    453,042
  4,270   Illinois Tool Works, Inc...............................    254,663
  2,918   Ingersoll-Rand Co., Ltd., Class A (Bermuda)............    158,943
  1,845   ITT Corp...............................................    125,331
  1,770   Leggett & Platt, Inc...................................     33,913
  1,245   Pall Corp..............................................     48,431
  1,185   Parker-Hannifin Corp...................................    132,519
  2,540   Textron, Inc...........................................    158,013
  5,065   Tyco International Ltd. (Bermuda)......................    224,582
                                                                  ----------
                                                                   7,225,952
                                                                  ----------
          Office/Business Equipment--0.2%
  2,240   Pitney Bowes, Inc......................................    101,741
  9,525   Xerox Corp.*...........................................    165,163
                                                                  ----------
                                                                     266,904
                                                                  ----------
          Oil & Gas--9.1%
  4,721   Anadarko Petroleum Corp................................    253,754
  3,378   Apache Corp............................................    304,223
  4,179   Chesapeake Energy Corp.................................    147,352
 21,704   Chevron Corp...........................................  2,031,060
 16,573   ConocoPhillips.........................................  1,454,612
  4,545   Devon Energy Corp......................................    378,144
  1,505   ENSCO International, Inc...............................     84,431
  2,495   EOG Resources, Inc.....................................    180,463
 56,473   Exxon Mobil Corp.......................................  5,227,140
  2,820   Hess Corp..............................................    187,615
  6,938   Marathon Oil Corp......................................    395,605
  1,925   Murphy Oil Corp........................................    134,538
  2,861   Nabors Industries Ltd. (Bermuda)* (a)..................     88,033
  2,730   Noble Corp.............................................    133,907
  8,460   Occidental Petroleum Corp..............................    542,117
  1,120   Rowan Cos., Inc........................................     40,970
  1,227   Sunoco, Inc............................................     86,847
  1,400   Tesoro Corp............................................     64,428
  2,948   Transocean, Inc.*......................................    333,271
  5,635   Valero Energy Corp.....................................    378,559
  3,926   XTO Energy, Inc........................................    242,784
                                                                  ----------
                                                                  12,689,853
                                                                  ----------
          Oil & Gas Services--1.9%
  3,255   Baker Hughes, Inc......................................    294,154
  2,965   BJ Services Co.........................................     78,721
  9,066   Halliburton Co.........................................    348,134
  1,815   National Oilwell Varco, Inc.*..........................    262,268
 12,135   Schlumberger Ltd.......................................  1,274,175
  2,040   Smith International, Inc...............................    145,656
  3,430   Weatherford International Ltd.*........................    230,427
                                                                  ----------
                                                                   2,633,535
                                                                  ----------

         Packaging & Containers--0.1%
 1,045   Ball Corp..............................................    56,168
 1,060   Bemis Co., Inc. (a)....................................    30,857
 1,325   Pactiv Corp.*..........................................    37,975
 1,635   Sealed Air Corp.*......................................    41,790
                                                                 ---------
                                                                   166,790
                                                                 ---------
         Pharmaceuticals--5.5%
15,735   Abbott Laboratories....................................   843,711
 3,136   Allergan, Inc..........................................   202,178
 1,831   AmerisourceBergen Corp.................................    82,999
 1,090   Barr Pharmaceuticals, Inc.*............................    62,032
20,138   Bristol-Myers Squibb Co................................   580,377
 3,717   Cardinal Health, Inc...................................   232,424
10,046   Eli Lilly & Co.........................................   571,919
 2,630   Express Scripts, Inc.*.................................   146,807
 3,215   Forest Laboratories, Inc.*.............................   119,887
 9,428   Gilead Sciences, Inc.*.................................   385,322
 1,600   Hospira, Inc.*.........................................    66,320
 2,481   King Pharmaceuticals, Inc.*............................    29,077
 2,757   Medco Health Solutions, Inc.*..........................   249,205
22,157   Merck & Co., Inc....................................... 1,145,295
 2,525   Mylan Laboratories, Inc................................    40,299
70,525   Pfizer, Inc............................................ 1,722,927
16,483   Schering-Plough Corp...................................   521,357
 1,040   Watson Pharmaceuticals, Inc.*..........................    33,696
13,687   Wyeth..................................................   609,756
                                                                 ---------
                                                                 7,645,588
                                                                 ---------
         Pipelines--0.4%
 7,125   El Paso Corp...........................................   120,911
 1,762   Questar Corp...........................................    92,558
 6,431   Spectra Energy Corp....................................   157,431
 6,111   Williams Cos., Inc. (The) (a)..........................   208,141
                                                                 ---------
                                                                   579,041
                                                                 ---------
         Real Estate--0.0% (++)
 2,002   CB Richard Ellis Group, Inc. (a).......................    55,736
                                                                 ---------
         Real Estate Investment Trusts--1.2%
   985   Apartment Investment & Management Co., Class A.........    44,453
 2,280   Archstone-Smith Trust (a)..............................   137,119
   810   AvalonBay Communities, Inc.............................    95,629
 1,215   Boston Properties, Inc.................................   126,239
 1,260   Developers Diversified Realty Corp. (a)................    70,396
 2,816   Equity Residential (a).................................   119,286
 2,500   General Growth Properties, Inc. (a)....................   134,050
 5,315   Host Hotels & Resorts, Inc.............................   119,269
 2,562   Kimco Realty Corp......................................   115,828
 2,615   Prologis...............................................   173,505
 1,270   Public Storage, Inc....................................    99,886
 2,275   Simon Property Group, Inc. (a).........................   227,499
 1,367   Vornado Realty Trust...................................   149,481
                                                                 ---------
                                                                 1,612,640
                                                                 ---------

         Retail--5.0%
   880   Abercrombie & Fitch Co.................................    71,016
 1,535   AutoNation, Inc.* (a)..................................    27,200
   469   AutoZone, Inc.*........................................    54,470
 2,755   Bed Bath & Beyond, Inc.* (a)...........................    94,001
 4,050   Best Buy Co., Inc......................................   186,381
 1,030   Big Lots, Inc.* (a)....................................    30,735
 1,715   Circuit City Stores, Inc...............................    13,566
 4,460   Costco Wholesale Corp..................................   273,710
15,081   CVS Corp...............................................   597,660
 1,445   Darden Restaurants, Inc................................    60,488
   615   Dillard's, Inc.........................................    13,425
 1,475   Family Dollar Stores, Inc..............................    39,176
 5,035   GAP, Inc. (The)........................................    92,845
17,185   Home Depot, Inc........................................   557,481
 2,255   J. C. Penney Co., Inc..................................   142,899
 3,236   Kohl's Corp.*..........................................   185,520
 3,240   Limited Brands, Inc....................................    74,164
15,054   Lowe's Cos., Inc.......................................   421,813
 4,408   MACY'S, Inc. (a).......................................   142,467
12,135   McDonald's Corp........................................   660,993
 2,010   Nordstrom, Inc.........................................    94,249
 2,770   Office Depot, Inc.* (a)................................    57,117
   765   OfficeMax, Inc.........................................    26,217
 1,395   RadioShack Corp. (a)...................................    28,821
   773   Sears Holdings Corp.* (a)..............................    98,326
 7,262   Staples, Inc...........................................   156,060
 7,587   Starbucks Corp.*.......................................   198,779
 8,623   Target Corp............................................   548,164
 1,395   Tiffany & Co...........................................    73,028
 4,522   TJX Cos., Inc..........................................   131,455
10,118   Walgreen Co............................................   477,974
24,433   Wal-Mart Stores, Inc................................... 1,066,501
   885   Wendy's International, Inc. (a)........................    30,895
 5,290   Yum! Brands, Inc.......................................   178,961
                                                                 ---------
                                                                 6,906,557
                                                                 ---------
         Savings & Loans--0.3%
 5,410   Hudson City Bancorp, Inc. (a)..........................    83,206
 3,657   Sovereign Bancorp, Inc. (a)............................    62,315
 8,912   Washington Mutual, Inc.................................   314,683
                                                                 ---------
                                                                   460,204
                                                                 ---------
         Semiconductors--2.7%
 5,591   Advanced Micro Devices, Inc.* (a)......................    73,801
 3,620   Altera Corp.* (a)......................................    87,170
 3,170   Analog Devices, Inc. (a)...............................   114,627
14,030   Applied Materials, Inc.................................   290,421
 4,770   Broadcom Corp.*........................................   173,819
59,460   Intel Corp............................................. 1,537,635
 1,970   KLA-Tencor Corp........................................   109,887
 2,260   Linear Technology Corp. (a)............................    79,077
 7,290   LSI Logic Corp.*.......................................    54,092
 2,290   MEMC Electronic Materials, Inc.*.......................   134,789
 2,210   Microchip Technology, Inc. (a).........................    80,267
 7,705   Micron Technology, Inc.* (a)...........................    85,526
 2,446   National Semiconductor Corp............................    66,336
 1,260   Novellus Systems, Inc.* (a)............................    34,348
 5,589   NVIDIA Corp.*..........................................   202,545
 1,490   QLogic Corp.*..........................................    20,041
 1,925   Teradyne, Inc.* (a)....................................    26,565

14,552   Texas Instruments, Inc.................................   532,457
 3,005   Xilinx, Inc............................................    78,551
                                                                 ---------
                                                                 3,781,954
                                                                 ---------
         Software--3.5%
 5,989   Adobe Systems, Inc.* (a)...............................   261,480
 2,341   Autodesk, Inc.* (a)....................................   116,980
 5,405   Automatic Data Processing, Inc.........................   248,252
 2,040   BMC Software, Inc.*....................................    63,709
 3,955   CA, Inc................................................   101,723
 1,830   Citrix Systems, Inc.*..................................    73,786
 3,080   Compuware Corp.*.......................................    24,702
 3,170   Electronic Arts, Inc.*.................................   177,488
 1,730   Fidelity National Information Services, Inc............    76,760
 1,695   Fiserv, Inc.*..........................................    86,208
 1,980   IMS Health, Inc........................................    60,667
 3,444   Intuit, Inc.*..........................................   104,353
82,093   Microsoft Corp......................................... 2,418,459
 3,560   Novell, Inc.*..........................................    27,198
40,085   Oracle Corp. *.........................................   867,840
 3,460   Paychex, Inc...........................................   141,860
                                                                 ---------
                                                                 4,851,465
                                                                 ---------
         Telecommunications--6.6%
 3,571   Alltel Corp............................................   248,827
62,094   AT&T, Inc.............................................. 2,627,198
 4,652   Avaya, Inc.* (a).......................................    78,898
 1,138   CenturyTel, Inc........................................    52,598
   872   Ciena Corp.* (a).......................................    33,206
62,010   Cisco Systems, Inc.*................................... 2,053,152
 3,460   Citizens Communications Co. (a)........................    49,547
16,011   Corning, Inc.*.........................................   394,671
 1,554   Embarq Corp.*..........................................    86,402
 2,148   JDS Uniphase Corp* (a).................................    32,134
 5,235   Juniper Networks, Inc.*................................   191,653
23,565   Motorola, Inc..........................................   436,659
17,047   QUALCOMM, Inc..........................................   720,406
16,259   Qwest Communications International, Inc.* (a)..........   148,932
28,978   Sprint Nextel Corp.....................................   550,582
 4,460   Tellabs, Inc.*.........................................    42,459
29,557   Verizon Communications, Inc............................ 1,308,785
 4,855   Windstream Corp........................................    68,553
                                                                 ---------
                                                                 9,124,662
                                                                 ---------
         Textiles--0.0% (++)
 1,375   Cintas Corp............................................    51,013
                                                                 ---------
         Toys/Games/Hobbies--0.1%
 1,625   Hasbro, Inc. (a).......................................    45,305
 4,015   Mattel, Inc............................................    94,192
                                                                 ---------
                                                                   139,497
                                                                 ---------
         Transportation--1.6%
 3,060   Burlington Northern Santa Fe Corp......................   248,380
 1,760   CH Robinson Worldwide, Inc. (a)........................    95,550
 4,470   CSX Corp...............................................   191,003
 3,150   FedEx Corp.............................................   329,963
 4,005   Norfolk Southern Corp..................................   207,900

      605   Ryder System, Inc.................................       29,645
    2,715   Union Pacific Corp................................      306,958
   10,691   United Parcel Service, Inc., Class B..............      802,894
                                                               ------------
                                                                  2,212,293
                                                               ------------
            Total Common Stocks
            (Cost $109,169,462)...............................  137,148,224
                                                               ------------
PRINCIPAL
 AMOUNT
---------
            UNITED STATES GOVERNMENT OBLIGATION --0.2%
            United States Treasury Bill--0.2%
 $300,000   4.70%, 1/17/08 +
            (Cost $295,770)...................................      296,646
                                                               ------------
 NUMBER
OF SHARES
---------
            MONEY MARKET FUND--1.1%
1,587,675   BNY Hamilton Money Fund (Institutional Shares),
            5.33% (b)
            (Cost $1,587,675).................................    1,587,675
                                                               ------------

            INVESTMENT OF CASH COLLATERAL FOR SECURITIES
            LOANED- 6.8%
            MONEY MARKET FUND - 6.8%
9,574,786   BNY Hamilton Institutional Cash Reserve Fund,
            5.45% (c)
            (Cost $9,574,786) (d).............................    9,574,786
                                                               ------------

            Total Investments
            (Cost $120,627,693) (e)--101.2%...................  148,607,331
            Liabilities in excess of other assets--(1.2%).....   (9,385,583)
                                                               ------------

            Net Assets--100.0%................................ $139,221,748
                                                               ============

*   Non-income producing security.

+ Coupon rate represents discounted rate at time of purchase for United States Treasury Bills.

++  Less than one tenth of a percent.

(a) Securities, or portion thereof, were on loan at September 30, 2007.

(b) Represents annualized 7day yield at September 30, 2007

(c) Interest rate shown reflects the yield as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $9,292,710 and the total value of the collateral held by the Fund was $9,574,786.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized appreciation was $27,979,638 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $31,238,156 and aggregate gross unrealized depreciation of $3,258,518.

At September 30, 2007, the S&P 500 Index Fund had entered into exchange traded financial future contracts as described below:

                                                  Unrealized
                  Index  Maturity Date Contracts Depreciation
                  -----  ------------- --------- ------------
                  S&P500   December
                  Index      2007         24       ($3,972)

   See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON SMALL CAP CORE EQUITY FUND
Schedule of Investments
September 30, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            COMMON STOCKS--94.8%
            Banks--6.7%
  57,200    Bank of the Ozarks, Inc.* (a).......................... $ 1,746,316
 100,700    East West Bancorp, Inc. (a)............................   3,621,172
 120,500    Signature Bank* (a)....................................   4,245,215
 206,200    Umpqua Holdings Corp...................................   4,126,062
                                                                    -----------
                                                                     13,738,765
                                                                    -----------
            Building Materials--1.5%
 106,500    Universal Forest Products, Inc. (a)....................   3,184,350
                                                                    -----------
            Commercial Services--7.8%
 137,900    HMS Holdings Corp. (a).................................   3,393,719
  75,300    Landauer, Inc. (a).....................................   3,837,288
  57,865    Monro Muffler, Inc. (a)................................   1,955,258
 107,000    Ritchie Bros. Auctioneers, Inc. (Canada) (a)...........   6,965,700
                                                                    -----------
                                                                     16,151,965
                                                                    -----------
            Diversified Financial Services--4.7%
 107,000    Investment Technology Group, Inc.* (a).................   4,598,860
  97,300    National Financial Partners Corp.......................   5,154,954
                                                                    -----------
                                                                      9,753,814
                                                                    -----------
            Electric--3.0%
 241,200    Cleco Corp. (a)........................................   6,095,124
                                                                    -----------
            Electronics--6.2%
 149,170    II-VI, Inc.* (a).......................................   5,150,840
 130,000    LoJack Corp.* (a)......................................   2,464,800
 343,500    Newport Corp.* (a).....................................   5,231,505
                                                                    -----------
                                                                     12,847,145
                                                                    -----------
            Environmental Control--5.1%
  94,200    American Ecology Corp. (a).............................   1,996,098
 147,100    Stericycle, Inc.* (a)..................................   8,408,236
                                                                    -----------
                                                                     10,404,334
                                                                    -----------
            Food--4.0%
 101,600    Performance Food Group Co.*............................   3,061,208
  91,000    Ralcorp Holdings, Inc.* (a)............................   5,079,620
                                                                    -----------
                                                                      8,140,828
                                                                    -----------
            Healthcare-Products--6.6%
 210,000    Meridian Bioscience, Inc...............................   6,367,200
  49,600    Palomar Medical Technologies, Inc. (a).................   1,413,104
 120,000    Respironics, Inc.*.....................................   5,763,600
                                                                    -----------
                                                                     13,543,904
                                                                    -----------

          Home Builders--0.3%
101,400   Standard Pacific Corp. (a)...............................    556,686
                                                                    ----------
          Household Products/Wares--3.5%
170,000   Tupperware Brands Corp...................................  5,353,300
 55,400   WD-40 Co. (a)............................................  1,891,356
                                                                    ----------
                                                                     7,244,656
                                                                    ----------
          Housewares--3.0%
105,000   Toro Co. (The)...........................................  6,177,150
                                                                    ----------
          Insurance--1.9%
 73,000   ProAssurance Corp.* (a)..................................  3,932,510
                                                                    ----------
          Leisure Time--4.0%
 55,900   Ambassadors Group, Inc...................................  2,129,790
100,000   Life Time Fitness, Inc.* (a).............................  6,134,000
                                                                    ----------
                                                                     8,263,790
                                                                    ----------
          Machinery-Diversified--2.7%
 85,000   Middleby Corp.* (a)......................................  5,485,900
                                                                    ----------
          Miscellaneous Manufacturing--6.9%
 63,000   Ceradyne, Inc. (a).......................................  4,771,620
129,300   Clarcor, Inc.*...........................................  4,423,353
115,000   Matthews International Corp., Class A (a)................  5,037,000
                                                                    ----------
                                                                    14,231,973
                                                                    ----------
          Oil & Gas--1.8%
101,300   St. Mary Land & Exploration Co. (a)......................  3,613,371
                                                                    ----------
          Oil & Gas Services--2.1%
 86,600   Dril-Quip, Inc.* (a).....................................  4,273,710
                                                                    ----------
          Real Estate Investment Trusts--3.2%
123,600   American Campus Communities, Inc.........................  3,620,244
101,350   Cousins Properties, Inc. (a).............................  2,975,636
                                                                    ----------
                                                                     6,595,880
                                                                    ----------
          Retail--4.3%
143,000   Hibbett Sports, Inc.* (a)................................  3,546,400
 59,330   O'Reilly Automotive, Inc.*...............................  1,982,215
 72,000   Tractor Supply Co.* (a)..................................  3,318,480
                                                                    ----------
                                                                     8,847,095
                                                                    ----------
          Semiconductors--2.4%
108,800   Cohu, Inc................................................  2,040,000
 26,000   Entegris, Inc.* (a)......................................    225,680
 50,300   Hittite Microwave Corp.*.................................  2,220,745
 61,200   MoSys, Inc. (a)..........................................    432,072
                                                                    ----------
                                                                     4,918,497
                                                                    ----------

             Software--9.6%
   151,000   Ansys, Inc.* (a)....................................    5,159,670
   112,900   Avid Technology, Inc. (a)...........................    3,057,332
   173,650   Blackbaud, Inc. (a).................................    4,382,926
   123,260   Computer Programs & Systems, Inc. (a)...............    3,249,134
   291,700   Epicor Software Corp.* (a)..........................    4,016,709
                                                                  ------------
                                                                    19,865,771
                                                                  ------------
             Storage/Warehousing--1.6%
   134,400   Mobile Mini, Inc. (a)...............................    3,247,104
                                                                  ------------
             Telecommunications--1.9%
   270,000   Alaska Communications Systems Group, Inc............    3,901,500
                                                                  ------------
             Total Common Stocks
             (Cost $176,716,687).................................  195,015,822
                                                                  ------------
             MUTUAL FUNDS--2.9%
             Energy--2.9%........................................
   115,000   Tortoise Energy Capital Corp. (a)...................    3,027,950
    89,068   Tortoise Energy Infrastructure Corp. (a)............    3,022,968
                                                                  ------------
             Total Mutual Funds
             (Cost $5,412,213)...................................    6,050,918
                                                                  ------------
             MONEY MARKET FUND--2.2%
 4,585,049   BNY Hamilton Money Fund (Institutional Shares),
             5.33% (b)
             (Cost $4,585,049)...................................    4,585,049
                                                                  ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
               LOANED--30.2%
             MONEY MARKET FUND--30.2%
62,012,475   BNY Institutional Cash Revenue Fund, 5.45% (c)
             (Cost $62,012,475)(d)...............................   62,012,475
                                                                  ------------
             Total Investments
             (Cost $248,726,424) (e)--130.1%.....................  267,664,264
             Liabilities in excess of other assets--(30.1%)......  (61,978,315)
                                                                  ------------
             Net Assets--100.0%.................................. $205,685,949
                                                                  ============

*   Non-income producing security.

(a) Security, or a portion thereof, was on loan at September 30, 2007.

(b) Represents annualized 7 day yield at September 30, 2007.

(c) Interest rate shown reflects the yield at September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $59,527,690 and the total value of the collateral held by the Fund $62,012,475.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized appreciation was $18,937,840, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $31,484,864 and aggregate gross unrealized depreciation of $12,547,024.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON SMALL CAP GROWTH FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          COMMON STOCKS--97.2%
          Advertising--1.3%
 34,195   inVentiv Health, Inc.*................................... $ 1,498,425
                                                                    -----------
          Aerospace/Defense--1.1%
 24,010   Aerovironment, Inc.* (a).................................     552,470
 13,935   TransDigm Group, Inc.*...................................     636,969
                                                                    -----------
                                                                      1,189,439
                                                                    -----------
          Airlines--0.9%
 35,035   Allegiant Travel Co.*....................................   1,062,261
                                                                    -----------
          Apparel--2.1%
 36,360   Volcom, Inc.*............................................   1,546,027
 28,310   Wolverine World Wide, Inc................................     775,694
                                                                    -----------
                                                                      2,321,721
                                                                    -----------
          Banks--1.0%
 24,195   SVB Financial Group* (a).................................   1,145,875
                                                                    -----------
          Beverages--1.0%
 11,730   Central European Distribution* (a).......................     561,984
 18,780   Green Mountain Coffee Roasters, Inc.* (a)................     623,308
                                                                    -----------
                                                                      1,185,292
                                                                    -----------
          Biotechnology--3.5%
 35,543   Illumina, Inc.* (a)......................................   1,843,971
 47,170   Lifecell Corp.* (a)......................................   1,772,177
  7,180   Myriad Genetics, Inc.* (a)...............................     374,437
                                                                    -----------
                                                                      3,990,585
                                                                    -----------
          Commercial Services--12.5%
 25,370   Advisory Board Co.*......................................   1,483,384
 19,060   Capella Education Co.*...................................   1,065,645
 30,570   CoStar Group, Inc.* (a)..................................   1,633,967
 15,580   CRA International, Inc.* (a).............................     750,800
 42,215   DeVry, Inc. (a)..........................................   1,562,377
 65,695   Healthcare Services Group (a)............................   1,331,638
 35,495   Macquarie Infrastructure Co., LLC (a)....................   1,369,752
 17,610   Morningstar, Inc.*.......................................   1,081,254
 26,520   Resources Connection, Inc.* (a)..........................     613,938
 12,820   Strayer Education, Inc...................................   2,161,837
 30,085   VistaPrint Ltd.* (a).....................................   1,124,276
                                                                    -----------
                                                                     14,178,868
                                                                    -----------

         Computers--1.5%
55,290   Comtech Group, Inc. (China)* (a)...........................  1,006,830
40,915   Isilon Systems, Inc.* (a)..................................    315,046
34,100   Netezza Corp.*.............................................    426,591
                                                                     ----------
                                                                      1,748,467
                                                                     ----------
         Cosmetics/Personal Care--1.0%
50,120   Inter Parfums, Inc.........................................  1,186,340
                                                                     ----------
         Distribution/Wholesale--2.0%
65,280   LKQ Corp.*.................................................  2,272,397
                                                                     ----------
         Diversified Financial Services--2.1%
18,705   FCStone Group, Inc.* (a)...................................    603,610
19,710   KBW, Inc.* (a).............................................    567,254
21,970   Portfolio Recovery Associates, Inc. (a)....................  1,165,948
                                                                     ----------
                                                                      2,336,812
                                                                     ----------
         Electronics--4.3%
33,085   Cymer, Inc.* (a)...........................................  1,270,133
40,965   Daktronics, Inc. (a).......................................  1,115,067
23,140   FARO Technologies, Inc.*...................................  1,021,631
42,400   II-VI, Inc.*...............................................  1,464,072
                                                                     ----------
                                                                      4,870,903
                                                                     ----------
         Environmental Control--1.1%
39,507   Waste Connections, Inc.*...................................  1,254,742
                                                                     ----------
         Food--1.8%
21,315   Hain Celestial Group, Inc.* (a)............................    684,851
48,835   United Natural Foods, Inc.* (a)............................  1,329,289
                                                                     ----------
                                                                      2,014,140
                                                                     ----------
         Healthcare-Products--10.1%
22,845   Arthrocare Corp.*..........................................  1,276,807
 8,720   Holologic, Inc.* (a).......................................    531,920
40,830   Immucor, Inc.*.............................................  1,459,673
65,925   Meridian Bioscience, Inc...................................  1,998,846
62,415   NuVasive, Inc.* (a)........................................  2,242,571
28,770   PSS World Medical, Inc.* (a)...............................    550,370
35,390   Sirona Dental Systems, Inc.* (a)...........................  1,262,361
24,420   TomoTherapy, Inc.* (a).....................................    567,277
69,270   Volcano Corp.* (a).........................................  1,138,799
10,530   West Pharmaceutical Services, Inc..........................    438,680
                                                                     ----------
                                                                     11,467,304
                                                                     ----------
         Healthcare-Services--2.4%
28,580   Genomic Health, Inc.* (a)..................................    548,450
26,800   Geo Group, Inc. (The)*.....................................    793,548
33,810   Psychiatric Solutions, Inc.* (a)...........................  1,328,057
                                                                     ----------
                                                                      2,670,055
                                                                     ----------

         Home Furnishings--0.3%
12,450   DTS, Inc.* (a)..............................................   378,107
                                                                      ---------
         Insurance--1.2%
24,205   ProAssurance Corp.*......................................... 1,303,923
                                                                      ---------
         Internet--4.9%
19,480   comScore, Inc...............................................   525,960
28,910   DealerTrack Holdings, Inc.*................................. 1,210,751
19,420   Digital River, Inc.* (a)....................................   869,045
53,600   GSI Commerce, Inc.* (a)..................................... 1,425,760
49,505   RightNow Technologies, Inc.* (a)............................   796,535
21,170   Shutterfly, Inc.*...........................................   675,535
                                                                      ---------
                                                                      5,503,586
                                                                      ---------
         Leisure Time--0.8%
28,837   WMS Industries, Inc.* (a)...................................   954,505
                                                                      ---------
         Lodging--0.5%
10,650   Gaylord Entertainment Co.*..................................   566,793
                                                                      ---------
         Machinery-Diversified--1.0%
29,985   Wabtec Corp................................................. 1,123,238
                                                                      ---------
         Medical Instruments--1.2%
22,170   Varian, Inc.*............................................... 1,410,234
                                                                      ---------
         Metal Fabricate/Hardware --0.4%
 8,460   Dynamic Materials Corp......................................   405,149
                                                                      ---------
         Miscellaneous Manufacturing--1.0%
36,230   Hexcel Corp.* (a)...........................................   822,783
15,070   Smith & Wesson Holding Corp.*...............................   287,686
                                                                      ---------
                                                                      1,110,469
                                                                      ---------
         Oil & Gas Services--5.5%
25,910   CARBO Ceramics, Inc.* (a)................................... 1,314,413
 9,850   Core Laboratories NV (Netherlands)*......................... 1,254,792
18,160   Dril-Quip, Inc.*............................................   896,196
34,710   Hercules Offshore, Inc.* (a)................................   906,278
13,370   Oceaneering International, Inc.*............................ 1,013,446
11,210   W-H Energy Services, Inc.*..................................   826,738
                                                                      ---------
                                                                      6,211,863
                                                                      ---------
         Pharmaceuticals--2.0%
16,470   Alkermes, Inc.*.............................................   303,048
28,890   BioMarin Pharmaceutical, Inc.* (a)..........................   719,361
47,270   Cubist Pharmaceuticals, Inc.* (a)...........................   998,815
20,760   Salix Pharmaceuticals Ltd.* (a).............................   257,839
                                                                      ---------
                                                                      2,279,063
                                                                      ---------
         Retail--6.8%
39,260   BJ's Restaurants, Inc.* (a).................................   826,423
18,495   Chipotle Mexican Grill, Inc.* (a)........................... 2,184,814
41,135   DSW, Inc.* (a).............................................. 1,035,368
27,895   J. Crew Group, Inc.* (a).................................... 1,157,643

    17,290   Under Armour, Inc.* (a)...............................   1,034,288
    32,435   Zumiez, Inc.* (a).....................................   1,439,141
                                                                    -----------
                                                                      7,677,677
                                                                    -----------
             Semiconductors--7.0%
     7,550   Cavium Networks, Inc.*................................     245,375
    37,150   Formfactor, Inc.*.....................................   1,648,345
    20,310   Hittite Microwave Corp.*..............................     896,687
    39,105   Netlogic Microsystems, Inc.* (a)......................   1,412,082
    21,800   Silicon Laboratories, Inc.*...........................     910,368
    38,270   Sirf Technology Holdings, Inc.* (a)...................     817,065
    44,590   Tessera Technologies, Inc.*...........................   1,672,124
    24,820   Volterra Semiconductor Corp.* (a).....................     304,790
                                                                    -----------
                                                                      7,906,836
                                                                    -----------
             Software--9.9%
    46,700   Allscripts Healthcare Solutions, Inc.* (a)............   1,262,301
    28,025   Blackbaud, Inc........................................     707,351
    41,965   Blackboard, Inc.* (a).................................   1,923,676
    11,420   BladeLogic, Inc.*.....................................     292,809
    27,250   Concur Technologies, Inc.*............................     858,920
    94,415   Informatica Corp.*....................................   1,482,316
    93,990   Nuance Communications, Inc.* (a)......................   1,814,947
    32,610   THQ, Inc.*............................................     814,598
    58,950   Ultimate Software Group, Inc.* (a)....................   2,057,354
                                                                    -----------
                                                                     11,214,272
                                                                    -----------
             Telecommunications--5.0%
    18,810   Acme Packet, Inc.* (a)................................     290,050
    78,372   Arris Group, Inc.*....................................     967,894
    21,940   Aruba Networks, Inc.* (a).............................     438,800
    47,225   Atheros Communications, Inc.* (a).....................   1,415,333
    30,660   Foundry Networks, Inc.*...............................     544,828
    32,710   Netgear, Inc.*........................................     995,038
    19,995   NeuStar, Inc.* (a)....................................     685,629
    11,160   NTELOS Holdings Corp..................................     328,774
                                                                    -----------
                                                                      5,666,346
                                                                    -----------
             Total Common Stocks
             (Cost $91,368,466).................................... 110,105,687
                                                                    -----------
             MONEY MARKET FUND--3.9%
             BNY Hamilton Money Fund (Institutional Shares),
 4,366,848   5.33% (b)
             (Cost $4,366,848).....................................   4,366,848
                                                                    -----------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--30.6%
             MONEY MARKET FUND--30.6%
             BNY Institution Cash Reserve Fund,
34,657,944   5.45% (c)
             (Cost $34,657,944) (d)................................  34,657,944
                                                                    -----------

    Total Investments
    (Cost $130,393,258) (e)--131.7%..............................  149,130,479
    Liabilities in excess of other assets--(31.7%)...............  (35,898,464)
                                                                  ------------
    Net Assets--100.0%........................................... $113,232,015
                                                                  ============

*   Non-income producing security.

(a) Security, or a portion thereof, was on loan at September 30, 2007.

(b) Represents annualized 7 day yield at September 30, 2007.

(c) Interest rate shown reflects the yield as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $33,425,615 and the total value of the collateral held by the Fund was $34,657,944.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized appreciation was $18,737,221, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $21,021,316 and aggregate gross unrealized depreciation of $2,284,095.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON CORE BOND FUND

Schedule of Investments

September 30, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
                MORTGAGE-BACKED SECURITIES--43.1%
                Federal Home Loan Mortgage Corp.--39.2%
$    3,708      Pool #160074
                10.00%, 4/01/09..................................... $    3,849
    40,050      Pool #180006
                9.25%, 8/01/11......................................     42,236
       748      Gold Pool #E20261
                7.50%, 9/01/11......................................        766
   177,279      Gold Pool #E00678
                6.50%, 6/01/14......................................    182,099
 7,700,069      Gold Pool #E01386
                5.00%, 6/01/18......................................  7,569,175
 1,989,798      Gold Pool #E01425
                4.50%, 8/01/18......................................  1,920,352
 1,562,759      Gold Pool #E98903
                4.50%, 8/01/18......................................  1,508,218
 2,770,909      Gold Pool #E99778
                4.50%, 9/01/18......................................  2,674,202
 1,050,443      Gold Pool #B10824
                4.50%, 11/01/18.....................................  1,013,781
 3,196,463      Gold Pool #B14178
                4.00%, 5/01/19......................................  3,012,939
 1,835,422      Gold Pool #B15346
                4.50%, 6/01/19......................................  1,768,411
 1,246,998      Gold Pool #B18685
                4.50%, 1/01/20......................................  1,200,497
 3,126,996      Gold Pool #G18044
                4.50%, 3/01/20......................................  3,010,392
 1,913,854      Gold Pool #J02698
                5.50%, 11/01/20.....................................  1,908,942
   876,337      Gold Pool #J00740
                5.50%, 12/01/20.....................................    874,087
 2,655,420      Gold Pool #G18114
                5.50%, 5/01/21......................................  2,647,993
   359,478      Gold Pool #J04467
                5.00%, 3/01/22......................................    352,457
   119,469      Gold Pool #G12745
                5.00%, 8/01/22......................................    117,101
 2,989,164      Gold Pool #J05384
                5.00%, 8/01/22......................................  2,929,915
     3,864      Gold Pool #G00800
                7.00%, 11/01/26.....................................      4,018
    43,782      Gold Pool #C29166
                7.00%, 7/01/29......................................     45,535
   171,151      Gold Pool #C00896
                7.50%, 12/01/29.....................................    179,347
    55,931      Gold Pool #G01131
                7.50%, 9/01/30......................................     58,509
   111,851      Gold Pool #C01095
                7.00%, 11/01/30.....................................    116,316
    44,901      Gold Pool #C46812
                7.50%, 1/01/31......................................     46,971

     2,718   Gold Pool #C55047
             7.50%, 7/01/31...................................      2,841
    76,700   Gold Pool #C60567
             7.00%, 11/01/31..................................     79,629
   928,742   Gold Pool #C01329
             7.00%, 3/01/32...................................    964,218
   479,937   Gold Pool #C01345
             7.00%, 4/01/32...................................    497,563
   438,684   Gold Pool #C01351
             6.50%, 5/01/32...................................    449,129
 2,902,370   Gold Pool #C01385
             6.50%, 8/01/32...................................  2,971,474
   326,130   Gold Pool #C75331
             6.50%, 8/01/32...................................    333,895
 2,103,934   Gold Pool #G01443
             6.50%, 8/01/32...................................  2,154,027
 1,107,484   Gold Pool #C01403
             6.00%, 9/01/32...................................  1,113,714
   206,972   Gold Pool #C01396
             6.50%, 9/01/32...................................    211,900
 1,167,786   Gold Pool #C01404
             6.50%, 10/01/32..................................  1,195,591
     2,125   Gold Pool #C72811
             6.00%, 11/01/32..................................      2,137
     6,863   Gold Pool #C01435
             6.00%, 12/01/32..................................      6,902
   542,438   Gold Pool #C75536
             6.00%, 1/01/33...................................    545,490
   319,163   Gold Pool #C01500
             6.50%, 1/01/33...................................    326,762
       208   Gold Pool #C75905
             6.50%, 1/01/33...................................        213
   785,556   Gold Pool #C77416
             6.00%, 3/01/33...................................    789,976
 4,266,937   Gold Pool #G01513
             6.00%, 3/01/33...................................  4,290,942
 2,269,170   Gold Pool #C01511
             6.00%, 3/01/33...................................  2,281,936
   631,449   Gold Pool #C01647
             4.50%, 10/01/33..................................    587,718
 1,916,194   Gold Pool #A13973
             5.50%, 10/01/33..................................  1,881,695
    90,260   Gold Pool #A15024
             6.00%, 10/01/33..................................     90,688
 4,610,322   Gold Pool #A15479
             5.50%, 11/01/33..................................  4,527,318
   936,368   Gold Pool #A15851
             5.50%, 12/01/33..................................    919,510
 2,719,256   Gold Pool #A17572
             4.50%, 1/01/34...................................  2,526,726
11,694,859   Gold Pool #C01847
             5.50%, 6/01/34................................... 11,475,245
     6,590   Gold Pool #A23982
             5.50%, 6/01/34...................................      6,466
 3,641,224   Gold Pool #A24720
             5.50%, 7/01/34...................................  3,572,847
 3,387,662   Gold Pool #A25473
             6.00%, 8/01/34...................................  3,399,016
    19,591   Gold Pool #A26522
             5.50%, 9/01/34...................................     19,223
 3,017,000   Gold Pool TBA
             6.00%, 10/15/34..................................  3,019,830

 2,044,962   Gold Pool #A31234
             5.50%, 1/01/35...................................   2,006,560
 2,590,962   Gold Pool #A45093
             5.50%, 5/01/35...................................   2,540,155
 3,497,460   Gold Pool #G08067
             5.00%, 7/01/35...................................   3,341,708
 5,646,218   Gold Pool #A46630
             5.00%, 8/01/35...................................   5,394,775
 3,159,651   Gold Pool #A37876
             5.00%, 9/01/35...................................   3,018,942
   527,802   Gold Pool #A47283
             5.00%, 10/01/35..................................     504,298
 1,718,093   Gold Pool #A52726
             5.50%, 8/01/36...................................   1,682,555
 3,495,604   Pool #1K1255
             5.82%, 11/01/36 FRN..............................   3,532,695
 3,223,081   Pool #782760
             5.95%, 11/01/36 FRN..............................   3,246,469
     7,557   Gold Pool #A55611
             6.00%, 12/01/36..................................       7,568
 3,214,098   Pool #1G1477
             5.82%, 1/01/37 FRN...............................   3,237,267
   905,678   Gold Pool #A61466
             6.00%, 3/01/37...................................     906,749
   850,585   Gold Pool #A61889
             5.00%, 5/01/37...................................     811,350
 3,499,137   Gold Pool #A60379
             5.50%, 5/01/37...................................   3,426,304
   998,294   Gold Pool #A62513
             5.00%, 7/01/37...................................     952,245
 2,544,935   Gold Pool #A64471
             5.00%, 8/01/37...................................   2,427,545
   439,391   Gold Pool #A64698
             5.00%, 8/01/37...................................     419,123
 2,158,311   Gold Pool #A64957
             5.00%, 9/01/37...................................   2,058,754
11,071,000   Gold Pool TBA
             5.00%, 10/15/37..................................  10,558,966
                                                               -----------
                                                               133,506,757
                                                               -----------
             Federal National Mortgage Association--2.5%
     4,079   Pool #219238
             8.50%, 2/01/09...................................       4,113
    64,283   Pool #190770
             7.00%, 4/01/09...................................      64,374
    66,271   Pool #527268
             7.00%, 11/01/14..................................      68,565
   460,690   Pool #253942
             6.00%, 9/01/16...................................     467,867
   761,739   Pool #647532
             5.50%, 5/01/17...................................     762,361
   738,054   Pool #694970
             5.50%, 4/01/18...................................     737,961
 1,136,935   Pool #555384
             5.50%, 4/01/18...................................   1,136,791
     1,843   Pool #535497
             6.50%, 8/01/30...................................       1,891
     1,252   Pool #549914
             8.50%, 9/01/30...................................       1,344
   549,539   Pool #545994
             7.00%, 10/01/32..................................     571,790

4,899,489        Pool #938578
                 6.00%, 9/01/36...................................   4,917,428
                                                                   -----------
                                                                     8,734,485
                                                                   -----------
                 Government National Mortgage Association--1.4%
    3,887        Pool #21598
                 8.00%, 2/15/08...................................       3,930
    3,730        Pool #27246
                 9.00%, 12/15/08..................................       3,785
      804        Pool #34366
                 9.50%, 9/15/09...................................         832
    2,516        Pool #33765
                 9.50%, 10/15/09..................................       2,604
    4,217        Pool #34704
                 9.50%, 10/15/09..................................       4,365
   50,605        Pool #171774
                 9.00%, 9/15/16...................................      54,257
    2,476        Pool #290313
                 9.50%, 5/15/20...................................       2,710
    1,786        Pool #336019
                 7.50%, 9/15/22...................................       1,874
  118,999        Pool #319650
                 7.00%, 11/15/22 FRN..............................     124,704
   46,953        Pool #349306
                 8.00%, 2/15/23...................................      49,858
   30,885        Pool #376445
                 6.50%, 4/15/24...................................      31,683
   90,630        Pool #362262
                 7.50%, 4/15/24...................................      95,173
   18,650        Pool #384069
                 7.50%, 4/15/24...................................      19,585
    8,404        Pool #780689
                 6.50%, 12/15/27..................................       8,631
  447,522        Pool #464686
                 6.50%, 7/15/28...................................     459,226
   15,820        Pool #511772
                 8.00%, 11/15/30..................................      16,829
   25,713        Pool #485393
                 7.00%, 4/15/31...................................      26,920
   71,884        Pool #550475
                 7.00%, 5/15/31...................................      75,256
  749,558        Pool #781336
                 6.00%, 10/15/31..................................     756,498
2,969,356        Pool #781830
                 5.00%, 11/15/34..................................   2,875,788
                                                                   -----------
                                                                     4,614,508
                                                                   -----------
                 Total Mortgage-Backed Securities
                 (Cost $148,838,029).............................. 146,855,750
                                                                   -----------
                 CORPORATE BONDS--20.7%
                 Aerospace/Defense--0.2%
  773,000        General Dynamics Corp.
                 4.25%, 5/15/13...................................     728,900
                                                                   -----------
                 Banks--0.4%
  500,000        Bank of America Corp.
                 5.42%, 3/15/17...................................     486,143

  845,000        Capital One Financial Corp.
                 6.15%, 9/01/16......................................    824,300
                                                                      ----------
                                                                       1,310,443
                                                                      ----------
                 Chemicals--0.3%
1,248,000        EI Du Pont de Nemours & Co.
                 5.25%, 12/15/16.....................................  1,201,200
                                                                      ----------
                 Commercial Services--0.3%
1,000,000        Aramark Corp.
                 8.50%, 2/01/15......................................  1,020,000
                                                                      ----------
                 Computers--0.4%
1,272,000        IBM Corp.
                 7.00%, 10/30/25.....................................  1,402,156
                                                                      ----------
                 Cosmetics/Personal Care--0.2%
  510,000        Procter & Gamble Co.
                 6.88%, 9/15/09......................................    530,146
                                                                      ----------
                 Diversified Financial Services--6.1%
1,223,000        American General Finance Corp.,
                 Series H
                 5.38%, 10/01/12.....................................  1,203,783
  596,000        Caterpillar Financial Services Corp.
                 4.30%, 6/01/10......................................    586,439
  838,000        CIT Group, Inc.
                 5.40%, 2/13/12......................................    808,424
1,653,000        Citigroup, Inc.
                 5.10%, 9/29/11......................................  1,648,825
  846,000        Citigroup, Inc.
                 6.00%, 10/31/33.....................................    824,214
2,500,000        Ford Motor Credit Co.
                 7.25%, 10/25/11.....................................  2,342,785
3,311,000        General Electric Capital Corp.
                 6.00%, 6/15/12......................................  3,414,120
2,500,000        GMAC LLC
                 6.88%, 8/28/12......................................  2,344,960
1,381,000        Goldman Sachs Group, Inc. (The)
                 5.63%, 1/15/17......................................  1,339,914
1,152,000        Goldman Sachs Group, Inc. (The)
                 6.35%, 2/15/34......................................  1,073,393
1,046,000        JPMorgan Chase & Co.
                 5.38%, 10/01/12.....................................  1,047,119
  806,000        JPMorgan Chase Capital XXII
                 6.45%, 2/02/37......................................    742,777
1,130,000        Merrill Lynch & Co., Inc.
                 3.85%, 3/02/09 FRN..................................  1,097,965
2,183,000        Morgan Stanley
                 6.60%, 4/01/12......................................  2,267,242
                                                                      ----------
                                                                      20,741,960
                                                                      ----------
                 Electric--1.4%
2,053,000        Carolina Power & Light Co.
                 5.13%, 9/15/13......................................  2,010,348
  822,000        Dominion Resources, Inc.
                 6.30%, 3/15/33......................................    812,925
  992,000        Exelon Corp.
                 4.90%, 6/15/15......................................    923,728
1,079,000        Florida Power & Light Co.
                 5.65%, 2/01/35......................................  1,016,344
                                                                      ----------
                                                                       4,763,345
                                                                      ----------

            Environmental Control--0.3%
  988,000   Waste Management, Inc.
            5.00%, 3/15/14...........................................   946,136
                                                                      ---------
            Food--0.5%
  682,000   General Mills, Inc.
            5.70%, 2/15/17...........................................   670,794
1,170,000   Safeway, Inc.
            4.95%, 8/16/10........................................... 1,160,572
                                                                      ---------
                                                                      1,831,366
                                                                      ---------
            Forest Products & Paper--0.3%
  956,000   International Paper Co.
            5.85%, 10/30/12..........................................   968,297
                                                                      ---------
            Gas--0.2%
  607,000   Sempra Energy
            6.00%, 2/01/13...........................................   623,134
                                                                      ---------
            Healthcare-Services--0.3%
1,083,000   WellPoint, Inc.
            5.00%, 1/15/11........................................... 1,073,182
                                                                      ---------
            Insurance--1.7%
1,492,000   American International Group, Inc.
            5.60%, 10/18/16.......................................... 1,472,194
1,301,000   Hartford Financial Services Group, Inc.
            5.38%, 3/15/17........................................... 1,257,133
1,063,000   MetLife, Inc.
            6.50%, 12/15/32.......................................... 1,103,756
  690,000   Prudential Financial, Inc.
            5.50%, 3/15/16...........................................   674,362
1,340,000   Prudential Financial, Inc.
            5.70%, 12/14/36.......................................... 1,234,774
                                                                      ---------
                                                                      5,742,219
                                                                      ---------
            Media--1.7%
1,319,000   Comcast Corp.
            7.05%, 3/15/33........................................... 1,390,292
1,000,000   Idearc, Inc.
            8.00%, 11/15/16..........................................   997,500
  904,000   News America Holdings, Inc.
            9.25%, 2/01/13........................................... 1,046,979
  429,000   Sinclair Broadcast Group, Inc.
            8.00%, 3/15/12...........................................   438,653
1,905,000   Time Warner, Inc.
            5.50%, 11/15/11.......................................... 1,902,308
                                                                      ---------
                                                                      5,775,732
                                                                      ---------
            Mining--0.2%
  753,000   Alcoa, Inc.
            5.55%, 2/01/17...........................................   727,429
                                                                      ---------

            Oil & Gas--0.6%
  965,000   Canadian Natural Resources Ltd. (Canada)
            5.70%, 5/15/17.........................................    942,011
  903,000   Valero Energy Corp.
            6.88%, 4/15/12.........................................    951,530
                                                                    ----------
                                                                     1,893,541
                                                                    ----------
            Pharmaceuticals--1.5%
2,282,000   Abbott Laboratories
            5.60%, 5/15/11.........................................  2,324,320
2,746,000   Eli Lilly & Co.
            5.20%, 3/15/17.........................................  2,670,076
                                                                    ----------
                                                                     4,994,396
                                                                    ----------
            Real Estate Investment Trusts--0.2%
  477,000   Simon Property Group LP
            5.60%, 9/01/11.........................................    477,697
  292,000   Simon Property Group LP
            5.25%, 12/01/16........................................    273,193
                                                                    ----------
                                                                       750,890
                                                                    ----------
            Retail--0.8%
1,629,000   Home Depot, Inc.
            5.40%, 3/01/16.........................................  1,526,216
1,386,000   Wal-Mart Stores, Inc.
            5.25%, 9/01/35.........................................  1,215,496
                                                                    ----------
                                                                     2,741,712
                                                                    ----------
            Telecommunications--2.2%
1,650,000   AT&T, Inc.
            6.80%, 5/15/36.........................................  1,765,944
1,401,000   Global Crossing Ltd.
            8.70%, 10/15/07 (b)....................................         --
  608,000   Verizon Global Funding Corp.
            7.25%, 12/01/10........................................    645,880
  936,000   Verizon Global Funding Corp.
            7.75%, 12/01/30........................................  1,082,659
2,110,000   Verizon Virginia, Inc., Series A
            4.63%, 3/15/13.........................................  2,036,804
1,963,000   Vodafone Group PLC
            5.63%, 2/27/17 (a).....................................  1,907,959
1,406,000   Williams Communication Group, Inc.
            10.88%, 10/01/09 (b)...................................         --
                                                                    ----------
                                                                     7,439,246
                                                                    ----------
            Transportation--0.9%
  806,000   Burlington Northern Santa Fe Corp.
            6.20%, 8/15/36.........................................    782,760
1,149,000   Canadian National Railway (Canada)
            6.20%, 6/01/36.........................................  1,123,592
1,326,000   Union Pacific Corp.
            4.88%, 1/15/15.........................................  1,253,647
                                                                    ----------
                                                                     3,159,999
                                                                    ----------
            Total Corporate Bonds
            (Cost $74,928,424)..................................... 70,365,429
                                                                    ----------

            COMMERCIAL MORTGAGE-BACKED SECURITIES--13.7%
2,779,000   Banc of America Commercial Mortgage, Inc.,
            Series 2004-4, Class A3
            4.13%, 7/10/42..........................................  2,737,902
2,514,000   Banc of America Commercial Mortgage, Inc.
            Series 2005-3, Class A4
            4.67%, 7/10/43..........................................  2,386,675
2,495,000   Banc of America Commercial Mortgage, Inc.
            Series 2006-6, Class A2
            5.31%, 10/10/45.........................................  2,501,025
3,463,000   Bear Stearns Commercial Mortgage Securities, Inc.
            Series 2002-TOP6, Class A2
            6.46%, 10/15/36.........................................  3,627,955
2,659,000   Bear Stearns Commercial Mortgage Securities, Inc.
            Series 2003-T10, Class A2
            4.74%, 3/13/40..........................................  2,588,594
1,522,558   Bear Stearns Commercial Mortgage Securities, Inc.
            Series 2005-T20, Class A1
            4.94%, 10/12/42.........................................  1,519,001
3,402,000   Bear Stearns Commercial Mortgage Securities, Inc.
            Series 2005-T20, Class A4A
            5.30%, 10/12/42.........................................  3,351,861
2,275,000   Bear Stearns Commercial Mortgage Securities, Inc.
            Series 2007-PW16, Class A4
            5.90%, 5/11/17..........................................  2,301,531
1,695,718   Citigroup/Deutsche Bank Commercial Mortgage Trust
            Series 2005-CD1, Class A1
            5.05%, 7/15/44..........................................  1,694,487
2,920,000   Citigroup/Deutsche Bank Commercial Mortgage Trust,
            Series 2005-CD1, Class A4
            5.40%, 7/15/44..........................................  2,893,465
3,450,000   Countrywide Alternative Loan Trust,
            Series 2007-12T1, Class A5
            6.00%, 6/25/37..........................................  3,424,646
1,563,842   FHLMC Multi-family Structured Pass Through Certificates,
            Series K001, Class A3
            6.636%, 1/25/12.........................................  1,572,361
2,338,000   GE Capital Commercial Mortgage Corp.,
            Series 2003-C1, Class A2
            4.09%, 1/10/38..........................................  2,310,077
4,046,000   LB-UBS Commercial Mortgage Trust,
            Series 2004-C7, Class A6
            4.79%, 10/15/29.........................................  3,891,820
2,541,000   LB-UBS Commercial Mortgage Trust,
            Series 2005-C7, Class A2
            5.10%, 11/15/30.........................................  2,545,471
2,670,000   LB-UBS Commercial Mortgage Trust,
            Series 2006-C6, Class A2
            5.26%, 9/15/39..........................................  2,676,225
4,350,000   Morgan Stanley Dean Witter Capital I,
            Series 2001-TOP1, Class A4
            6.66%, 2/15/33..........................................  4,536,030
                                                                     ----------
            Total Commercial Mortgage-Backed Securities
            (Cost $46,820,291)...................................... 46,559,126
                                                                     ----------

            COLLATERALIZED MORTGAGE OBLIGATIONS--12.3%
            Federal Home Loan Mortgage Corp.--1.5%
  184,106   Series 1678CA
            6.00%, 2/15/09..........................................   184,379
  874,786   Series R004, Class AL
            5.13%, 12/15/13.........................................   872,735
1,905,984   Series R002, Class AH
            4.75%, 7/15/15.......................................... 1,884,789
1,617,481   Series 2985, Class JP
            4.50%, 10/15/15......................................... 1,610,097
  325,224   Series 2726AG
            4.50%, 9/15/22..........................................   324,797
                                                                     ---------
                                                                     4,876,797
                                                                     ---------
            Government National Mortgage Association--0.3%
1,165,372   Series 2005-76, Class A
            3.96%, 5/16/30.......................................... 1,140,516
                                                                     ---------
            Whole Loan Collateral CMOs--10.5%
  720,246   American Home Mortgage Investment Trust,
            Series 2004-1, Class 1A
            5.48%, 4/25/44 FRN......................................   720,445
  513,214   Banc of America Mortgage Securities, Inc.,
            Series 2004-I, Class 2A2
            4.68%, 10/25/34 FRN.....................................   508,458
7,142,907   Bear Stearns ALT-A Trust,
            Series 2005-7, Class 11A1
            5.40%, 8/25/35 FRN...................................... 7,031,944
  642,613   Bear Stearns Adjustable Rate Mortgage Trust,
            Series 2005-9, Class A1
            4.63%, 10/25/35 FRN.....................................   630,587
  324,117   Bear Stearns ALT-A Trust,
            Series 2006-1, Class 21A1
            5.36%, 2/25/36..........................................   322,222
  931,814   Bear Stearns ALT-A Trust,
            Series 2006-5, Class 1A1
            5.30%, 8/25/36 FRN......................................   903,981
2,535,710   Countrywide Alternative Loan Trust,
            Series 2007-15CB, Class A19
            5.75%, 7/25/37.......................................... 2,474,709
2,358,773   GMAC Mortgage Corp. Loan Trust,
            Series 2004-J2, Class A2
            5.63%, 6/25/34 FRN...................................... 2,336,365
  216,608   Residential Accredit Loans, Inc.,
            Series 2003-QS1, Class A1
            5.00%, 1/25/33..........................................   214,265
  546,799   Residential Accredit Loans, Inc.,
            Series 2004-QA5, Class A1
            4.28%, 12/25/34.........................................   545,555
  270,556   Residential Accredit Loans, Inc.,
            Series 2004-QA6, Class NB1
            4.93%, 12/26/34.........................................   272,965
  933,052   Structured Asset Securities Corp.,
            Series 2003-8, Class 2A6
            5.00%, 4/25/33..........................................   907,694
  563,870   Structured Adjustable Rate Mortgage Loan Trust,
            Series 2004-14, Class 1A
            5.05%, 10/25/34.........................................   570,373
1,437,038   Structured Asset Securities Corp.,
            Series 2005-10, Class 5A8
            5.25%, 12/25/34......................................... 1,408,534

 1,614,975   Structured Adjustable Rate Mortgage Loan Trust,
             Series 2005-22, Class 1A2
             5.25%, 12/25/35.......................................  1,610,241
 2,390,558   Structured Adjustable Rate Mortgage Loan Trust,
             Series 2005-23, Class 1A1
             5.45%, 1/25/36........................................  2,394,036
 1,751,731   Washington Mutual, Inc.,
             Series 2003-AR9, Class 1A4
             3.70%, 9/25/33........................................  1,732,275
 3,081,859   Washington Mutual, Inc.,
             Series 2004-AR7, Class B2
             3.94%, 7/25/34........................................  3,030,293
 2,985,623   Washington Mutual, Inc.,
             Series 2004-AR9, Class B3
             4.29%, 8/25/34........................................  2,911,747
 1,483,570   Wells Fargo Mortgage Backed Securities Trust,
             Series 2004-R, Class B3
             4.40%, 9/25/34........................................  1,446,616
 2,039,645   Wells Fargo Mortgage Backed Securities Trust,
             Series 2005-AR3, Class 1A2
             4.18%, 3/25/35........................................  2,013,447
 1,873,431   Wells Fargo Mortgage Backed Securities Trust,
             Series 2005-AR8, Class 2A1
             4.49%, 6/25/35........................................  1,862,610
                                                                    ----------
                                                                    35,849,362
                                                                    ----------
             Total Collateralized Mortgage Obligations
             (Cost $41,928,615).................................... 41,866,675
                                                                    ----------
             UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--11.2%
             Federal Home Loan Mortgage Corp.--1.3%
 4,290,000   5.00%, 2/08/08........................................  4,290,652
                                                                    ----------
             Federal National Mortgage Association--1.8%
   128,000   3.13%, 12/15/07.......................................    127,521
   213,000   6.00%, 5/15/08........................................    214,519
   492,000   6.13%, 3/15/12 (a)....................................    521,950
 2,681,000   5.13%, 1/02/14 (a)....................................  2,707,029
 2,674,000   4.88%, 12/15/16 (a)...................................  2,652,014
                                                                    ----------
                                                                     6,223,033
                                                                    ----------
             United States Treasury Bill--0.1%
   170,000   4.32%, 11/15/07 +.....................................    169,250
                                                                    ----------
             United States Treasury Bonds--1.8%
 3,084,000   7.13%, 2/15/23 (a)....................................  3,827,534
 2,210,000   5.38%, 2/15/31 (a)....................................  2,365,736
                                                                    ----------
                                                                     6,193,270
                                                                    ----------
             United States Treasury Notes--6.2%
   752,000   4.50%, 11/15/10 (a)...................................    762,281
   402,000   4.88%, 4/30/11 (a)....................................    412,395
 1,208,000   4.50%, 4/30/12 (a)....................................  1,222,817
 5,388,000   4.88%, 6/30/12 (a)....................................  5,538,698
 1,785,000   4.50%, 11/15/15 (a)...................................  1,787,370
11,488,000   4.63%, 11/15/16 (a)................................... 11,544,545
                                                                    ----------
                                                                    21,268,106
                                                                    ----------
             Total United States Government Agencies & Obligations
             (Cost $37,691,017).................................... 38,144,311
                                                                    ----------

            ASSET-BACKED SECURITIES--1.5%
            Automobile Asset-Backed Securities--1.5%
1,495,000   Daimler Chrysler Auto Trust,
            Series 2006-C, Class A4
            4.98%, 11/08/11........................................ 1,492,453
  127,073   Ford Credit Auto Owner Trust,
            Series 2005-A, Class A3
            3.48%, 11/15/08........................................   126,990
  755,000   Ford Credit Auto Owner Trust,
            Series 2007-A, Class A4A
            5.47%, 6/15/12.........................................   759,713
2,809,000   USAA Auto Owner Trust,
            Series 2006-4, Class A4
            4.98%, 10/15/12........................................ 2,797,588
                                                                    ---------
            Total Asset-Backed Securities
            (Cost $5,184,809)...................................... 5,176,744
                                                                    ---------
            TRUST PREFERRED BOND--0.4%
            Banks--0.4%
1,374,000   Bank of America Corp. Capital Trust XI
            6.63%, 5/23/36
            (Cost $1,372,254)...................................... 1,398,206
                                                                    ---------
            FOREIGN GOVERNMENT OBLIGATION--0.4%
1,270,000   Mexico Government International Bond (Mexico)
            5.63%, 1/15/17
            (Cost $1,261,586)...................................... 1,266,190
                                                                    ---------
 NUMBER
OF SHARES
---------
            COMMON STOCKS--0.0%++
            Internet--0.0%
      214   Abovenet, Inc.**.......................................    17,013
                                                                    ---------
            Telecommunications--0.0%++
      635   XO Holdings, Inc.**....................................     2,159
                                                                    ---------
            Total Common Stocks
            (Cost $0)..............................................    19,172
                                                                    ---------
            WARRANTS--0.0%++
            Telecommunications--0.0%++
      729   Abovenet, Inc., expiring 09/08/08**....................        --
      858   Abovenet, Inc., expiring 09/08/10**....................        --
    1,270   XO Holdings, Inc. A-CW10, expiring 1/16/10**...........       629
      953   XO Holdings, Inc. B-CW10, expiring 1/16/10** (a).......       286
      953   XO Holdings, Inc. C-CW10, expiring 1/16/10**...........       143
                                                                    ---------
            Total Warrants
            (Cost $0)..............................................     1,058

             MONEY MARKET FUND--0.7%
 2,463,017   BNY Hamilton Money Fund (Institutional Shares),
             5.33% (c)
             (Cost $2,463,017).................................    2,463,017
                                                                ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--10.2%
             MONEY MARKET FUND-10.2%
34,865,069   BNY Institutional Cash Reserve Fund, 5.45% (d)
             (Cost $34,865,069) (e)............................   34,865,069
                                                                ------------
             Total Investments
             (Cost $395,353,111) (f)--114.2%...................  388,980,747
             Liabilities in excess of other assets--(14.2%)....  (48,244,643)
                                                                ------------
             Net Assets--100.0%................................ $340,736,104
                                                                ============

FRN Floating Rate Note. Coupon shown was in effect at September 30, 2007.

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

**  Non-income producing security.

+ Coupon rate shown is the discounted rate at time of purchase for the United States Treasury Bills.

++  Less than on tenth of a percent.

(a) Securities, or portion thereof, were on loan at September 30, 2007.

(b) Issue is currently in default.

(c) Represents annualized 7 day yield at September 30, 2007.

(d) Interest Rate shown reflects the yield as of September 30, 2007.

(e) At September 30, 2007, the total market value of the Fund's securities on loan was $34,219,595 and the total value of the collateral held by the Fund was $34,865,069.

(f) The cost stated also approximates the aggregated cost for Federal income tax purposes. At September 30, 2007, net unrealized depreciation was $6,372,364, based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $1,801,778 and aggregate gross unrealized depreciation of $8,174,142 .

The following foreign currency contracts were open at September 30, 2007:

                                  Contracts   In Exchange  Unrealized
         Settlement Date Currency To Deliver      For      Gain (Loss)
         --------------- -------- ---------- ------------- -----------
         10/31/07.......   AUD      931,337  USD   800,000  $(23,063)
         10/31/07.......   AUD      383,142  USD   300,000   (38,599)
         10/31/07.......   AUD      383,093  USD   300,000   (38,556)
         10/31/07.......   AUD      374,906  USD   300,000   (31,321)
         10/11/07.......   AUD    1,333,596  USD 1,150,000   (29,594)
         10/11/07.......   AUD       13,008  USD    11,379      (135)
         10/11/07.......   USD    1,150,000  AUD 1,346,604    41,100
         10/31/07.......   USD      300,000  AUD   366,748    24,111
         10/31/07.......   USD      300,000  AUD   366,681    24,052
         10/31/07.......   USD      300,000  AUD   364,653    22,259
         10/31/07.......   USD      800,000  AUD   970,462    57,639
         10/31/07.......   USD        3,436  AUD     3,934        41
         10/30/07.......   BRL    1,528,000  USD   800,000   (27,646)
         10/25/07.......   BRL      983,750  USD   500,000   (33,151)
         11/09/07.......   BRL    1,879,000  USD 1,000,000   (16,612)
         10/25/07.......   USD      500,000  BRL   933,000     5,646
         11/01/07.......   USD      800,000  BRL 1,516,000    20,960
         11/09/07.......   USD    1,000,000  BRL 1,922,000    39,877
         11/15/07.......   CAD      849,312  USD   800,000   (55,088)
         11/15/07.......   CAD      324,420  USD   300,000   (26,626)
         11/15/07.......   CAD      300,048  USD   300,000    (2,088)

  11/14/07........................... CAD     800,440 USD     800,000  (5,876)
  11/15/07........................... USD     300,000 CAD     317,178  19,335
  11/14/07........................... USD     800,000 CAD     845,680  51,423
  12/04/07........................... USD     300,000 CAD     316,755  18,973
  11/15/07........................... USD     800,000 CAD     800,400   5,843
  10/25/07........................... CHF   1,795,950 USD   1,500,000 (40,432)
  11/21/07........................... CHF     824,200 EUR     500,000  (3,567)
  11/21/07........................... EUR     500,000 CHF     807,500 (17,920)
  10/25/07........................... USD   1,500,000 EUR   1,757,025   7,045
  10/25/07........................... USD      33,426 EUR      38,925     (39)
  10/31/07........................... USD      14,310 EUR      16,700      21
  10/19/07........................... CLP 509,000,000 USD   1,000,000   4,463
  10/19/07........................... USD   1,000,000 CLP 516,000,000   9,228
  11/30/07........................... COP 609,000,000 USD     300,000     650
  11/30/07........................... USD     300,000 COP 657,000,000  22,944
  10/09/07........................... CZK  10,240,000 USD     500,000 (30,083)
  11/09/07........................... CZK  20,292,500 USD   1,000,000 (52,222)
  11/08/07........................... CZK  16,356,160 USD     800,000 (48,069)
  11/28/07........................... CZK   5,853,000 USD     300,000  (3,785)
  11/28/07........................... CZK     217,500 USD      11,154    (134)
  10/09/07........................... CZK     252,000 USD      12,890    (155)
  10/09/07........................... USD     500,000 CZK  10,492,500  43,154
  11/08/07........................... USD     800,000 CZK  16,136,000  36,654
  11/28/07........................... USD     300,000 CZK   6,070,500  15,074
  11/09/07........................... USD   1,000,000 CZK  19,756,000  24,403
  11/08/07........................... USD      11,289 CZK     220,160     126
  11/09/07........................... USD      27,510 CZK     536,500     309
  10/02/07........................... EUR     740,483 USD   1,000,000 (53,077)
  10/23/07........................... EUR     750,000 ZAR   7,318,125  (9,741)
  11/13/07........................... EUR     300,000 ILS   1,765,965  12,965
  11/19/07........................... EUR     300,000 PLN   1,151,400   7,553
  10/12/07........................... EUR     700,000 SEK   6,561,800  18,926
  10/12/07........................... SEK   4,117,950 EUR     450,000   3,352
  10/12/07........................... SEK   2,283,400 EUR     250,000   2,538
  11/19/07........................... PLN   1,131,465 EUR     300,000     (28)
  10/23/07........................... ZAR   7,427,250 EUR     750,000  (6,028)
  10/03/07........................... USD   1,000,000 EUR     709,109   8,459
  11/13/07........................... ILS   1,702,545 EUR     300,000   2,838
  10/31/07........................... GBP     247,154 USD     500,000  (3,201)
  11/02/07........................... GBP     148,619 USD     300,000  (2,571)
  11/16/07........................... GBP     150,524 USD     300,000  (6,342)
  10/11/07........................... GBP     500,275 USD   1,000,000 (18,994)
  11/02/07........................... GBP     247,930 USD     500,000  (4,756)
  10/11/07........................... USD   1,000,000 GBP     496,968  12,258
  11/02/07........................... USD     800,000 GBP     394,186   2,516
  11/16/07........................... USD     300,000 GBP     149,787   4,841
  10/31/07........................... USD     500,000 GBP     247,911   4,743
  10/11/07........................... USD       6,666 GBP       3,307      69
  10/30/07........................... HUF 146,072,000 USD     800,000 (25,116)
  10/30/07........................... HUF  95,955,000 USD     500,000 (42,020)
  10/30/07........................... HUF  56,619,000 USD     300,000 (19,823)
  11/14/07........................... HUF 177,866,000 USD   1,000,000  (3,902)
  10/30/07........................... HUF   2,667,500 USD      14,994     (74)
  11/14/07........................... HUF   8,444,000 USD      47,421    (238)
  11/14/07........................... USD   1,000,000 HUF 186,310,000  51,562
  10/30/07........................... USD     500,000 HUF  94,802,500  35,510

  10/30/07........................... USD     300,000 HUF  56,631,000  19,891
  10/30/07........................... USD     300,000 HUF  56,280,000  17,908
  10/30/07........................... USD     500,000 HUF  93,600,000  28,718
  10/10/07........................... ILS   4,225,600 USD   1,000,000 (52,082)
  10/25/07........................... ILS   2,139,000 USD     500,000 (32,780)
  11/13/07........................... ILS   2,116,850 USD     500,000 (27,478)
  10/25/07........................... USD     500,000 ILS   2,107,350  24,897
  11/13/07........................... USD     500,000 ILS   2,131,000  31,004
  10/10/07........................... USD   1,000,000 ILS   4,058,300  10,428
  10/10/07........................... USD      41,576 ILS     167,300      79
  10/25/07........................... USD       7,869 ILS      31,650      15
  11/29/07........................... JPY 114,770,000 USD   1,000,000  (5,264)
  11/19/07........................... JPY  91,960,000 USD     800,000  (4,492)
  11/19/07........................... USD     800,000 JPY  92,282,400   7,312
  11/29/07........................... USD   1,000,000 JPY 114,072,000    (850)
  11/29/07........................... USD       3,279 JPY     375,600      11
  10/15/07........................... MXN   8,727,200 USD     800,000   2,720
  10/15/07........................... USD     800,000 MXN   8,678,000  (7,214)
  10/15/07........................... USD       4,502 MXN      49,200      (7)
  10/11/07........................... MYR   3,418,000 USD   1,000,000  (3,552)
  10/11/07........................... USD   1,000,000 MYR   3,432,000   7,662
  10/25/07........................... NZD     627,352 USD     500,000  27,086
  10/25/07........................... NZD     445,712 USD     300,000 (35,989)
  10/25/07........................... NZD   1,557,000 USD   1,150,000 (23,706)
  10/25/07........................... NZD     173,809 USD     128,834  (2,187)
  10/25/07........................... USD     500,000 NZD     728,300  49,011
  10/25/07........................... USD     650,000 NZD     940,257  58,790
  10/25/07........................... USD     800,000 NZD   1,135,315  55,830
  11/14/07........................... PLN   1,377,775 USD     500,000 (20,108)
  11/14/07........................... PLN     852,306 USD     300,000 (21,745)
  11/14/07........................... PLN     856,305 USD     300,000 (23,254)
  12/07/07........................... PLN     841,320 USD     300,000 (17,676)
  11/14/07........................... PLN     800,610 USD     300,000  (2,229)
  11/14/07........................... USD     300,000 PLN     850,845  27,716
  11/14/07........................... USD     300,000 PLN     842,850  21,193
  11/14/07........................... USD     500,000 PLN   1,390,575  24,940
  11/14/07........................... USD     300,000 PLN     829,650  13,192
  12/07/07........................... USD     300,000 PLN     800,340   2,202
  10/10/07........................... SEK   6,711,900 USD   1,000,000 (37,888)
  11/16/07........................... SEK   3,421,500 USD     500,000 (29,679)
  11/16/07........................... SEK   2,093,040 USD     300,000 (24,022)
  12/10/07........................... SEK   1,957,710 USD     300,000  (3,263)
  11/16/07........................... USD     800,000 SEK   5,517,600  54,175
  12/10/07........................... USD     300,000 SEK   2,040,300  16,057
  10/10/07........................... USD   1,000,000 SEK   6,507,150   6,226
  10/10/07........................... USD       6,778 SEK      44,300      73
  10/19/07........................... SGD   1,506,150 USD   1,000,000 (16,072)
  11/29/07........................... SGD     756,750 USD     500,000 (12,089)
  11/29/07........................... USD     500,000 SGD     754,675  10,685
  10/19/07........................... USD   1,000,000 SGD   1,504,100  14,689
  10/19/07........................... USD       2,759 SGD       4,125      24
  10/26/07........................... SKK  19,610,400 USD     800,000 (23,991)
  11/29/07........................... SKK   7,417,500 USD     300,000 (11,984)
  12/04/07........................... SKK   7,239,630 USD     300,000  (4,554)
  11/30/07........................... SKK   7,217,760 USD     300,000  (3,594)
  10/26/07........................... USD     500,000 SGD  11,927,000   1,150

  10/26/07........................... USD    300,000 SGD  7,221,900    3,450
  11/30/07........................... USD    300,000 SGD  7,369,500    9,976
  12/04/07........................... USD    300,000 SGD  7,350,000    9,197
  11/29/07........................... USD    300,000 SGD  7,218,000    3,593
  10/30/07........................... TRY  1,061,600 USD    800,000  (67,427)
  11/13/07........................... TRY  1,082,080 USD    800,000  (79,939)
  11/13/07........................... TRY    437,280 USD    300,000  (55,593)
  11/02/07........................... TRY  1,259,000 USD  1,000,000  (27,668)
  11/02/07........................... TRY     77,000 USD     62,288     (564)
  11/01/07........................... TRY  1,061,600 USD    860,222   (6,613)
  11/01/07........................... USD    800,000 TRY  1,052,960   59,780
  11/02/07........................... USD  1,000,000 TRY  1,336,000   88,109
  11/13/07........................... USD    300,000 TRY    413,850   36,539
  11/13/07........................... USD    300,000 TRY    398,100   23,732
  11/13/07........................... USD    500,000 TRY    664,500   40,366
  10/30/07........................... USD    860,989 TRY  1,061,600    6,437
  11/06/07........................... TWD 40,812,500 USD  1,250,000   (6,412)
  11/06/07........................... USD  1,250,000 TWD 41,225,000   19,111
  10/30/07........................... ZAR  5,663,120 USD    800,000  (17,513)
  10/30/07........................... ZAR  3,653,900 USD    500,000  (27,468)
  10/30/07........................... ZAR  2,252,550 USD    300,000  (25,172)
  10/23/07........................... ZAR  6,986,500 USD  1,000,000   (9,594)
  10/23/07........................... ZAR  1,725,875 USD    247,668   (1,732)
  10/23/07........................... USD  1,250,000 ZAR  8,821,500   24,763
  10/30/07........................... USD    800,000 ZAR  5,830,640   41,696
  10/30/07........................... USD    300,000 ZAR  2,184,300   15,320
  10/30/07........................... USD    500,000 ZAR  3,598,000   19,398
                                                                    --------
                                                                    $104,495
                                                                    --------

Currency Legend:

AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
CHF   Swiss Franc
CLP   Chilian Peso
COP   Columbian Peso
CZK   Czech Koruna
EUR   Euro Dollar
GBP   British Pound Sterling
HUF   Hungarian Forint
ILS   Israeli Shekel
JPY   Japanese Yen
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NZD   New Zealand Dollar
PLN   Polish Zloty
SEK   Swedish Krona
SGD   Singapore Dollar
SKK   Slovakian Koruna
TRY   New Turkish Lira
TWD   New Taiwan Dollar
USD   United States Dollar
ZAR   South African Rand

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON HIGH YIELD FUND

Schedule of Investments

September 30, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ----------
            CORPORATE BONDS--95.5%
            Advertising--0.3%
  595,000   Affinion Group, Inc.
            10.13%, 10/15/13 (a)................................... $  630,700
                                                                    ----------
                                                                       630,700
                                                                    ----------
            Aerospace/Defense--0.7%
  965,000   L-3 Communications Corp.
            7.63%, 6/15/12.........................................    991,538
  390,000   Transdigm, Inc.
            7.75%, 7/15/14.........................................    395,850
                                                                    ----------
                                                                     1,387,388
                                                                    ----------
            Apparel--0.9%
  725,000   Hanesbrands, Inc.
            8.78%, 12/15/14 FRN....................................    725,000
  650,000   Levi Strauss & Co.
            9.75%, 1/15/15.........................................    685,750
  380,000   Levi Strauss & Co.
            8.88%, 4/01/16.........................................    393,300
                                                                    ----------
                                                                     1,804,050
                                                                    ----------
            Auto Manufacturers--1.4%
3,195,000   General Motors Corp.
            8.38%, 7/15/33 (a).....................................  2,815,594
                                                                    ----------
            Auto Parts & Equipment--0.9%
  365,000   Goodyear Tire & Rubber Co.(The)*
            9.14%, 12/01/09 FRN....................................    369,563
  827,000   Goodyear Tire & Rubber Co.(The)*
            8.63%, 12/01/11........................................    868,349
  623,000   Goodyear Tire & Rubber Co.(The)
            9.00%, 7/01/15 (a).....................................    668,168
                                                                    ----------
                                                                     1,906,080
                                                                    ----------
            Beverages--0.2%
  440,000   Cott Beverages USA, Inc.
            8.00%, 12/15/11........................................    435,600
                                                                    ----------
            Building Materials--0.2%
  445,000   US Concrete, Inc.
            8.34%, 4/01/14.........................................    416,075
                                                                    ----------

            Chemicals--4.4%
  105,000   Arco Chemical Co.
            10.25%, 11/01/10.......................................    112,875
  388,000   Equistar Chemicals LP
            10.13%, 9/01/08........................................    402,550
  652,000   Huntsman International LLC
            11.63%, 10/15/10.......................................    692,750
3,035,000   Ineos Group Holdings PLC (Great Britain)*
            8.50%, 2/15/16 (a).....................................  2,921,187
  895,000   Lyondell Chemical Co.
            8.00%, 9/15/14.........................................    988,975
2,080,000   Lyondell Chemical Co.
            8.25%, 9/15/16.........................................  2,355,600
  475,000   Mosaic Co.(The)*
            7.38%, 12/01/14........................................    501,125
  150,000   Mosaic Co.(The)*
            7.63%, 12/01/16........................................    160,688
  825,000   Reichmold Industries, Inc.*
            9.00%, 8/15/14.........................................    837,375
                                                                    ----------
                                                                     8,973,125
                                                                    ----------
            Commercial Services--5.4%
1,535,000   ARAMARK Corp.
            8.50%, 2/01/15.........................................  1,573,375
  225,000   ARAMARK Corp.
            8.86%, 2/01/15 FRN.....................................    228,375
2,465,000   Corrections Corp. of America
            7.50%, 5/01/11.........................................  2,495,813
  315,000   Deluxe Corp.
            7.38%, 6/01/15.........................................    312,638
   70,000   Hertz Corp.
            8.88%, 1/01/14.........................................     72,450
1,175,000   Hertz Corp.
            10.50%, 1/01/16 (a)....................................  1,274,875
1,670,000   United Rentals North America, Inc.
            6.50%, 2/15/12.........................................  1,699,225
2,655,000   United Rentals North America, Inc.
            7.75%, 11/15/13........................................  2,747,924
  555,000   US Service Corp. International
            6.75%, 4/01/15.........................................    553,613
                                                                    ----------
                                                                    10,958,288
                                                                    ----------
            Diversified Financial Services--5.8%
  445,000   Ford Motor Credit Co.
            6.63%, 6/16/08.........................................    441,711
  845,000   Ford Motor Credit Co.
            5.80%, 1/12/09.........................................    816,399
  985,000   Ford Motor Credit Co.
            7.25%, 10/25/11 (a)....................................    923,845
1,000,000   Ford Motor Credit Co.
            7.00%, 10/01/13........................................    904,767
  600,000   Ford Motor Credit Co.
            7.99%, 1/13/12 FRN.....................................    567,451
  680,000   GMAC LLC
            6.88%, 9/15/11.........................................    647,678
  850,000   GMAC LLC
            6.63%, 5/15/12.........................................    793,907
  290,000   GMAC LLC
            6.75%, 12/01/14........................................    263,210
1,555,000   GMAC LLC
            8.00%, 11/01/31........................................  1,529,594

  410,000   Hawker Beechcraft Acquistion Co.*
            8.50%, 4/01/15.........................................    420,250
  315,000   Hawker Beechcraft Acquisition Co.*
            8.88%, 4/01/15.........................................    318,150
1,475,000   Hexion US Finance Corp.
            9.75%, 11/15/14........................................  1,629,876
  235,000   Hexion US Finance Corp.
            10.09%, 11/15/14.......................................    243,225
1,000,000   NSG Holdings LLC/NSG Holdings, Inc.*
            7.75%, 12/15/25........................................    995,000
  105,000   SLM Corp.
            5.45%, 4/25/11.........................................     99,023
  620,000   SLM Corp.
            5.40%, 10/25/11........................................    579,368
  660,000   SLM Corp.
            5.13%, 8/27/12.........................................    598,109
                                                                    ----------
                                                                    11,771,563
                                                                    ----------
            Electric--9.9%
1,170,000   AES Corp. (The)*
            8.75%, 5/15/13 (a).....................................  1,229,963
  525,000   Aquila, Inc.
            9.95%, 2/01/11.........................................    574,485
1,250,000   Aquila, Inc.
            14.88%, 7/01/12........................................  1,581,250
1,260,000   Edison Mission Energy*
            7.00%, 5/15/17.........................................  1,247,400
  852,346   Elwood Energy LLC
            8.16%, 7/05/26.........................................    866,407
  335,576   FPL Energy National Wind LLC*
            6.13%, 3/25/19.........................................    338,041
  142,400   FPL Energy Wind Funding LLC*
            6.88%, 6/27/17.........................................    146,138
2,500,000   Intergen NV*
            9.00%, 6/30/17.........................................  2,637,500
  340,000   Ipalco Enterprises, Inc.
            8.38%, 11/14/08........................................    348,500
  137,529   Midwest Generation LLC
            8.30%, 7/02/09
            Series A...............................................    139,936
1,152,024   Midwest Generation LLC
            8.56%, 1/02/16
            Series B...............................................  1,232,666
  715,622   Mirant Mid Atlantic LLC
            9.13%, 6/30/17
            Series B...............................................    792,552
2,005,000   Mirant North America LLC
            7.38%, 12/31/13........................................  2,045,100
2,585,000   NRG Energy, Inc.
            7.38%, 2/01/16.........................................  2,597,925
2,130,000   NRG Energy, Inc.
            7.38%, 1/15/17.........................................  2,135,325
  441,000   PSEG Energy Holdings LLC
            8.63%, 2/15/08.........................................    445,503
1,250,000   Reliant Energy, Inc.
            6.75%, 12/15/14........................................  1,268,750
  475,000   Sithe/Independence Funding Corp.
            9.00%, 12/30/13
            Series A...............................................    509,053
                                                                    ----------
                                                                    20,136,494
                                                                    ----------

            Electrical Components & Equipment--0.4%
  705,000   General Cable Corp.
            7.61%, 4/01/15 FRN.....................................   687,375
  125,000   General Cable Corp.
            7.13%, 4/01/17 (a).....................................   123,125
                                                                    ---------
                                                                      810,500
                                                                    ---------
            Electronics--0.5%
1,080,000   Flextronics International Ltd.
            6.50%, 5/15/13......................................... 1,036,800
                                                                    ---------
            Entertainment--0.8%
  815,000   Shingle Springs Tribal Gaming
            Authority *
            9.38%, 6/15/15.........................................   827,225
  685,000   Warner Music Group Acquisition Corp.
            7.38%, 4/15/14.........................................   599,375
  265,000   Warner Music Group Corp.
            9.50%, 12/15/14........................................   186,825
                                                                    ---------
                                                                    1,613,425
                                                                    ---------
            Environmental Control--0.2%
  530,000   Aleris International, Inc.
            9.00%, 12/15/14........................................   492,900
                                                                    ---------
            Food--1.9%
1,400,000   Del Monte Corp.
            8.63%, 12/15/12........................................ 1,427,999
  606,000   Delhaize America, Inc.
            9.00%, 4/15/31.........................................   724,944
  675,000   Smithfield Foods, Inc.
            8.00%, 10/15/09........................................   700,313
  400,000   Stater Brothers Holdings
            8.13%, 6/15/12.........................................   409,500
  505,000   Stater Brothers Holdings
            7.75%, 4/15/15.........................................   502,475
                                                                    ---------
                                                                    3,765,231
                                                                    ---------
            Forest Products & Paper--1.6%
  830,000   Abitibi-Consolidated, Inc.
            6.95%, 4/01/08.........................................   796,800
  445,000   Abitibi-Consolidated, Inc.
            8.55%, 8/01/10.........................................   369,350
  325,000   Boise Cascade LLC
            7.13%, 10/15/14........................................   313,625
  630,000   Boise Cascade LLC
            8.24%, 10/15/12 FRN....................................   630,000
  755,000   Verso Paper Holdings LLC
            9.11%, 8/01/14 FRN.....................................   762,550
  290,000   Verso Paper Holdings LLC
            9.13%, 8/01/14.........................................   300,150
                                                                    ---------
                                                                    3,172,475
                                                                    ---------

            Gaming--3.9%
  805,000   Buffalo Thunder Development
            Authority*
            9.38%, 12/15/14........................................   760,725
   55,000   Boyd Gaming Corp.
            7.75%, 12/15/12........................................    56,788
  805,000   Caesars Entertainment, Inc.
            8.88%, 9/15/08.........................................   824,119
  230,000   Caesars Entertainment, Inc.
            7.88%, 3/15/10.........................................   235,750
  440,000   Galaxy Entertainment Finance Co., Ltd. (British Virgin
              Island)*
            9.88%, 12/15/12 (a)....................................   455,400
  685,000   Harrah's Operating Co., Inc.
            5.38%, 12/15/13........................................   555,545
  135,000   Mandalay Resort Group
            9.50%, 8/01/08.........................................   138,713
1,405,000   MGM Mirage
            8.50%, 9/15/10......................................... 1,475,249
  680,000   MGM Mirage
            6.63%, 7/15/15.........................................   648,550
  155,000   MGM Mirage
            7.50%, 6/01/16.........................................   154,806
  390,000   Pokagon Gaming Authority*
            10.38%, 6/15/14........................................   429,975
  375,000   San Pasqual Casino*
            8.00%, 9/15/13.........................................   380,625
  400,000   Seminole Hard Rock Entertainment Inc.*
            8.19%, 3/15/14 FRN.....................................   392,500
  195,000   Seneca Gaming Corp.
            7.25%, 5/01/12.........................................   197,438
  310,000   Snoqualmie Entertainment Authority*
            9.06%, 2/01/14 FRN.....................................   303,025
  160,000   Snoqualmie Entertainment Authority*
            9.13%, 2/01/15.........................................   158,400
  785,000   Wynn Las Vegas LLC
            6.63%, 12/01/14........................................   773,225
                                                                    ---------
                                                                    7,940,833
                                                                    ---------
            Healthcare-Products--0.5%
  745,000   Universal Hospital Services, Inc.*
            8.50%, 6/01/15.........................................   741,275
  185,000   Universal Hospital Services, Inc.* FRN
            8.76%, 6/01/15 FRN.....................................   185,000
                                                                    ---------
                                                                      926,275
                                                                    ---------
            Healthcare-Services--4.8%
4,505,000   Community Health Systems, Inc.*
            8.88%, 7/15/15......................................... 4,651,412
1,405,000   HCA, Inc.*
            9.13%, 11/15/14........................................ 1,485,788
1,915,000   HCA, Inc.*
            9.25%, 11/15/16........................................ 2,039,475
1,570,000   HCA, Inc.*
            9.63%, 11/15/16........................................ 1,679,900
                                                                    ---------
                                                                    9,856,575
                                                                    ---------
            Holding Companies-Diversified--0.7%
  540,000   Leucadia National Corp.
            7.00%, 8/15/13.........................................   521,100
  935,000   Leucadia National Corp.
            7.13%, 3/15/17.........................................   895,263
                                                                    ---------
                                                                    1,416,363
                                                                    ---------

            Insurance--1.3%
  890,000   Crum & Forster Holdings Corp.
            7.75%, 5/01/17.........................................   849,950
  620,000   Fairfax Financial Holdings Ltd.
            7.75%, 6/15/17 (a).....................................   593,650
1,070,000   HUB International Holdings Inc.*
            9.00%, 12/15/14........................................ 1,032,550
   77,000   Unum Group
            7.63%, 3/01/11.........................................    82,040
                                                                    ---------
                                                                    2,558,190
                                                                    ---------
            Machinery-Diversified--0.2%
  390,000   Chart Industries, Inc.
            9.13%, 10/15/15........................................   405,600
                                                                    ---------
            Media--15.5%
  465,000   Block Communications, Inc.*
            8.25%, 12/15/15........................................   465,000
  205,000   Charter Communications Operating LLC*
            8.00%, 4/30/12.........................................   205,000
2,285,000   Charter Communications Operating LLC*
            8.38%, 4/30/14......................................... 2,307,850
  460,000   Clear Channel Communications, Inc.
            7.65%, 9/15/10.........................................   456,131
  350,000   Clear Channel Communication, Inc.
            4.40%, 5/15/11.........................................   300,493
  580,000   Clear Channel Communications, Inc.
            5.50%, 9/15/14 (a).....................................   456,015
  320,000   Dex Media East LLC
            9.88%, 11/15/09........................................   328,800
  160,000   Dex Media West LLC
            9.88%, 8/15/13.........................................   171,000
            Series B
   50,000   Dex Media, Inc.
            8.00%, 11/15/13........................................    50,625
  485,000   Dex Media, Inc.
            9.00%, 11/15/13 (b)....................................   458,325
  145,000   Dex Media, Inc.
            9.00%, 11/15/13........................................   137,025
4,230,000   Echostar DBS Corp.
            7.13%, 2/01/16......................................... 4,367,474
5,110,000   Idearc, Inc.
            8.00%, 11/15/16........................................ 5,122,774
1,675,000   Kabel Deutschland GmbH (Germany)
            10.63%, 7/01/14........................................ 1,800,625
  800,000   LIN Television Corp.
            6.50%, 5/15/13 (a).....................................   782,000
  325,000   LIN Television Corp.
            6.50%, 5/15/13.........................................   317,688
2,520,000   Mediacom Broadband LLC
            8.50%, 10/15/15........................................ 2,538,899
  300,000   Mediacom LLC/Mediacom Capital Corp.
            9.50%, 1/15/13 (a).....................................   305,250
  190,000   Morris Publishing Group LLC
            7.00%, 8/01/13.........................................   149,625
1,200,000   Quebecor Media, Inc.
            7.75%, 3/15/16......................................... 1,150,500

  810,000   Quebecor Media, Inc.*
            7.75%, 3/15/16.........................................    776,588
1,375,000   Quebecor World Capital Corp. (Canada)*
            8.75%, 3/15/16 (a).....................................  1,254,688
   65,000   Quebecor World, Inc.*
            9.75%, 1/15/15.........................................     62,563
  563,000   RH Donnelley Finance Corp.*
            10.88%, 12/15/12.......................................    601,003
  400,000   R.H. Donnelley Finance Corp.
            10.88%, 12/15/12.......................................    427,000
  250,000   RH Donnelley Corp.
            6.88%, 1/15/13 (a).....................................    237,500
  395,000   RH Donnelley Corp.
            6.88%, 1/15/13.........................................    375,250
2,015,000   RH Donnelley Corp.
            8.88%, 1/15/16
            Series A-3.............................................  2,062,856
1,105,000   RH Donnelley Corp.*
            8.88%, 10/15/17 (a)....................................  1,127,100
  725,000   Rogers Cable, Inc. (Canada)
            8.75%, 5/01/32.........................................    857,069
  600,000   Univision Communications, Inc.
            7.85%, 7/15/11.........................................    603,000
1,465,000   Valassis Communications, Inc.
            8.25%, 3/01/15 (a).....................................  1,281,875
                                                                    ----------
                                                                    31,537,591
                                                                    ----------
            Mining--3.7%
  465,000   FMG Finance Property Ltd. (Australia)*
            9.36%, 9/01/11 (a).....................................    485,925
1,495,000   FMG Finance Property Ltd. (Australia)*
            10.00%, 9/01/13........................................  1,642,631
1,265,000   FMG Finance Property Ltd. (Australia)*
            10.63%, 9/01/16........................................  1,495,863
1,630,000   Freeport-McMoRan Cooper & Gold, Inc.
            8.25%, 4/01/15.........................................  1,764,475
2,015,000   Freeport-McMoRan Copper & Gold, Inc.
            8.38%, 4/01/17.........................................  2,206,425
                                                                    ----------
                                                                     7,595,319
                                                                    ----------
            Miscellaneous Manufacturing--0.9%
  195,000   American Railcar Industries, Inc.
            7.50%, 3/01/14.........................................    195,000
  250,000   Bombardier, Inc. (Canada)*
            6.30%, 5/01/14.........................................    246,250
  950,000   Bombardier, Inc. (Canada)*
            8.00%, 11/15/14........................................    999,875
  320,000   Koppers, Inc.
            9.88%, 10/15/13........................................    340,000
                                                                    ----------
                                                                     1,781,125
                                                                    ----------
            Oil & Gas--6.5%
  350,000   Cimarex Energy Co.
            7.13%, 5/01/17.........................................    349,125
  830,000   Compton Petroleum Finance Corp.
            7.63%, 12/01/13........................................    805,100

  745,000   Enterprise Products Operating LP
            7.03%, 1/15/68.........................................    683,651
  320,000   Forest Oil Corp.*
            7.25%, 6/15/19.........................................    321,600
  710,000   Mariner Energy, Inc.
            8.00%, 5/15/17.........................................    697,575
2,160,000   OPTI Canada, Inc. (Canada)*
            7.88%, 12/15/14........................................  2,170,799
2,795,000   OPTI Canada, Inc. (Canada)*
            8.25%, 12/15/14........................................  2,829,937
1,255,000   PetroHawk Energy Corp.
            9.13%, 7/15/13.........................................  1,330,300
  350,000   Pioneer Natural Resource Co.
            6.88%, 5/01/18.........................................    330,387
  530,000   Sabine Pass LNG LP
            7.25%, 11/30/13........................................    524,700
1,680,000   Sabine Pass LNG LP
            7.50%, 11/30/16........................................  1,663,200
  445,000   Swift Energy Co.
            7.13%, 6/01/17.........................................    423,863
  120,000   United Refining Co.
            10.50%, 8/15/12........................................    124,200
  415,000   United Refining Co.*
            10.50%, 8/15/12........................................    429,525
  460,000   Western Oil Sands, Inc. (Canada)
            8.38%, 5/01/12.........................................    510,025
                                                                    ----------
                                                                    13,193,987
                                                                    ----------
            Oil & Gas Services--1.1%
1,190,000   Compagnie Generale De Geophysique
            SA-Veritas (France)
            7.50%, 5/15/15.........................................  1,231,650
  250,000   Compagnie Generale de
            Geophysique-Veritas (France)
            7.75%, 5/15/17.........................................    258,750
  770,000   Seitel, Inc.
            9.75%, 2/15/14.........................................    731,500
                                                                    ----------
                                                                     2,221,900
                                                                    ----------
            Packaging & Containers--1.3%
  965,000   Graphic Packaging International Corp.
            9.50%, 8/15/13 (a).....................................    996,363
1,145,000   Owens-Brockway Glass Container, Inc.
            8.75%, 11/15/12........................................  1,197,956
  530,000   Silgan Holdings, Inc.
            6.75%, 11/15/13........................................    516,750
                                                                    ----------
                                                                     2,711,069
                                                                    ----------
            Pipelines--1.5%
  760,000   Dynegy Holdings, Inc.+
            7.50%, 6/01/15.........................................    737,200
  795,000   El Paso Natural Gas Co.
            8.38%, 6/15/32.........................................    938,244
  480,000   MarkWest Energy Partners
            Series B
            8.50%, 7/15/16.........................................    475,200
  195,000   Targa Resources, Inc.*
            8.50%, 11/01/13........................................    195,975
  610,000   Williams Cos., Inc.
            7.13%, 9/01/11.........................................    635,163
                                                                    ----------
                                                                     2,981,782
                                                                    ----------

            Real Estate--0.7%
  405,000   American Real Estate Partners LP
            8.13%, 6/01/12.........................................   403,481
  500,000   American Real Estate Partners LP*
            7.13%, 2/15/13.........................................   478,750
  570,000   American Real Estate Partners LP*
            7.13%, 2/15/13.........................................   545,775
                                                                    ---------
                                                                    1,428,006
                                                                    ---------
            Real Estate Investment Trusts--1.4%
1,425,000   Host Marriott LP
            6.75%, 6/01/16......................................... 1,417,875
  765,000   Omega Healthcare Investors Inc.
            7.00%, 1/15/16.........................................   762,131
  710,000   Omega Healthcare Investors, Inc.
            7.00%, 4/01/14.........................................   711,775
                                                                    ---------
                                                                    2,891,781
                                                                    ---------
            Retail--1.1%
  415,000   Asbury Automotive Group, Inc.*
            7.63%, 3/15/17.........................................   383,875
  800,000   Autonation, Inc.
            7.00%, 4/15/14.........................................   768,000
  230,000   Autonation, Inc.
            7.36%, 4/15/13 FRN.....................................   220,800
  160,000   GSC Holdings Corp.
            9.24%, 10/01/11........................................   163,200
  275,000   GSC Holdings Corp.
            8.00%, 10/01/12........................................   287,375
  195,000   Inergy LP/Inergy Finance Corp.
            8.25%, 3/01/16 (a).....................................   202,313
  200,000   Rite Aid Corp.
            8.13%, 5/01/10.........................................   201,500
                                                                    ---------
                                                                    2,227,063
                                                                    ---------
            Semiconductors--1.6%
  795,000   Amkor Technology, Inc.
            7.13%, 3/15/11.........................................   774,131
1,305,000   Amkor Technology, Inc.
            9.25%, 6/01/16......................................... 1,324,575
  240,000   Freescale Semiconductor, Inc.
            8.88%, 12/15/14........................................   232,800
  990,000   Freescale Semiconductor, Inc.
            10.13%, 12/15/16 (a)...................................   925,650
                                                                    ---------
                                                                    3,257,156
                                                                    ---------
            Telecommunications--12.8%
  525,000   Alltell Corp.
            7.00%, 7/01/12.........................................   475,646
1,305,000   Citizens Communications Co.
            9.25%, 5/15/11......................................... 1,422,450
  605,000   Citizens Communications Co.
            9.00%, 8/15/31.........................................   617,100

  670,000   GCI, Inc.
            7.25%, 2/15/14.........................................     623,100
  622,000   Inmarsat Finance PLC (Great Britain)
            7.63%, 6/30/12.........................................     643,770
  835,000   Inmarsat Finance PLC (Great Britain)
            10.38%, 11/15/12 (a)(b)................................     803,688
  457,000   Intelsat Corp.
            9.00%, 8/15/14.........................................     472,995
  960,000   Intelsat Corp.
            9.00%, 6/15/16.........................................     993,600
1,870,000   Intelsat Subsidiary Holding Co. Ltd. (Bermuda)
            8.25%, 1/15/13.........................................   1,907,400
  230,000   Level 3 Financing, Inc.
            9.15%, 2/15/15 FRN.....................................     220,225
2,990,000   Level 3 Financing, Inc.
            8.75%, 2/15/17.........................................   2,900,299
  635,000   Level 3 Financing, Inc.
            12.25%, 3/15/13........................................     703,263
1,645,000   Nordic Telephone Co. Holdings ApS (Denmark)*
            8.88%, 5/01/16.........................................   1,743,700
1,680,000   NTL Cable PLC (Great Britain)
            8.75%, 4/15/14 (a).....................................   1,730,400
1,775,000   Qwest Communications International, Inc.
            7.25%, 2/15/11.........................................   1,803,844
  385,000   Qwest Communications International, Inc. FRN
            9.06%, 2/15/09.........................................     390,775
  260,000   Qwest Corp.
            7.50%, 10/01/14........................................     271,700
  500,000   Qwest Corp.
            8.94%, 6/15/13 FRN.....................................     536,250
1,145,000   Rogers Wireless, Inc. (Canada)
            9.63%, 5/01/11.........................................   1,290,802
3,855,000   Telecordia Technologies, Inc.*
            8.99%, 7/15/12 FRN.....................................   3,614,062
  345,000   Valor Telecommunication Enterprises LLC
            7.75%, 2/15/15.........................................     361,980
  225,000   Wind Acquisition Finance SA*
            10.75%, 12/01/15.......................................     250,313
2,160,000   Windstream Corp.
            8.63%, 8/01/16.........................................   2,313,900
                                                                    -----------
                                                                     26,091,262
                                                                    -----------
            Transportation--0.5%
1,070,000   CHC Helicopter Corp. (Canada)
            7.38%, 5/01/14.........................................   1,021,850
                                                                    -----------
            Total Corporate Bonds
            (Cost $195,570,815).................................... 194,170,015
                                                                    -----------
            TRUST PREFERRED BOND--0.4%
            Insurance--0.4%
  840,000   AFC Capital Trust I
            Series B
            8.21%, 2/03/27
            (Cost $846,557)........................................     817,943
                                                                    -----------

 NUMBER
OF SHARES
---------
             MONEY MARKET FUND--2.4%
 4,918,374   BNY Hamilton Money Fund (Institutional Shares),
               5.33% (b)
             (Cost $4,918,374)...................................    4,918,374
                                                                  ------------
             INVESTMENT OF CASH COLLATERAL ON SECURITIES
             LOANED--7.5%
             Money Market Fund--7.5%
15,205,189   BNY Hamilton Institutional Cash Reserve Fund,
             5.45% (c)
             (Cost $15,205,189) (d)..............................   15,205,189
                                                                  ------------
             Total Investments
             (Cost $216,540,935) (e)--105.8%                       215,111,521
             Liabilities in excess of other assets--(5.8%)....... (11,873,773)
                                                                  ------------
             Net Assets--100.0%
                                                                  $203,237,748
                                                                  ============

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

FRN  Floating Rate Note. Coupon shown was in effect at September 30, 2007.

(a) Security, or a portion thereof, was on loan at September 30, 2007.

(b) Represents annualized 7 day at September 30, 2007.

(c) Interest rate reflects the yield at September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $14,792,424 and the total value of the collateral held by the Fund was $15,205,189.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized depreciation was $1,429,414, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,389,505 and aggregate gross unrealized depreciation of $3,818,919.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

Schedule of Investments

September 30, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ----------
               UNITED STATES GOVERNMENT AGENCIES &
                 OBLIGATIONS--44.2%
               Federal Home Loan Mortgage Corp.--10.7%
9,500,000      5.75%, 4/15/08...................................... $9,544,128
2,200,000      6.25%, 7/15/32......................................  2,499,532
                                                                    ----------
                                                                    12,043,660
                                                                    ----------
               Federal National Mortgage Association--12.6%
3,150,000      6.00%, 5/15/11......................................  3,307,402
6,050,000      4.38%, 3/15/13......................................  5,961,695
  725,000      5.13%, 1/02/14......................................    732,039
2,375,000      6.25%, 5/15/29......................................  2,666,448
1,300,000      6.63%, 11/15/30.....................................  1,531,808
                                                                    ----------
                                                                    14,199,392
                                                                    ----------
               Tennessee Valley Authority--0.6%
  650,000      6.15%, 1/15/38......................................    727,697
                                                                    ----------
               United States Treasury Bonds--3.9%
2,800,000      7.25%, 5/15/16......................................  3,333,095
  900,000      6.13%, 11/15/27.....................................  1,041,398
                                                                    ----------
                                                                     4,374,493
                                                                    ----------
               United States Treasury Notes--16.4%
1,300,000      4.75%, 11/15/08.....................................  1,310,765
6,200,000      5.75%, 8/15/10......................................  6,487,233
5,575,000      5.00%, 8/15/11......................................  5,760,107
  750,000      3.88%, 2/15/13......................................    737,519
4,275,000      4.25%, 8/15/15......................................  4,212,880
                                                                    ----------
                                                                    18,508,504
                                                                    ----------
               Total United States Government Agencies &
                 Obligations
               (Cost $50,042,574).................................. 49,853,746
                                                                    ----------
               MORTGAGE-BACKED SECURITIES--38.3%
               Federal Home Loan Mortgage Corp.--14.9%
   11,648      Gold Pool #M70034
               7.50%, 6/01/08......................................     11,779
    6,202      Gold Pool #E00227
               6.00%, 7/01/08......................................      6,223
   17,194      Gold Pool #E49415
               6.50%, 7/01/08......................................     17,301
      181      Pool #184275
               8.25%, 9/01/08......................................        183
   84,459      Gold Pool #M80707
               5.50%, 10/01/08.....................................     84,733

      305        Pool #160062
                 9.50%, 10/01/08......................................       310
      421        Pool #160065
                 9.50%, 11/01/08......................................       428
      410        Pool #160066
                 9.75%, 11/01/08......................................       416
    2,617        Pool #251974
                 8.50%, 4/01/09.......................................     2,622
   12,939        Pool #185964
                 8.50%, 2/01/10.......................................    13,162
   12,692        Gold Pool #E20201
                 7.50%, 10/01/10......................................    12,999
   53,607        Gold Pool #G10439
                 6.50%, 1/01/11.......................................    54,627
    9,241        Gold Pool #E00417
                 7.00%, 2/01/11.......................................     9,515
   35,784        Gold Pool #G90011
                 8.50%, 8/17/11.......................................    35,705
   27,973        Gold Pool #E00461
                 7.50%, 12/01/11......................................    28,796
  224,228        Gold Pool #G10644
                 8.00%, 12/01/11......................................   233,464
   88,145        Gold Pool #C90017
                 6.50%, 4/01/13.......................................    90,583
   15,554        Gold Pool #D90113
                 6.50%, 6/01/13.......................................    15,985
   28,098        Gold Pool #G11072
                 7.50%, 12/01/15......................................    29,218
   32,459        Gold Pool #G30052
                 7.50%, 6/01/16.......................................    34,151
  537,656        Pool #420008
                 5.53%, 1/01/17 FRN...................................   541,486
  178,895        Gold Pool #50377
                 6.50%, 1/01/17.......................................   183,496
  565,715        Gold Pool #11733
                 6.50%, 7/01/17.......................................   579,945
   75,327        Gold Pool #G30080
                 7.50%, 8/01/17.......................................    79,235
  208,987        Gold Pool #C90185
                 7.50%, 9/01/17.......................................   219,830
  140,315        Gold Pool #D92715
                 6.00%, 11/01/18......................................   142,108
  650,590        Gold Pool #C90241
                 6.50%, 12/01/18......................................   669,881
  250,874        Gold Pool #D94488
                 6.50%, 2/01/19.......................................   258,312
    1,400        Pool #555045
                 8.00%, 5/01/19.......................................     1,438
1,103,475        Gold Pool #C90290
                 7.00%, 8/01/19....................................... 1,149,712
   27,831        Gold Pool #A01217
                 8.50%, 4/01/20.......................................    29,388
  155,083        Gold Pool #390297
                 5.53%, 1/01/21 FRN...................................   157,145
  148,524        Gold Pool #C90438
                 6.50%, 4/01/21.......................................   152,587
  635,189        Gold Pool #C90484
                 6.00%, 10/01/21......................................   642,268
1,230,532        Gold Pool #C90492
                 6.00%, 11/01/21...................................... 1,244,246
  395,090        Gold Pool #C90503
                 6.00%, 12/01/21......................................   399,493

   43,540      Gold Pool #C00098
               8.00%, 2/01/22.......................................     45,956
   84,418      Gold Pool #G80140
               7.00%, 12/17/22......................................     87,950
   39,411      Gold Pool #G00356
               7.00%, 6/01/25.......................................     40,958
    7,276      Gold Pool #D67014
               7.50%, 1/01/26.......................................      7,638
  102,366      Gold Pool #G01480
               7.50%, 12/01/26......................................    107,307
  139,533      Gold Pool #C00490
               8.00%, 1/01/27.......................................    147,711
   76,220      Gold Pool #C20273
               6.00%, 6/01/28.......................................     76,825
   10,477      Gold Pool #C00664
               7.50%, 9/01/28.......................................     10,986
    4,617      Pool #420171
               5.75%, 2/01/30 FRN...................................      4,660
  171,195      Gold Pool #G01130
               8.00%, 2/01/30.......................................    181,405
   56,028      Pool #789483
               7.24%, 6/01/32 FRN...................................     57,110
  446,813      Gold Pool #C69955
               6.50%, 8/01/32.......................................    457,451
  397,363      Pool #1B1150
               3.33%, 9/01/33 FRN...................................    394,398
  118,959      Gold Pool #G01601
               4.00%, 9/01/33.......................................    107,635
4,059,661      Gold Pool #A15088
               5.50%, 10/01/33......................................  3,986,571
  408,150      Gold Pool #A17868
               3.50%, 11/01/33......................................    358,617
  386,206      Pool #781140
               4.28%, 1/01/34.......................................    390,598
  714,972      Pool #781884
               4.71%, 6/01/34.......................................    693,492
  900,575      Gold Pool #G08006
               6.00%, 8/01/34.......................................    903,593
1,714,739      Gold Pool #A47056
               5.00%, 9/01/35.......................................  1,638,377
                                                                     ----------
                                                                     16,832,008
                                                                     ----------
               Federal National Mortgage Association--18.4%
    1,926      Pool #195152
               7.00%, 1/01/08.......................................      1,929
    5,818      Pool #81860
               8.00%, 4/01/09.......................................      5,869
   24,919      Pool #278437
               7.50%, 5/01/09.......................................     25,395
   27,549      Pool #535630
               6.00%, 12/01/10......................................     27,870
  146,380      Pool #406590
               6.25%, 11/01/12......................................    149,648
   75,744      Pool #482513
               5.50%, 1/01/14.......................................     75,867
  158,775      Pool #535633
               5.50%, 12/01/14......................................    159,033
   75,729      Pool #323956
               7.50%, 12/01/14......................................     79,670
  626,266      Pool #535377
               8.00%, 6/01/15.......................................    656,794

150,375        Pool #535634
               5.50%, 8/01/15........................................... 150,619
234,069        Pool #6222
               9.00%, 4/01/16........................................... 242,001
573,218        Pool #733886
               5.50%, 12/01/17.......................................... 573,685
706,166        Pool #711995
               4.00%, 9/01/18........................................... 667,596
879,052        Pool #252210
               6.50%, 2/01/19........................................... 905,389
107,191        Pool #252711
               7.00%, 9/01/19........................................... 111,889
218,469        Pool #86688
               5.41%, 10/01/19 FRN...................................... 220,757
 90,226        Pool #535760
               6.50%, 3/01/21...........................................  92,782
268,819        Pool #254044
               6.50%, 10/01/21.......................................... 276,240
345,058        Pool #254232
               6.50%, 3/01/22........................................... 354,279
 17,626        Pool #124118
               9.00%, 3/01/22...........................................  19,023
356,314        Pool #254354
               7.00%, 5/01/22........................................... 371,422
 18,609        Pool #159860
               7.50%, 6/01/22...........................................  19,518
140,632        Pool #164906
               6.87%, 7/01/22........................................... 145,874
 33,805        Pool #50748
               7.50%, 6/01/23...........................................  35,476
148,685        Pool # 255052
               4.00%, 11/01/23.......................................... 138,796
100,396        Pool #334595
               7.50%, 11/01/23.......................................... 105,592
 67,998        Pool #326382
               7.00%, 3/01/24...........................................  70,694
178,681        Pool #255232
               4.50%, 5/01/24........................................... 169,450
144,866        Pool #300404
               7.00%, 5/01/24........................................... 150,719
  6,128        Pool #64195
               8.35%, 11/01/24 FRN......................................   6,207
 55,957        Pool #70319
               7.84%, 12/01/24 FRN......................................  59,298
117,996        Pool #308497
               8.00%, 5/01/25........................................... 124,857
 21,689        Pool #320514
               6.50%, 9/01/25...........................................  22,252
567,849        Pool #335054
               6.00%, 1/01/26........................................... 574,072
107,565        Pool #446431
               8.50%, 10/01/26.......................................... 115,172
118,694        Pool #415330
               8.00%, 12/01/26.......................................... 125,452
478,885        Pool #504474
               5.55%, 1/01/27 FRN....................................... 488,312
 66,460        Pool #496045
               8.00%, 1/01/28...........................................  70,206
 36,749        Pool #251498
               6.50%, 2/01/28...........................................  37,811
 22,186        Pool #403470
               6.00%, 5/01/28...........................................  22,589

503,171   Pool #251991
          7.00%, 8/01/28.........................................   526,696
 24,914   Pool #441759
          6.00%, 9/01/28.........................................    25,131
951,212   Pool #252034
          7.00%, 9/01/28.........................................   998,290
547,745   Pool #755598
          5.00%, 11/01/28........................................   526,203
 41,494   Pool #449154
          6.00%, 12/01/28........................................    41,854
 77,789   Pool #457916
          7.50%, 12/01/28........................................    81,873
359,406   Pool #70849
          5.50%, 1/01/29 FRN.....................................   361,026
233,247   Pool #252334
          6.50%, 2/01/29.........................................   239,347
 56,415   Pool #252518
          7.00%, 5/01/29.........................................    59,194
 32,717   Pool #252570
          6.50%, 7/01/29.........................................    33,578
 11,997   Pool #535182
          8.00%, 10/01/29........................................    12,788
 85,185   Pool #569042
          7.50%, 11/01/29........................................    89,438
 63,624   Pool #530528
          7.26%, 4/01/30 FRN.....................................    63,632
193,039   Pool #601649
          6.00%, 9/01/31.........................................   194,826
600,963   Pool #606866
          5.97%, 10/01/31........................................   608,566
211,997   Pool #587839
          6.00%, 10/01/31........................................   213,526
 88,449   Pool #615519
          6.00%, 11/01/31........................................    89,086
399,606   Pool #254484
          6.50%, 12/01/31........................................   410,520
 24,488   Pool #645256
          6.50%, 7/01/32.........................................    25,080
100,808   Pool #671175
          5.10%, 2/01/33 FRN.....................................    99,981
385,911   Pool #701043
          3.98%, 4/01/33 FRN.....................................   385,508
264,822   Pool #693021
          4.11%, 6/01/33 FRN.....................................   267,108
766,307   Pool #734329
          4.20%, 6/01/33 FRN.....................................   768,072
311,086   Pool #555522
          5.00%, 6/01/33.........................................   297,792
974,848   Pool #924012
          6.50%, 7/01/33......................................... 1,000,146
461,795   Pool #738085
          3.44%, 8/01/33 FRN.....................................   459,561
114,999   Pool #731501
          3.78%, 8/01/33 FRN.....................................   113,943
206,993   Pool #739499
          3.80%, 9/01/33 FRN.....................................   208,854
432,141   Pool #746349
          3.32%, 9/01/33.........................................   428,706
392,575   Pool #743490
          4.00%, 10/01/33........................................   355,016
200,472   Pool #753801
          4.24%, 10/01/33 FRN....................................   203,194

252,299   Pool #776565
          4.00%, 4/01/34.........................................    228,044
351,528   Pool #775104
          3.54%, 5/01/34 FRN.....................................    345,930
312,091   Pool #552466
          6.24%, 6/01/34 FRN.....................................    317,021
886,923   Pool #790003
          6.00%, 8/01/34.........................................    890,171
201,394   Pool #794797
          4.73%, 10/01/34 FRN....................................    199,126
603,113   Pool #841068
          4.19%, 11/01/34........................................    604,933
467,610   Pool #827804
          6.00%, 3/01/35.........................................    470,981
187,398   Pool #866920
          5.37%, 2/01/36.........................................    189,882
208,825   Pool #881670
          5.81%, 3/01/36 FRN.....................................    211,422
481,059   Pool #555255
          6.19%, 4/01/40 FRN.....................................    497,139
                                                                  ----------
                                                                  20,793,288
                                                                  ----------
          Government National Mortgage Association--5.0%
 19,494   Pool #367439
          5.50%, 12/15/08........................................     19,526
 29,363   Pool #360837
          6.50%, 3/15/09.........................................     29,752
157,042   Pool #456880
          6.50%, 5/15/13.........................................    161,387
 53,401   Pool #476328
          7.00%, 6/15/13.........................................     55,303
 61,101   Pool #483935
          5.50%, 12/15/13........................................     61,264
 49,437   Pool #2815
          6.00%, 9/20/14.........................................     49,837
 41,257   Pool #3005
          7.50%, 11/20/15........................................     42,911
 55,282   Pool #3018
          7.50%, 12/20/15........................................     57,497
360,007   Pool #569502
          5.00%, 1/15/17.........................................    354,828
 92,642   Pool #583202
          5.50%, 3/15/17.........................................     92,856
  3,019   Pool #204365
          9.00%, 3/15/17.........................................      3,246
850,428   Pool #781586
          4.50%, 4/15/18.........................................    822,896
 54,715   Pool #247223
          9.00%, 4/15/18.........................................     58,920
  1,183   Pool #177793
          9.50%, 5/15/19.........................................      1,293
 48,288   Pool #512821
          6.50%, 6/15/19.........................................     49,248
  2,330   Pool #284645
          8.50%, 2/15/20.........................................      2,510
181,558   Pool #3706
          4.50%, 5/20/20.........................................    174,859
220,762   Pool #304288
          7.68%, 1/15/22.........................................    232,190
 23,564   Pool #8061
          6.13%, 10/20/22 FRN....................................     23,800

    2,733   Pool #319650
            7.00%, 11/15/22........................................      2,864
   40,320   Pool #356770
            7.50%, 4/15/23.........................................     42,326
    6,197   Pool #350532
            6.50%, 6/15/23.........................................      6,358
   87,801   Pool #351405
            6.50%, 1/15/24.........................................     90,070
    6,992   Pool #359470
            7.00%, 1/15/24.........................................      7,332
  177,875   Pool #8383
            6.38%, 2/20/24 FRN.....................................    179,785
   18,067   Pool #376445
            6.50%, 4/15/24.........................................     18,533
    7,104   Pool #386348
            7.50%, 6/15/24.........................................      7,460
  114,924   Pool #780035
            6.50%, 7/15/24.........................................    117,893
   90,836   Pool #2080
            7.50%, 9/20/25.........................................     95,090
  314,027   Pool #437233
            6.38%, 8/15/26.........................................    320,568
   44,311   Pool #780459
            7.00%, 11/15/26........................................     46,484
   38,281   Pool #2345
            8.50%, 12/20/26........................................     41,116
   13,024   Pool #464704
            8.00%, 7/15/28.........................................     13,847
  206,369   Pool #604899
            4.00%, 9/15/28.........................................    188,655
   43,295   Pool #564751
            6.00%, 8/15/31.........................................     43,695
  571,056   Pool #3330
            4.50%, 12/20/32........................................    533,565
  344,306   Pool #3461
            6.50%, 10/20/33........................................    352,009
  606,624   Pool #623373
            4.50%, 1/20/34.........................................    564,657
  684,975   Pool #616896
            6.00%, 11/15/35........................................    689,651
                                                                    ----------
                                                                     5,656,081
                                                                    ----------
            Total Mortgage-Backed Securities
            (Cost $43,530,724)..................................... 43,281,377
                                                                    ----------
            COLLATERALIZED MORTGAGE OBLIGATIONS--7.0%
            Federal Home Loan Mortgage Corp.--2.7%
1,414,265   Series 2695-UA
            5.50%, 9/15/14.........................................  1,422,181
  968,563   Series 1627-PJ
            6.00%, 3/15/23.........................................    972,064
  557,938   Series 1602-H
            6.50%, 10/15/23........................................    562,447
  110,193   Series 2123-PE
            6.00%, 12/15/27........................................    110,640
                                                                    ----------
                                                                     3,067,332
                                                                    ----------
            Federal National Mortgage Association--4.3%
  232,926   Series 1988-15A
            9.00%, 6/25/18.........................................    250,304

   186,856   Series 1992-136PK
             6.00%, 8/25/22....................................      190,108
    38,815   Series 1992-172M
             7.00%, 9/25/22....................................       40,429
   638,896   Series 1993-149M
             7.00%, 8/25/23....................................      670,486
 2,302,421   Series 1993-178PK
             6.50%, 9/25/23....................................    2,389,977
    32,576   Series 1993-253H PO
             .00%, 11/25/23....................................       28,414
 1,192,392   Series 1993-255E
             7.10%, 12/25/23...................................    1,261,262
                                                                ------------
                                                                   4,830,980
                                                                ------------
             Total Collateralized Mortgage Obligations
             (Cost $7,818,791).................................    7,898,312
                                                                ------------
  NUMBER
    OF
  SHARES                                                           VALUE
  ------                                                        ------------
             Money Market Fund--9.4%
10,633,884   BNY Hamilton Treasury Money Fund (Institutional
               Shares)
             4.25% (a)
             (Cost $10,633,884)................................ $ 10,633,884
                                                                ------------
             Total Investments
             (Cost $112,025,973) (b)--98.9%....................  111,667,319
             Other assets less liabilities--1.1%...............    1,252,593
                                                                ------------
             Net Assets--100.0%................................ $112,919,912
                                                                ============

FRN Floating rate note. Coupon shown was in effect at September 30, 2007.
    Maturity date represents ultimate maturity.

PO  Principal Only.

(a) Represents annualized 7-day yield at September 30, 2007.

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized depreciation was $358,654 based on cost for Federal income tax purpose. This consisted of aggregate gross unrealized appreciation of $1,613,144 and aggregated gross unrealized depreciation of $1,254,490.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON INTERMEDIATE NEW YORK TAX--EXEMPT FUND

Schedule of Investments

September 30, 2007 (Unaudited)

PRINCIPAL                                                                 MOODY'S/S&P INTEREST MATURITY
 AMOUNT                                                                    RATINGS*     RATE     DATE      VALUE
---------                                                                 ----------- -------- -------- -----------
             MUNICIPAL BONDS--98.3%
             Education--8.3%
$1,000,000   Dutchess County, New York, Industrial Development Agency
               (Bard College Civic Facilities)...........................     A3/NR     5.75%   8/01/08 $ 1,018,530
   750,000   New York State Dormitory Authority, Series D................    NR/AAA     5.00    3/15/11     785,393
 1,500,000   New York State Dormitory Authority Revenue..................   Aaa/AAA     5.00    7/01/18   1,620,764
 1,000,000   New York State Dormitory Authority Revenue, Columbia
               University................................................   Aaa/AAA     5.00    7/01/12   1,066,070
 1,500,000   New York State Dormitory Authority Revenue, New York
               University, FGIC Insured+.................................   Aaa/AAA     5.00    7/01/21   1,579,365
   405,000   New York State Dormitory Authority, Fordham University, FGIC
               Insured +.................................................    NR/AAA     5.00    7/01/18     424,691
 1,500,000   New York State Dormitory Authority, New York University,
               Series A, AMBAC Insured+..................................   Aaa/AAA     5.50    7/01/09   1,552,980
   500,000   New York State Dormitory Authority, Rochester Institute of
               Technology, AMBAC Insured +...............................   Aaa/AAA     5.00    7/01/13     516,665
   675,000   New York State Dormitory Authority, Vassar College..........    Aa2/AA     5.00    7/01/15     730,364
                                                                                                        -----------
                                                                                                          9,294,822
                                                                                                        -----------
             General Obligations--13.0%
 1,000,000   Katonah-Lewisboro, New York, Union Free School District,
               Series B, FGIC Insured +..................................    Aaa/NR     5.00    9/15/15   1,092,270
 1,000,000   New York State, Series A....................................    Aa3/AA     5.00    3/01/19   1,074,440
 2,750,000   New York State, Series A....................................     A2/AA     5.25    3/15/15   2,917,090
 1,000,000   New York State, Series C....................................    Aa3/AA     5.00    4/15/14   1,065,360
 1,000,000   New York, New York, Series A................................    A1/AA-     5.00    8/01/18   1,066,130
 1,000,000   New York, New York, Series M, FSA Insured +.................   Aaa/AAA     5.00    4/01/18   1,064,300
   995,000   New York, New York, Series G................................     NR/NR     5.00    8/01/14   1,009,368
 1,500,000   Onondaga County, New York, Series A.........................   Aa2/AA+     5.00    5/01/17   1,577,070
 1,000,000   Orange County, New York, Series A...........................    Aa1/NR     5.00    7/15/19   1,061,320
 1,000,000   Orange County, New York, Series A...........................    Aa1/NR     5.00    7/15/20   1,057,170
   500,000   Rockland County, New York, Series A.........................     A1/AA     5.00   10/01/15     525,720
 1,000,000   Westchester County, New York, Series C......................   Aaa/AAA     4.00   11/15/15   1,021,320
                                                                                                        -----------
                                                                                                         14,531,558
                                                                                                        -----------

            Healthcare--6.5%
1,000,000   New York State Dormitory Authority Revenue, Bronx Lebanon Hospital
              Center................................................................  NR/AA- 4.00     8/15/14 1,011,850
1,000,000   New York State Dormitory Authority Revenue, Memorial Sloan-Kettering
              Center, Series 1......................................................  Aa2/AA 5.00     7/01/11 1,047,670
3,250,000   New York State Dormitory Authority Revenue, Memorial Sloan-Kettering
              Center, Series 1, MBIA Insured +...................................... Aaa/AAA 5.00     7/01/20 3,429,173
  680,000   New York State Medical Care Facilities Finance Agency Revenue, Series A,
              SONYMA Insured+.......................................................  Aa1/NR 6.38    11/15/20   682,094
1,100,000   Westchester County, New York, Healthcare Corp., Series B................ Aaa/AAA 5.13    11/01/15 1,142,097
                                                                                                              ---------
                                                                                                              7,312,884
                                                                                                              ---------
            Housing--4.6%
1,000,000   New York State Mortgage Revenue - Homeowner Mortgage, Series 70.........  Aa1/NR 5.38    10/01/17 1,029,870
1,000,000   New York State Mortgage Revenue - Homeowner Mortgage, Series 80.........  Aa1/NR 5.10    10/01/17 1,022,060
1,000,000   New York State Mortgage Revenue - Homeowner Mortgage, Series 95.........  Aa1/NR 5.50    10/01/17 1,031,240
1,000,000   Puerto Rico Housing Finance Authority, Capital Fund Program.............  Aa3/AA 5.00    12/01/18 1,050,890
1,000,000   Puerto Rico Housing Finance Authority, Capital Fund Program.............  Aa3/AA 5.00    12/01/19 1,046,440
                                                                                                              ---------
                                                                                                              5,180,500
                                                                                                              ---------
            Industrial Development Bonds--0.6%
  675,000   Hempstead Township-New York Industrial Development Agency (American
              Refinery Fuel Co. Project), MBIA Insured +............................ Aaa/AAA 5.00    12/01/07   676,647
                                                                                                              ---------
            Other--1.8%
1,850,000   New York Liberty Development Corp. Revenue, (Goldman Sachs
              Headquarters).........................................................  Aa3/A+ 5.00    10/01/15 1,973,747
                                                                                                              ---------
            Pre-Refunded/Escrowed Securities--6.4%
1,000,000   New York State Dormitory Authority Lease Revenue, Series A..............   A2/A+ 5.38     5/15/21 1,091,450
  600,000   New York State Dormitory Authority Revenue, New York Public Library,
              Series A, MBIA Insured +, ETM......................................... Aaa/AAA 3.67(a)  7/01/10   543,318
    5,000   New York, New York, Series G............................................   NR/NR 5.00    08/01/14     5,075
  390,000   New York State Environmental Facilities Corp., Series C, ETM............ Aaa/AAA 5.25     6/15/12   398,416
1,000,000   New York State Thruway Authority Service Contract Revenue, Highway &
              Bridge Trust Fund, Series B, MBIA Insured +........................... Aaa/AAA 5.25     4/01/16 1,064,530
  990,000   New York State Urban Development Corp., Personal Income Tax Facility,
              Series A..............................................................   A1/AA 5.38     3/15/17 1,065,745

  750,000   Suffolk County, New York, Series B, FGIC Insured +...................... Aaa/AAA 5.00 10/01/13    782,078
1,000,000   Triborough Bridge & Tunnel Authority, General Purpose, Series Y, ETM.... Aa3/AAA 6.00  1/01/12  1,063,050
1,000,000   Triborough Bridge & Tunnel Authority, NY, ETM........................... Aa2/AAA 5.25  1/01/28  1,110,580
                                                                                                           ----------
                                                                                                            7,124,242
                                                                                                           ----------
            Special Tax--15.9%
2,000,000   Metropolitan Transportation Authority Dedicated Tax Fund, Series A, FGIC
              Insured +............................................................. Aaa/AAA 5.25 11/15/15  2,122,360
1,000,000   Nassau County, New York Interim Finance Authority, MBIA Insured +....... Aaa/AAA 5.00 11/15/16  1,080,530
1,500,000   Nassau County, New York Interim Finance Authority Sales Tax, Series A,
              AMBAC Insured +....................................................... Aaa/AAA 5.00 11/15/17  1,606,020
1,500,000   Nassau County, New York Interim Finance Authority, Series B, AMBAC
              Insured +............................................................. Aaa/AAA 5.00 11/15/16  1,606,020
1,755,000   New York City Transitional Finance Authority, Series A.................. Aaa/AA1 5.50 11/15/17  1,902,157
  500,000   New York City Transitional Finance Authority, Series B, MBIA-IBC
              Insured+.............................................................. Aaa/AAA 4.75 11/15/15    507,980
1,000,000   New York City Transitional Finance Authority, Series C.................. Aa2/AA+ 5.38  2/01/13  1,063,590
1,000,000   New York City Transitional Finance Authority, Series C.................. Aa2/AA+ 5.38  2/15/14  1,068,790
1,000,000   New York State Dormitory Authority Revenue, State Personal Income Tax,
              Series A..............................................................   NR/AA 5.00  3/15/16  1,060,890
2,500,000   New York State Local Goverment Assistance Corp., Series A............... Aa3/AAA 5.00  4/01/18  2,699,799
2,000,000   New York State Local Government Assistance Corp., Series A-1, FSA
              Insured + Aaa/AAA.....................................................         5.00  4/01/13  2,137,740
1,000,000   New York State Local Government Assistance Corp., Series C..............   A1/AA 6.00  4/01/08  1,012,640
                                                                                                           ----------
                                                                                                           17,868,516
                                                                                                           ----------
            State Appropriation--13.7%
  825,000   New York State Dormitory Authority Revenue..............................  NR/AAA 4.00  3/15/11    837,532
1,000,000   New York State Dormitory Authority Revenue..............................  NR/AA- 5.00  7/01/18  1,058,210
1,000,000   New York State Dormitory Authority Revenue..............................  NR/AA- 5.00  7/01/19  1,062,200
2,370,000   New York State Dormitory Authority Revenue, City University
              Construction, Series A, FGIC-TCRS Insured +........................... Aaa/AAA 5.75  7/01/18  2,663,832
1,500,000   New York State Dormitory Authority Revenue, Series B....................  A1/AA- 5.25 11/15/23  1,597,185
  800,000   New York State Dormitory Authority Revenue, State University, MBIA-IBC
              Insured +............................................................. Aaa/AAA 5.00  5/15/15    814,864

  500,000   New York State Dormitory Authority Revenue, State University Educational
              Facilities, Series A, CAPMAC-ITC Insured +............................ Aaa/AAA 5.25     5/15/15    539,675
1,500,000   New York State Dormitory Authority Revenue, State University Educational
              Facilities, Series A, MBIA-IBC Insured +.............................. Aaa/AAA 5.88     5/15/11  1,617,210
1,105,000   New York State Dormitory Authority Revenue, Upstate Community College,
              AMBAC Insured +....................................................... Aaa/AAA 5.00     7/01/14  1,141,830
1,000,000   New York State Thruway Authority, Highway and Bridges, General Purpose,
              Series B, FSA Insured +............................................... Aaa/AAA 4.75     4/01/19  1,034,990
1,000,000   New York State Thruway Authority Revenue, Local Highway and
              Bridges............................................................... A1/AA-  5.50     4/01/14  1,071,540
1,855,000   New York State Urban Development Corp................................... Aaa/AAA 5.50     7/01/16  1,876,351
                                                                                                              ----------
                                                                                                              15,315,419
                                                                                                              ----------
            Transportation--12.9%
1,000,000   Metropolitan Transportation Authority, Series A, FGIC Insured +......... Aaa/AAA 4.50     4/01/18  1,056,070
1,000,000   New York Metropolitan Transportation Authority, Series A................  A2/A   5.00    11/15/17  1,078,280
1,000,000   New York Metropolitan Transportation Authority, Series N, FGIC
              Insured+.............................................................. Aaa/AAA 3.69(a)  7/01/11    872,890
1,000,000   New York State Thruway Authority General Revenue, Series F, AMBAC
              Insured +............................................................. Aaa/AAA 5.00     1/01/19  1,059,140
2,000,000   Port Authority of New York & New Jersey, Series 125, FSA Insured +...... AAA/AAA 5.00    10/15/19  2,110,160
1,000,000   Port Authority of New York & New Jersey, Series 128, FSA Insured +...... Aaa/AAA 5.00    11/01/18  1,059,960
1,000,000   Port Authority of New York & New Jersey, Series 140, FSA Insured +...... Aaa/AAA 5.00    12/01/19  1,066,700
1,000,000   Port Authority of New York & New Jersey, Series 142..................... A1/AA-  5.00     7/15/21  1,049,780
1,000,000   Triborough Bridge & Tunnel Authority.................................... Aa2/AA- 5.25    11/15/15  1,102,250
1,000,000   Triborough Bridge & Tunnel Authority, General Purpose, Series A......... Aa3/AA- 5.25     1/01/16  1,060,490
2,000,000   Triborough Bridge & Tunnel Authority, General Purpose, Series B......... AA2/AA- 5.25    11/15/16  2,143,560
  775,000   Triborough Bridge & Tunnel Authority, General Purpose, Series B......... Aa3/AA- 5.25    11/15/17    828,390
                                                                                                              ----------
                                                                                                              14,487,670
                                                                                                              ----------
            Utilities--14.6%
1,000,000   Long Island Power Authority, New York Electric System Revenue, Series A,
              AMBAC Insured +....................................................... Aaa/AAA 5.50    12/01/10  1,058,940
2,000,000   Long Island Power Authority, New York Electric System Revenue,
              Series B.............................................................. Baa1/A- 5.25     6/01/14  2,174,620
1,000,000   Long Island Power Authority, New York Electric System Revenue, Series E,
              MBIA Insured +........................................................ Aaa/AAA 5.00    12/01/18  1,076,190

  850,000   Long Island Power Authority, New York Electric System Revenue,
              Series F, MBIA Insured +......................................... Aaa/AAA 4.00     5/01/12      865,436
1,500,000   New York State Environmental Facilites Corp., Clean Water Revolving
              Funds, New York City Municipal Water Project, Series D........... Aaa/AAA 5.25     6/15/14    1,639,905
1,000,000   New York State Environmental Facilities Corp., Sub-Series E........ Aa1/AA-  5.38    6/15/15    1,074,030
  150,000   New York State Environmental Facilities Corp., Pollution Control
              Revenue, Series A................................................ Aaa/AAA 7.00     6/15/12      150,413
    5,000   New York State Environmental Facilities Corp., Pollution Control
              Revenue, Series C................................................ Aa2/A+  7.20     3/15/11        5,048
1,000,000   New York State Environmental Facilities Corp., Series B............ Aaa/AAA 5.25     6/15/17    1,068,660
  775,000   New York State Environmental Facilities Corp., Series B............ Aaa/AAA 5.25     6/15/19      823,724
  110,000   New York State Environmental Facilities Corp., Unrefunded Balance,
              Series C......................................................... Aaa/AAA  5.25    6/15/12      112,357
2,500,000   New York State Power Authority, Series A........................... Aa2/AA- 5.00    11/15/17    2,642,125
1,450,000   New York State Power Authority, Series A........................... Aa2/AA- 5.25    11/15/16    1,557,590
1,000,000   New York State Power Authority, Series A, FGIC Insured +........... Aaa/AAA 5.00    11/15/20    1,061,360
1,000,000   Suffolk County, New York, Water Authority, Waterworks Revenue,
              MBIA Insured +................................................... Aaa/AAA 4.00     6/01/14    1,018,860
                                                                                                         ------------
                                                                                                           16,329,258
                                                                                                         ------------
            Total Municipal Bonds
            (Cost $108,340,654)................................................                           110,095,263
                                                                                                         ------------
 NUMBER
OF SHARES
---------
            MONEY MARKET FUND--0.4%
  382,362   BNY Hamilton New York Tax-Exempt
            Money Fund (Hamilton Shares).......................................         3.55(b)
            (Cost $382,362)....................................................                               382,362
                                                                                                         ------------
            Total Investments
            (Cost $108,723,016) (c)--98.7%                                                                110,477,625
            Other assets less liabilities--1.3%                                                             1,479,246
                                                                                                         ------------
            Net Assets--100.0%                                                                           $111,956,871
                                                                                                         ============

AMBAC       American Municipal Bond Assurance Corp.

CAPMAC-ITC  Capital Markets Assurance Corp.--Insured Trust Certificate.

ETM         Escrowed to maturity.

FGIC        Financial Guaranty Insurance Company.

FSA         Federal Security Association.

MBIA        Municipal Bond Investor Assurance.

MBIA-IBC    Municipal Bond Investor Assurance--Insured Bond Certificate

NR          Not Rated.

SONYMA      State of New York Mortgage Authority

+ Insured or guaranteed by the indicated municipal bond insurance corporation.

(a) Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2007.

(b)         Represents annualized 7 day yield at September 30, 2007.

(c) The cost stated also approximates the aggregated cost for Federal income tax purposes. At September 30, 2007, net unrealized appreciation was $1,754,609, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,890,962 and aggregate gross unrealized depreciation of $136,353.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

Schedule of Investments

September 30, 2007 (Unaudited)

                                                                             MOODY'S
PRINCIPAL                                                                      /S&P   INTEREST MATURITY
 AMOUNT                                                                      RATINGS*   RATE     DATE     VALUE
---------                                                                    -------- -------- -------- ----------
             MUNICIPAL BONDS--98.6%
             Education--16.0%
$2,000,000   Colorado University Enterprise System Revenue, Series A, FGIC
               Insured +.................................................... Aaa/AAA    4.75%   6/01/16 $2,077,280
 1,260,000   Connecticut State Health & Educational Facility Authority
               Revenue, Series H, FSA Insured +............................. Aaa/AAA    5.00   11/01/14  1,366,457
 1,000,000   Indiana State Finance Authority Revenue (Collegiate Project)... Aa2/AA     5.00    5/01/15  1,072,530
 1,425,000   Indiana University Student Fee, Series N, MBIA Insured +....... Aaa/AAA    5.00    8/01/11  1,496,435
 2,825,000   Metropolitan Govt. Nashville and Davidson County, Tennessee, H
               & E Facility (Vanderbilt University)......................... Aa2/AA     5.00   10/01/19  2,928,791
 1,410,000   Minnesota State Higher Educational Facilities Authority Revenue
               (Macalester College), Series 6B.............................. Aa3/NR     5.00    3/01/14  1,514,509
   100,000   New Jersey State Education Facility Authority Revenue.......... Aaa/AAA    5.25    7/01/13    106,876
   900,000   New Jersey State Education Facility Authority Revenue.......... Aaa/AAA    5.25    7/01/13    957,294
 2,000,000   New York State Dormitory Authority Revenue (Columbia
               University), Series A........................................ Aaa/AAA    5.25    7/01/21  2,140,440
 2,000,000   Private Colleges & Universities Authority, Georgia Revenues,
               Emory University, Series A................................... Aa2/AA     5.00    9/01/18  2,134,640
    90,000   Socorro, Texas, Independent School District, PSF-PTD Insured
               +............................................................ NR/AAA     5.38    8/15/19     95,065
 1,000,000   Southwest Higher Education Authority Revenue, (Southern
               Methodist University Project), AMBAC Insured +............... Aaa/AAA    5.50   10/01/14  1,086,840
 1,000,000   Swarthmore Borough Authority, Pennsylvania (Swarthmore
               College)..................................................... Aa1/AA+    5.00    9/15/08  1,014,650
 1,000,000   Swarthmore Borough Authority, Pennsylvania (Swarthmore
               College)..................................................... Aa1/AA+    5.25    9/15/09  1,033,690
   280,000   Texas A & M University Revenue.................................  NR/NR     5.00    5/15/08    280,316
 1,450,000   Texas A & M University Revenue, Series A....................... Aa1/AA+    5.38    5/15/11  1,538,320
   810,000   Texas A & M University Revenue, Series A....................... Aa1/AA+    5.38    5/15/15    856,786
 2,000,000   Texas Technical University Revenue, Series 9, AMBAC Insured
               +............................................................ Aaa/AAA    5.00    2/15/12  2,111,621
 2,405,000   University of Maryland Systems, Auxiliary Facilities & Tuition
               Revenue, Series A............................................ Aa3/AA+    5.00    4/01/17  2,543,552
 2,000,000   University of Missouri, Series A............................... AA2/AA     5.00   11/01/12  2,133,940

2,000,000   University of Nebraska, Lincoln Student Fees & Facilities, Series B..... Aa2/AA-  5.00     7/01/28  2,057,480
1,000,000   University of North Carolina, Series A.................................. Aa1/AA+  5.00    12/01/12  1,067,950
1,665,000   University of Virginia, Series B........................................ Aaa/AAA  5.00     6/01/18  1,748,183
                                                                                                               ----------
                                                                                                               33,363,645
                                                                                                               ----------
            General Obligations--32.6%
1,800,000   Anchorage, Alaska, Series A, MBIA Insured +............................. Aaa/AAA  5.50     6/01/20  1,947,456
3,000,000   Austin, Texas........................................................... Aa2/AA+  5.00     9/01/17  3,157,470
1,000,000   Bushland, Texas, Independent School District, PSF-GTD Insured +......... NR/AAA   5.00     2/15/28  1,025,050
5,000,000   California State Economic Recovery, Series A............................ Aa3/AA-  5.00     7/01/15  5,383,700
2,800,000   Charlotte, North Carolina, Series C..................................... Aaa/AAA  5.00     4/01/13  3,001,516
5,000,000   Chicago, Illinois, Series A, FSA Insured +.............................. Aaa/AAA  5.00     1/01/14  5,362,800
1,110,000   Chicago, Illinois, Series I, AMBAC Insured+............................. Aaa/AAA  5.00    12/01/17  1,199,088
7,400,000   City of New York, XLCA Insured +........................................ Aaa/AAA  5.00     9/01/22  7,764,820
1,475,000   Clark County, Nevada, FSA Insured +..................................... Aaa/AAA  4.50     6/01/18  1,521,551
2,000,000   Connecticut State 5.5% 11/15/2013....................................... Aaa/AAA  5.50    11/15/13  2,174,520
2,000,000   Durham County, North Carolina, Series B................................. Aaa/AAA  5.00     4/01/15  2,109,600
1,000,000   Garden State Preservation Trust, Series C, FSA Insured +................ Aaa/AAA  5.13    11/01/16  1,099,570
3,000,000   Houston, Texas, Independent School District PSF-GTD Insured +........... Aaa/AAA  5.00     2/15/19  3,164,460
3,000,000   Illinois State FIRST Series............................................. Aa3/AA   5.25    10/01/15  3,212,220
1,505,000   Katy, Texas, Independent School District, Series B, PSF-GTD Insured +... Aaa/AAA 4.23 (a)  2/15/16  1,060,137
1,575,000   Klein, Texas, Independent School District, PSF-GTD Insured +............ Aaa/AAA  5.00     8/01/19  1,647,860
1,975,000   Mansfield ,Texas Independent School District 5.5% 2/15/2017.............  AaaAA   5.50     2/15/17  2,126,562
3,785,000   Massachusetts State, Series D, MBIA Insured +........................... Aaa/AA   5.50    10/01/20  4,298,738
1,300,000   Ohio State Revenue, AMBAC Insured +..................................... Aaa/AAA  5.00    10/01/11  1,370,837
3,000,000   Plano, Texas, Independent School District, PSF-GTD Insured +............ Aaa/AAA  5.00     2/15/18  3,169,950
3,260,000   Royse City Independent School District, Texas , PSF-GTD Insured +....... NR/AAA   4.00(a)  8/15/14  2,489,107
5,000,000   Washington State, Series C, AMBAC Insured+.............................. Aaa/AAA  5.00     1/01/17  5,407,550
4,355,000   Will County Community School District No 161 Summit Hill, Illinois, FGIC
              Insured +............................................................. Aaa/NR   5.00     1/01/23  4,532,031
                                                                                                               ----------
                                                                                                               68,226,592
                                                                                                               ----------
            Housing--11.4%
1,740,000   California Statewide Community Development Authority Revenue............ Aaa/AAA  5.25     7/01/15  1,883,306
1,210,000   Colorado Housing & Finance Authority Single Family Mortgage Class I-A-
              4..................................................................... Aaa/AAA  4.90    11/01/11  1,250,414
1,145,000   Illinois Housing Development Authority, GNMA Insured +.................. NR/AAA   4.13     0/20/16  1,145,653
3,000,000   Kentucky Housing Revenue Corp., Series B................................  AaaAA   4.80     7/01/20  2,984,220

  715,000   Maine State Housing Authority, Housing Mortgage Finance Program,
            Series C............................................................. Aa1/AA+ 5.30 11/15/23    733,754
3,000,000   Maine State Housing Authority, Series D-2............................ Aa1/AA+ 4.75 11/15/21  2,969,401
2,970,000   Mississippi Home Corp., Single Family Mortgage Revenue, Series B-2
              GNMA/FNMA/FHLMC Insured +.......................................... Aaa/NR  4.38 12/01/18  2,898,007
  905,000   Missouri State Housing Development Single Family Mortgage Revenue
              (Homeown Loan Program), Series A, GNMA/FNMA Insured +.............. NR/AAA  5.05  9/01/24    908,683
1,165,000   Nebraska Housing Finance Authority Single Family, Series D, GNMA/
              FNMA/FHLMC Insured+................................................ NR/AAA  5.25  9/01/22  1,181,461
1,720,000   Nebraska Investment Finance Authority, Single Family, Series A, GNMA/
              FNMA/FHLMC Insured +............................................... NR/AAA  4.70  9/01/21  1,694,046
1,500,000   New York State Mortgage Agency, Series 101........................... Aa1/NR  5.00 10/01/18  1,517,355
1,000,000   Pennsylvania Housing Finance Agency Single Family Mortgage, Series
              73B................................................................ Aa2/AA+ 5.00  4/01/16  1,029,410
1,000,000   Puerto Rico Housing Finance Authority................................ Aa3/AA  5.00 12/01/11  1,052,580
1,925,000   Texas State Department of Housing and Community Affairs, Series A,
              GNMA/FNMA/MBIA Insured +........................................... Aaa/AAA 5.45  9/01/23  1,962,518
  715,000   Vermont Housing Finance Agency, Series 16A, FSA Insured +............ Aaa/AAA 4.85  5/01/11    717,124
                                                                                                        ----------
                                                                                                        23,927,932
                                                                                                        ----------
            Other--6.7%
2,500,000   Dutchess County Industrial Development Agency, IBM Project, New
              York...............................................................  A1/A+  5.45 12/01/29  2,589,575
5,000,000   Florida Hurricane Catastrophe Fund................................... Aa3/AA  5.00  7/01/11  5,231,200
2,010,000   Fulton County Georgia Development Authority Revenue, Spellman
              Collateral......................................................... Aa3/NR  5.00  6/01/24  2,099,244
1,000,000   Liberty, New York, Development Corp. Revenue, (Goldman Sachs
              Headquarters)...................................................... Aa3/A+  5.00 10/01/15  1,066,890
1,000,000   New York State Dormitory Authority Lease Revenue Court Facilities,
              Westchester County, AMBAC Insured+................................. Aa1/AA+ 5.25  8/01/13  1,032,770
1,000,000   North Carolina Infrastructure Finance Corp., Series A................ Aa2/AA+ 5.00  2/01/22  1,041,700
1,000,000   North Carolina Infrastructure Finance Corp., Series A................ Aa1/AA+ 5.00  2/01/23  1,039,150
                                                                                                        ----------
                                                                                                        14,100,529
                                                                                                        ----------
            Pre-Refunded/Escrowed Securities--12.1%
1,135,000   Lower Colorado River Authority, Texas Revenue, FSA Insured+, ETM..... Aaa/AAA 5.00  1/01/15  1,226,606
  115,000   Monroe County, New York, AMBAC Insured +............................. Aaa/AAA 6.00  6/01/11    115,473
   10,000   New Jersey State Turnpike Authority Revenue, ETM..................... Aaa/AAA 5.88  1/01/08     10,020

2,950,000   New York, New York City Transitional Finance Authority Revenue (Future
              Tax), Series A........................................................  NR/NR   5.38    11/15/21  3,199,658
1,050,000   New York, New York City Transitional Finance Authority Revenue..........  NR/NR   5.38    11/15/21  1,118,828
8,550,000   North Carolina Eastern Municipal Power Agency System Revenue, Series
              A, ETM................................................................ Aaa/BBB  5.00     1/01/17  9,175,859
4,055,000   North Carolina Municipal Power Agency No. 1, Catawaba Electric
              Revenue, ETM.......................................................... Baa1/AAA 5.50     1/01/13  4,346,960
1,000,000   Omaha, Nebraska, Series A, ETM.......................................... Aaa/AAA  6.50    12/01/16  1,205,890
3,000,000   Portland, Oregon Sewer System Revenue, Series A, FGIC Insured+.......... Aaa/AAA  5.75     8/01/18  3,177,570
1,560,000   Socorro, Texas, Independent School District, PSF-GTD Insured +..........  NR/AAA  5.38     8/15/19  1,661,135
                                                                                                               ----------
                                                                                                               25,237,999
                                                                                                               ----------
            Special Tax--1.4%
  100,000   New York State Local Government Assistance Corp., Series A, VRDN........  Aa1/AA  3.82     4/01/22    100,000
2,595,000   New York State Local Government Assistance Corp., Series C..............  A1/AA   6.00     4/01/12  2,757,836
                                                                                                               ----------
                                                                                                                2,857,836
                                                                                                               ----------
            State Appropriation--3.3%
2,000,000   Metropolitan Transportation Authority, Series A, FGIC Insured+.......... Aaa/AAA  5.25     4/01/13  2,036,620
1,000,000   New York Metropolitan Transporation Authority, Series N, FGIC
              Insured+.............................................................. Aaa/AAA  0.00(a)  7/01/11    872,890
3,800,000   New York State Dormitory Authority Revenue, Series B....................  A1/AA-  5.25    11/15/23  4,046,202
                                                                                                               ----------
                                                                                                                6,955,712
                                                                                                               ----------
            Transportation--7.7%
2,270,000   Metropolitan Washington Airports Authority Series A FDIC Insured+....... Aaa/AAA  5.75    10/01/14  2,448,150
2,470,000   Metropolitan Washington Airports Authority, General Airport Revenue,
              Series B, MBIA Insured +.............................................. Aaa/AAA  5.25    10/01/12  2,529,131
2,100,000   New Hampshire State Turnpike System Revenue, FSA Insured+............... Aaa/AAA  5.25    10/01/17  2,242,800
3,340,000   New Jersey State Transportation Trust Fund Authority Revenue............ Aaa/AAA  5.50     6/15/22  3,657,701
1,000,000   New Jersey State Turnpike Authority
            Revenue, Series A, FGIC Insured+........................................ Aaa/AAA  5.00     1/01/19  1,054,080
4,000,000   New Jersey State Turnpike Authority Revenue, Series A,
            MBIA Insured +.......................................................... Aaa/AAA  5.50     1/01/25  4,171,160
                                                                                                               ----------
                                                                                                               16,103,022
                                                                                                               ----------
            Utilities--7.4%
1,000,000   Energy Northwest Washington Electrical Revenue, Project No. 1, Series A,
              FSA Insured +......................................................... Aaa/AAA  5.50     7/01/13  1,073,750

4,000,000   Long Island Power Authority, New York, Electric System Revenue,
            Series B............................................................ Baa1/A- 5.25    12/01/12    4,303,000
2,000,000   Michigan Municipal Bond Authority Revenue, Clean Water Revolving
              Fund.............................................................. Aaa/AAA 5.25    10/01/18    2,106,120
  140,000   Nebraska Public Power District Revenue, Series A, MBIA Insured+..... Aaa/AAA 5.25     1/01/14      141,970
2,000,000   New York State Environmental Facilities Corp., Clean Water Revolving
              Funds, New York City Municipal Water Project, Series D............ Aaa/AAA 5.00     6/15/21    2,090,280
2,000,000   New York State Power Authority, Series A............................ Aa2/AA- 5.00    11/15/19    2,107,980
2,070,000   Omaha, Nebraska, Public Power District, Series A....................  NR/AA  7.63     2/01/12    2,249,076
1,320,000   Rhode Island Clean Water Protection Finance Agency, Series A........ Aaa/AAA 5.00    10/01/11    1,374,529
                                                                                                          ------------
                                                                                                            15,446,705
                                                                                                          ------------
            Total Municipal Bonds
            (Cost $204,374,897).................................................                           206,219,972
                                                                                                          ------------
            TAX-EXEMPT MONEY MARKET FUND--0.3%
  667,921   BNY Hamilton New York Tax-Exempt
            Money Fund (Hamilton Shares)........................................         3.55(b)
            (Cost $667,921).....................................................                          $    667,921
                                                                                                          ------------
            Total Investments
            (Cost $205,042,818) (b)--98.9%......................................                           206,887,893
            Other assets less liabilities--1.1%.................................                             2,254,704
                                                                                                          ------------
            Net Assets--100.0%..................................................                          $209,142,597
                                                                                                          ============

AMBAC    American Municipal Bond Assurance Corp.

ETM      Escrowed to maturity.

FGIC     Financial Guaranty Insurance Company.

FHLMC    Federal Home Loan Mortgage Corp.

FNMA     Federal National Mortgage Association.

FSA      Financial Security Assurance.

GNMA     Government National Mortgage Association.

MBIA     Municipal Bond Investors Assurance.

NR       Not Rated.

PSF-GRD  Permanent School Fund Guarantee.

VRDN     Variable Rate Demand Note.

*        Unaudited.

+ Insured or guaranteed by the indicated municipal bond insurance corporation.

(a) Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2007.

(b)      Represents annualized 7 day yield at September 30, 2007.

(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30,2007. net unrealized appreciation was $1,845,075, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,388,974 and aggregate gross unrealized depreciation of $543,899.

See previously submitted Notes to Financial Statements in the semi-annual report dated September 30, 2007.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

Diversification by State

September 30, 2007 (Unaudited)

                                                                      % OF
                                                                     TOTAL
                                                         VALUE     NET ASSETS
                                                      ------------ ----------
Alaska............................................... $  1,947,456     0.9%
California...........................................    7,267,006     3.5
Colorado.............................................    3,327,694     1.6
Connecticut..........................................    3,540,977     1.7
District of Columbia.................................    4,977,281     2.4
Florida..............................................    5,231,200     2.5
Georgia..............................................    4,233,884     2.0
Illinois.............................................   15,451,792     7.4
Indiana..............................................    2,568,965     1.2
Kentucky.............................................    2,984,220     1.4
Maine................................................    3,703,155     1.8
Maryland.............................................    2,543,552     1.2
Massachusetts........................................    4,298,738     2.1
Michigan.............................................    2,106,120     1.0
Minnesota............................................    1,514,509     0.7
Mississippi..........................................    2,898,007     1.4
Missouri.............................................    3,042,623     1.4
Nebraska.............................................    8,529,923     4.1
Nevada...............................................    1,521,551     0.7
New Hampshire........................................    2,242,800     1.1
New Jersey...........................................   11,056,701     5.3
New York.............................................   39,194,577    18.7
North Carolina.......................................   21,782,735    10.4
Ohio.................................................    1,704,797     0.9
Oregon...............................................    3,177,570     1.5
Pennsylvania.........................................    3,077,750     1.5
Puerto Rico..........................................    1,052,580     0.5
Rhode Island.........................................    1,374,529     0.7
Tennessee............................................    2,928,791     1.4
Texas................................................   28,659,803    13.7
Vermont..............................................      717,124     0.3
Virginia.............................................    1,748,183     0.8
Washington...........................................    6,481,300     3.1
                                                      ------------   -----
Total value of investments...........................  206,887,893    98.9
Other assets less liabilities........................    2,254,704     1.1
                                                      ------------   -----
Net Assets........................................... $209,142,597   100.0%
                                                      ------------   -----

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON MUNICIPAL ENHANCED YIELD FUND

Schedule of Investments

September 30, 2007 (Unaudited)

                                                                           MOODY'S
PRINCIPAL                                                                   /S&P    INTEREST MATURITY
 AMOUNT                                                                   RATINGS *   RATE     DATE    VALUE
---------                                                                 --------- -------- -------- --------
          MUNICIPAL BONDS--98.3%
          Alabama--4.4%
$400,000  Montgomery Medical Clinic Board................................ Baa2/BBB-   5.25%   3/01/36 $382,371
                                                                                                      --------
          Alaska--0.2%
  15,000  Alaska Housing Finance Corp., Series A-2.......................   Aaa/AAA   5.75    6/01/24   15,266
                                                                                                      --------
          California--4.3%
 200,000  Golden State Tobacco Securitization Corp., California Tobacco
            Settlement Revenue, Series A-1...............................  Baa3/BBB   5.75    6/01/47  190,420
 200,000  Poway Unified School District, Community Facilities District
            14-A.........................................................     NR/NR   5.25    9/01/36  187,576
                                                                                                      --------
                                                                                                       377,996
                                                                                                      --------
          Connecticut--0.7%
  65,000  Eastern Connecticut Resource Recovery Authority, Solid Waste
            Revenue (Waste Management), Series A.........................    NR/BBB   5.50    1/01/20   65,029
                                                                                                      --------
          Florida--9.3%
 350,000  Highlands County Health Facilities Authority, Series G.........     A1/A+   5.13   11/15/32  353,664
 200,000  Miami, Health Facilities Authority, Health System Revenue Bonds
            (Health Catholic East), Series B.............................      A1/A   5.25   11/15/28  203,868
 150,000  Seminole Tribe Florida Special Revenue Obligation, Series
            A-144a.......................................................   Ba1/BBB   5.50   10/01/24  153,006
 100,000  Seminole Tribe Florida Special Revenue Obligation, Series
            A-144a.......................................................   Ba1/BBB   5.25   10/01/27   99,754
                                                                                                      --------
                                                                                                       810,292
                                                                                                      --------
          Georgia--0.4%
  25,000  Georgia State Housing & Finance Revenue Authority, (Single
            Family), Series D-2..........................................   Aa2/AAA   5.10   12/01/20   25,577
  10,000  Richmond County, Georgia, Development Authority Solid Waste
            Disposal International Paper Company Project.................  Baa3/BBB   5.80   12/01/20   10,133
                                                                                                      --------
                                                                                                        35,710
                                                                                                      --------

        Idaho--0.1%
 10,000 Idaho Housing & Financing Association, Series G-2......    Aaa/NR 5.35  7/01/18  10,116
                                                                                        -------
        Illinois--4.4%
300,000 Illinois Financial Revenue Authority (Chicago Charter
          School Project)......................................    NR/BBB 5.00 12/01/36 279,951
100,000 Illinois Housing Development Authority.................    Aa2/AA 5.60  8/01/32 101,717
                                                                                        -------
                                                                                        381,668
                                                                                        -------
        Iowa--2.3%
200,000 Iowa Higher Education Loan Authority
        (Wartburg College).....................................     NR/NR 5.25 10/01/30 196,332
                                                                                        -------
        Kansas--2.7%
125,000 Sedgwick & Shawnee Counties, Kansas, Single Family
          Revenue, Series A-1, GNMA/FNMA Insured +.............    Aaa/NR 5.75 12/01/37 135,052
 95,000 Sedgwick & Shawnee Counties, Kansas, Single Family
          Revenue, Series A-2, GNMA/FNMA Insured +.............    Aaa/NR 5.75 12/01/37 102,677
                                                                                        -------
                                                                                        237,729
                                                                                        -------
        Louisiana--3.6%
 15,000 East Baton Rouge Mortgage Finance Authority, Series A,
          GNMA/FNMA Insured +..................................    Aaa/NR 5.70 10/01/33  15,110
300,000 Saint John Baptist Parish, Louisiana Revenue, Marathon
          Oil Corp., Series A.................................. Baa1/BBB+ 5.13  6/01/37 298,571
                                                                                        -------
                                                                                        313,681
                                                                                        -------
        Massachusetts--8.8%
250,000 Massachusetts Health & Educational Facilities
          Authority (UMass Memorial)...........................  Baa2/BBB 5.00  7/01/33 241,208
250,000 Massachusetts State Finance Development Agency
          (Wheelock College), Series C.........................    NR/BBB 5.25 10/01/37 248,875
300,000 Massachusetts State Health & Educational Facilities
          Revenue Authority, (Milford Medical), Series E....... Baa3/BBB- 5.00  7/15/32 275,628
                                                                                        -------
                                                                                        765,711
                                                                                        -------
        Mississippi--6.5%
250,000 Lowndes County - Solid Waste Disposal (Weyerhaueser)...      A2/A 6.80  4/01/22 289,008
300,000 Mississippi Business Finance Commission................ Baa2/BBB+ 4.55 12/01/28 279,465
                                                                                        -------
                                                                                        568,473
                                                                                        -------
        Missouri--1.7%
130,000 Missouri Higher Education Loan Authority, Series B.....   Aaa/AAA 5.10  1/15/22 131,490

 15,000 Missouri Housing Development Community, (Homeowner Loan Project),
          Series C-1.............................................................    NR/AAA 5.15  9/01/21  15,060
                                                                                                          -------
                                                                                                          146,550
                                                                                                          -------
        Nebraska--1.2%
 60,000 Nebraska Investment Finance Authority Single Family Housing Authority
          Revenue, Series D......................................................    NR/AAA 5.25  9/01/21  60,302
 25,000 Nebraska Investment Finance Authority, Series A, GNMA/FNMA Insured +.....    NR/AAA 5.15  3/01/29  25,061
 20,000 Nebraska Investment Finance Authority, (Single Family Housing), Series A,
          GNMA Insured +.........................................................    NR/AAA 5.65  9/01/29  20,158
                                                                                                          -------
                                                                                                          105,521
                                                                                                          -------
        Nevada--2.1%
200,000 Henderson Local Improvement District No. T-18............................     NR/NR 5.30  9/01/35 179,890
                                                                                                          -------
        New Hampshire--2.2%
200,000 New Hampshire Health & Educational Facilities Authority.................. Baa1/BBB+ 5.00  7/01/36 189,766
                                                                                                          -------
        New Jersey--0.2%
 15,000 New Jersey Housing & Mortgage Finance Authority, MBIA Insured +..........   Aaa/AAA 5.85  4/01/29  15,233
                                                                                                          -------
        New Mexico--0.1%
 10,000 New Mexico Mortgage Finance Authority, (Single Family Mortgage), Series
          B-3, GNMA/FNMA/FHLMC Insured +.........................................    NR/AAA 5.15  9/01/28  10,247
                                                                                                          -------
        New York--2.7%
250,000 Seneca Nation Indians Capital Improvements Authority, Series 144a........     NR/BB 5.00 12/01/23 238,533
                                                                                                          -------
        North Carolina--0.5%
 20,000 Charlotte Mecklenburg Hospital Authority (North Carolina Health Care
          System), Series A......................................................   Aa3/AA- 5.00  1/15/31  20,145
 20,000 North Carolina Housing Finance Agency, Series VV.........................    Aa2/AA 5.25  3/01/17  20,615
                                                                                                          -------
                                                                                                           40,760
                                                                                                          -------
        North Dakota--2.8%
250,000 Ward County, North Dakota................................................   NR/BBB+ 5.13  7/01/29 246,273
                                                                                                          -------
        Oklahoma--0.7%
 25,000 Oklahoma Housing Finance Agency, Series A-2, GNMA Insured +..............    Aaa/NR 5.35  3/01/27  25,553
 35,000 Oklahoma State Student Loan Authority, Series A1, MBIA Insured +.........   Aaa/AAA 5.30 12/01/32  35,732
                                                                                                          -------
                                                                                                           61,285
                                                                                                          -------

        Oregon--0.3%
 25,000 Oregon State Housing and Community Services Department, (Single Family
          Mortgage), Series H......................................................    Aa2/NR 5.65  7/01/28  25,256
                                                                                                            -------
        Pennsylvania--6.2%
150,000 Monroe County, Pennsylvannia Hospital Revenue Authority, Pocono Medical
          Center...................................................................   NR/BBB+ 5.13  1/01/37 145,025
400,000 Pennsylvania State Higher Education Revenue Facilities (Philadelphia
          University)..............................................................  Baa2/BBB 5.00  6/01/30 395,159
                                                                                                            -------
                                                                                                            540,184
                                                                                                            -------
        Puerto Rico--2.2%
200,000 Puerto Rico Industrial Tourist Educational Medical & Environmental Control
          Facilities Financing Authority (Ana Mendez University)...................   NR/BBB- 5.00  3/01/36 193,510
                                                                                                            -------
        Rhode Island--0.2%.........................................................
 15,000 Rhode Island Housing and Mortgage Finance Corp., Series B-1B, FSA Insured
          +........................................................................   Aaa/AAA 5.15 10/01/22  15,120
                                                                                                            -------
        South Carolina--2.1%
170,000 Tobacco Settlement Revenue Management Authority, Series B..................  Baa3/BBB 6.38  5/15/30 178,471
                                                                                                            -------
        Tennessee--6.2%
200,000 Johnson City Health & Educational Facilities (Mountain States)............. Baa2/BBB+ 5.50  7/01/36 202,336
250,000 Sullivan County Health Educational & Housing Facilities Board..............   NR/BBB+ 5.25  9/01/36 245,608
 35,000 Tennessee Housing Development Agency (Home Ownership Program)..............    Aa2/AA 5.00  7/01/17  35,205
 20,000 Tennessee Housing Development Agency (Home Ownership Program), Series
          1a.......................................................................    Aa2/AA 5.10  1/01/33  19,998
 35,000 Tennessee Housing Development Agency (Home Ownership Program), Series
          3a.......................................................................    Aa2/AA 5.20  7/01/22  35,366
                                                                                                            -------
                                                                                                            538,513
                                                                                                            -------
        Texas--9.0%
225,000 Gulf Coast Waste Disposal Authority (International Paper), Series A........  Baa3/BBB 6.10  8/01/24 232,871
200,000 Gulf Coast Waste Disposal Authority (Waster Management), Series A..........    NR/BBB 5.20  5/01/28 192,816
350,000 Texas Municipal Gas Acquisition and Supply Corp., Series A.................   Aa3/AA- 5.25 12/15/23 360,401
                                                                                                            -------
                                                                                                            786,088
                                                                                                            -------
        Utah--0.2%
 15,000 Utah Housing Corp., (Single Family Mortgage Revenue), Series C-2, Class II,
          FHA Insured +............................................................    Aa2/AA 5.25  7/01/23  15,362
                                                                                                            -------

        Vermont--3.1%
300,000 Vermont Educational and Health Buildings Revenue Agency, (Fletcher Allen
          Hospital), Series A.................................................... Baa1/BBB    4.75 12/01/36    271,905
                                                                                                            ----------
        Virginia--3.7%
300,000 Albemarle County Virginia, Industrial Development Authority, (Martha
          Jefferson Hospital)....................................................    A2/NR    5.25 10/01/35    303,683
 20,000 Virgina State Housing Development Authority, Series B, MBIA Insured +....  Aaa/AAA    5.60  3/01/25     20,385
                                                                                                            ----------
                                                                                                               324,068
                                                                                                            ----------
        Washington--0.9%
 40,000 Tobacco Settlement Authority of Washington Authority..................... Baa3/BBB    6.63  6/01/32     41,436
 35,000 Washington State Housing Finance Commission, Series 1A, GNMA/FNMA
          Insured +..............................................................   Aaa/NR    5.25 12/01/18     35,518
                                                                                                            ----------
                                                                                                                76,954
                                                                                                            ----------
        Wisconsin--2.3%
200,000 Wisconsin Health & Educational Facilities Authority (Marsh Field Clinic),
          Series A...............................................................  NR/BBB+    5.38  2/15/34    200,388
                                                                                                            ----------
        Total Municipal Bonds
        (Cost $8,856,355)........................................................                            8,560,251
                                                                                                            ----------
NUMBER
  OF
SHARES
------
        TAX-EXEMPT MONEY MARKET FUND--0.3%
 28,619 BNY Hamilton New York Tax-Exempt Money Fund (Hamilton Shares)............     3.55(a)
        (Cost $28,619)...........................................................                               28,619
                                                                                                            ----------
        Total Investments
        (Cost $8,884,974) (b) 98.6%..............................................                            8,588,870
        Other assets less liabilities--1.4%......................................                              118,087
                                                                                                            ----------
        Net Assets--100.0%.......................................................                           $8,706,957
                                                                                                            ==========

FHA       Federal Housing Administration.

FHLMC     Federal Home Loan Mortgage Corp.

FNMA      Federal National Mortgage Association.

FSA       Financial Security Assurance.

GNMA      Government National Mortgage Association.

MBIA      Municipal Bond Investor Assurance.

NR        Not Rated.

*         Unaudited.

+         Insured or guaranteed by the indicated municipal bond insurance corporation.

(a)       Represents annualized 7 day yield at September 30, 2007.

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized depreciation was $296,103 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $8,091 and aggregate gross unrealized depreciation of $304,194.

See previously submitted notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON U.S. BOND MARKET INDEX FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                          -----------
            UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--37.1%
            Federal Home Loan Mortgage Corp.--3.1%
 $1,200,000 5.75%, 4/15/08......................................... $ 1,205,574
    625,000 5.13%, 7/15/12 (a).....................................     638,815
    825,000 5.00%, 2/16/17.........................................     825,939
    350,000 6.25%, 7/15/32 (a).....................................     397,653
                                                                    -----------
                                                                      3,067,981
                                                                    -----------
            Federal National Mortgage Association--6.7%
  2,375,000 3.25%, 2/15/09 (a).....................................   2,336,462
    100,000 7.25%, 1/15/10.........................................     106,101
  1,025,000 3.88%, 2/15/10 (a).....................................   1,013,172
    450,000 6.00%, 5/15/11 (a).....................................     472,486
  1,525,000 4.38%, 3/15/13 (a).....................................   1,502,741
    650,000 5.13%, 1/02/14 (a).....................................     656,311
    200,000 5.00%, 4/15/15 (a).....................................     201,883
    300,000 6.25%, 5/15/29 (a).....................................     336,815
                                                                    -----------
                                                                      6,625,971
                                                                    -----------
            Tennessee Valley Authority--0.2%
    165,000 6.15%, 1/15/38.........................................     184,723
                                                                    -----------
            United States Treasury Bonds--5.7%
  2,125,000 4.63%, 2/15/17 (a).....................................   2,134,794
    600,000 4.75%, 8/15/17.........................................     608,063
    275,000 7.88%, 2/15/21.........................................     356,770
    900,000 7.63%, 2/15/25 (a).....................................   1,185,539
    875,000 5.38%, 2/15/31 (a).....................................     936,660
    450,000 4.50%, 2/15/36 (a).....................................     426,621
                                                                    -----------
                                                                      5,648,447
                                                                    -----------
            United States Treasury Notes--21.4%
  4,750,000 5.63%, 5/15/08 (a).....................................   4,792,304
  3,325,000 4.75%, 11/15/08 (a)....................................   3,352,534
    375,000 6.00%, 8/15/09 (a).....................................     388,682
  5,325,000 5.75%, 8/15/10 (a).....................................   5,571,697
  2,300,000 5.00%, 8/15/11 (a).....................................   2,376,367
    350,000 4.00%, 2/15/15 (a).....................................     340,512
  1,450,000 4.25%, 8/15/15 (a).....................................   1,428,930
    675,000 4.50%, 2/15/16 (a).....................................     675,105
  2,175,000 5.13%, 5/15/16 (a).....................................   2,266,248
                                                                    -----------
                                                                     21,192,379
                                                                    -----------
            Total United States Government Agencies & Obligations
            (Cost $36,333,565).....................................  36,719,501
                                                                    -----------

          MORTGAGE-BACKED SECURITIES--34.9%
          Federal Home Loan Mortgage Corp.--21.5%
       28 Gold Pool #E00162
          7.00%, 10/01/07............................................        28
    1,735 Gold Pool #E20195
          7.50%, 9/01/10.............................................     1,777
      209 Gold Pool #G10573
          7.50%, 9/01/11.............................................       215
    4,702 Gold Pool #E65603
          7.00%, 10/01/11............................................     4,841
    8,439 Gold Pool #G10764
          6.50%, 12/01/12............................................     8,663
   19,736 Gold Pool #E68391
          7.00%, 12/01/12............................................    20,409
   13,510 Gold Pool #C90017
          6.50%, 4/01/13.............................................    13,883
   69,964 Gold Pool #E00635
          6.50%, 3/01/14.............................................    71,846
   34,810 Gold Pool #E00720
          6.00%, 7/01/14.............................................    35,312
    3,916 Pool #275438
          7.50%, 8/01/16.............................................     4,072
   20,634 Pool #170215
          8.00%, 2/01/17.............................................    21,641
   14,571 Gold Pool #C90188
          7.00%, 10/01/17............................................    15,178
    2,364 Pool #555217
          8.50%, 10/01/18............................................     2,509
        1 Gold Pool # B11591
          5.00%, 1/01/19.............................................         1
   56,824 Gold Pool #D93193
          6.50%, 3/01/19.............................................    58,457
1,040,002 Gold Pool #G12088
          4.50%, 5/01/19............................................. 1,003,705
   55,218 Gold Pool #B15080
          3.50%, 6/01/19.............................................    50,966
1,200,550 Gold Pool #G12089
          5.00%, 11/01/19............................................ 1,180,141
  463,866 Gold Pool #B19238
          4.50%, 5/01/20.............................................   446,569
    7,459 Gold Pool #C90349
          8.00%, 7/01/20.............................................     7,908
  204,353 Gold Pool #G12091
          5.50%, 10/01/20............................................   203,829
  607,470 Gold Pool #G12394
          5.00%, 5/01/21.............................................   595,617
1,244,235 Gold Pool #G18171
          5.00%, 3/01/22............................................. 1,219,572
  375,735 Gold Pool #C90562
          6.00%, 7/01/22.............................................   379,411
   41,845 Gold Pool #D51845
          5.50%, 4/01/24.............................................    41,401
    3,397 Gold Pool #C80166
          7.50%, 4/01/24.............................................     3,565
   33,889 Gold Pool #D54110
          7.50%, 6/01/24.............................................    35,559
   20,619 Gold Pool #G00331
          7.00%, 12/01/24............................................    21,425
   11,798 Gold Pool #C00453
          6.50%, 4/01/26.............................................    12,095
    5,828 Gold Pool #D76456
          7.50%, 12/01/26............................................     6,116

    3,994 Gold Pool #G00752
          7.50%, 8/01/27.............................................     4,191
   74,552 Gold Pool #C20273
          6.00%, 6/01/28.............................................    75,144
    4,394 Gold Pool #C00664
          7.50%, 9/01/28.............................................     4,608
   11,569 Gold Pool #C00658
          6.50%, 10/01/28............................................    11,881
   27,358 Gold Pool #C19286
          6.00%, 12/01/28............................................    27,586
    6,268 Gold Pool #C20338
          6.00%, 1/01/29.............................................     6,320
  154,011 Gold Pool #G01169
          5.50%, 1/01/30.............................................   151,655
   13,561 Gold Pool #C01024
          7.50%, 7/01/30.............................................    14,186
   42,226 Gold Pool #C61574
          5.50%, 12/01/31............................................    41,488
   83,107 Gold Pool #C62800
          6.00%, 1/01/32.............................................    83,682
  762,897 Gold Pool #C69955
          6.50%, 8/01/32.............................................   781,062
  294,488 Gold Pool #C70842
          6.00%, 9/01/32.............................................   296,145
  113,094 Pool # 789922
          5.48%, 10/01/32 ARM........................................   114,773
  281,090 Gold Pool #C76042
          6.00%, 1/01/33.............................................   282,671
   52,231 Pool #1B0809
          4.75%, 4/01/33 ARM.........................................    51,839
  223,374 Gold Pool #G01564
          6.00%, 4/01/33.............................................   224,919
  276,513 Pool #857154
          4.79%, 5/01/33 ARM.........................................   276,138
3,890,970 Gold Pool #A15088
          5.50%, 10/01/33............................................ 3,820,919
   55,691 Pool #781071
          5.19%, 11/01/33 ARM........................................    55,471
   71,497 Pool #781884
          4.71%, 6/01/34 ARM.........................................    69,349
   50,725 Gold Pool #781884
          5.15%, 8/01/34 ARM.........................................    50,087
  110,840 Gold Pool #G08006
          6.00%, 8/01/34.............................................   111,211
   74,769 Gold Pool #1B2692
          4.47%, 12/01/34 ARM........................................    74,137
  298,229 Gold Pool #G01740
          5.50%, 12/01/34............................................   292,628
   30,291 Pool #782548
          4.98%, 6/01/35 ARM.........................................    29,967
2,336,301 Gold Pool #G08061
          5.50%, 6/01/35............................................. 2,290,488
   66,759 Gold Pool# G01919
          4.00%, 9/01/35.............................................    60,473
5,783,400 Gold Pool #A47040
          5.00%, 9/01/35............................................. 5,525,849
  197,907 Gold Pool #A37615
          5.50%, 9/01/35.............................................   194,026
   75,854 Gold Pool #G08088
          6.50%, 10/01/35............................................    77,308
   58,085 Gold Pool #972200
          5.48%, 3/01/36 ARM.........................................    58,355

 569,513 Gold Pool #G02109
         6.00%, 3/01/36.............................................    570,649
  99,223 Pool #1L1415
         5.88%, 6/01/36 ARM.........................................     99,672
                                                                     ----------
                                                                     21,295,588
                                                                     ----------
         Federal National Mortgage Association--10.8%
   9,554 Pool #303851
         7.00%, 4/01/11.............................................      9,781
   3,448 Pool #313895
         6.50%, 12/01/12............................................      3,542
   4,611 Pool #50820
         8.00%, 2/01/13.............................................      4,802
  60,358 Pool #449294
         5.50%, 2/01/14.............................................     60,461
  66,980 Pool #190663
         7.00%, 3/01/14.............................................     69,844
  37,458 Pool #598032
         6.00%, 8/01/14.............................................     37,894
     190 Pool #527268
         7.00%, 11/01/14............................................        197
  67,325 Pool #535633
         5.50%, 12/01/14............................................     67,435
  42,413 Pool #535377
         8.00%, 6/01/15.............................................     44,480
  35,891 Pool #553721
         8.50%, 9/01/15.............................................     38,900
   1,338 Pool #350055
         8.00%, 4/01/16.............................................      1,349
  24,770 Pool #6222
         9.00%, 4/01/16.............................................     25,609
   7,193 Pool #408241
         6.00%, 2/01/18.............................................      7,288
  86,701 Pool #713562
         5.00%, 4/01/18.............................................     85,514
 127,797 Pool #254802
         4.50%, 7/01/18.............................................    123,378
 255,379 Pool #254044
         6.50%, 10/01/21............................................    262,429
 117,895 Pool #254232
         6.50%, 3/01/22.............................................    121,045
  21,315 Pool #50544
         8.00%, 3/01/22.............................................     22,517
   7,556 Pool #50774
         7.00%, 8/01/23.............................................      7,864
  11,373 Pool #406605
         6.00%, 5/01/24.............................................     11,461
  14,804 Pool #326556
         6.50%, 10/01/25............................................     15,189
  54,735 Pool #335054
         6.00%, 1/01/26.............................................     55,335
   4,634 Pool #313275
         7.50%, 4/01/26.............................................      4,865
  29,991 Pool #545646
         7.00%, 9/01/26.............................................     31,218
   4,810 Pool #421027
         7.50%, 11/01/26............................................      5,048
  16,709 Pool #251498
         6.50%, 2/01/28.............................................     17,192
  38,905 Pool #494507
         5.00%, 11/01/28............................................     37,375

   11,982 Pool #252333
          6.00%, 1/01/29.............................................    12,101
   16,738 Pool #252211
          6.00%, 1/01/29.............................................    16,883
    8,755 Pool #323824
          8.00%, 5/01/29.............................................     9,270
    1,849 Pool #253395
          8.50%, 7/01/30.............................................     1,985
    2,216 Pool #190312
          6.50%, 4/01/31.............................................     2,271
    3,176 Pool #589646
          6.50%, 6/01/31.............................................     3,256
  239,686 Pool #618250
          6.00%, 1/01/32.............................................   241,415
  107,028 Pool #661452
          6.50%, 7/01/32.............................................   109,728
   52,576 Pool #654260
          4.95%, 11/01/32 ARM........................................    52,522
  118,137 Pool #703726
          5.00%, 2/01/33.............................................   113,491
  473,659 Pool #789291
          4.50%, 5/01/33.............................................   443,191
   58,703 Pool #705118
          4.92%, 5/01/33 ARM.........................................    58,170
  149,153 Pool #695403
          5.00%, 6/01/33.............................................   143,092
  194,128 Pool #720021
          5.50%, 8/01/33.............................................   190,689
   39,970 Pool #722777
          4.01%, 9/01/33 ARM.........................................    39,094
  103,098 Pool #746299
          4.11%, 9/01/33 ARM.........................................   100,750
  156,116 Pool #741897
          5.00%, 10/01/33............................................   149,445
   68,194 Pool #756744
          5.00%, 12/01/33............................................    65,280
   89,464 Pool #757503
          5.50%, 2/01/34.............................................    87,808
  599,787 Pool #725314
          5.00%, 4/01/34.............................................   574,156
   47,846 Pool #767342
          5.10%, 8/01/34 ARM.........................................    47,237
  424,431 Pool #725762
          6.00%, 8/01/34.............................................   426,575
   78,298 Pool #725866
          4.50%, 9/01/34.............................................    72,678
  260,778 Pool #725773
          5.50%, 9/01/34.............................................   255,951
   49,029 Pool #803594
          4.80%, 10/01/34 ARM........................................    48,674
  315,389 Pool #255412
          6.00%, 10/01/34............................................   316,544
   56,445 Pool #735171
          5.10%, 1/01/35 ARM.........................................    55,812
1,479,760 Pool #735224
          5.50%, 2/01/35............................................. 1,453,545
  204,508 Pool # 798084
          6.00%, 2/01/35.............................................   205,257
  197,972 Pool #827804
          6.00%, 3/01/35.............................................   199,400
1,366,490 Pool #735503
          6.00%, 4/01/35............................................. 1,373,391

  163,474   Pool #828451
            5.23%, 6/01/35 ARM.....................................    162,263
  219,462   Pool #837926
            4.85%, 8/01/35 ARM.....................................    218,529
   34,296   Pool #841031
            5.28%, 11/01/35 ARM....................................     33,997
   84,222   Pool #848368
            5.09%, 12/01/35 ARM....................................     84,744
  219,497   Pool # 745275
            5.00%, 2/01/36.........................................    209,716
  144,635   Pool #903165
            5.90%, 11/01/36 ARM....................................    147,231
  161,432   Pool #907896
            5.82%, 12/01/36 ARM....................................    163,356
  307,633   Pool #910181
            5.69%, 3/01/37 ARM.....................................    310,036
1,246,304   Pool #940624
            6.00%, 8/01/37.........................................  1,248,167
                                                                    ----------
                                                                    10,619,712
                                                                    ----------
            Government National Mortgage Association--2.6%
    2,549   Pool #359959
            6.50%, 12/15/08........................................      2,566
   61,550   Pool #421769
            7.50%, 9/15/11.........................................     63,535
   23,106   Pool #490725
            6.00%, 10/15/13........................................     23,511
   12,450   Pool #469940
            6.00%, 1/15/14.........................................     12,634
    2,269   Pool #434573
            7.50%, 10/15/14........................................      2,365
   60,112   Pool #569502
            5.00%, 1/15/17.........................................     59,247
   25,077   Pool #569626
            6.00%, 2/15/17.........................................     25,451
   12,476   Pool #203737
            8.00%, 2/15/17.........................................     13,182
  225,503   Pool #591765
            5.00%, 10/15/17........................................    222,259
  359,801   Pool #596648
            5.00%, 10/15/17........................................    354,626
   75,114   Pool #604957
            4.50%, 1/15/19.........................................     72,605
   85,801   Pool #582985
            4.50%, 6/15/19.........................................     82,934
  443,389   Pool #649466
            5.50%, 9/15/20.........................................    443,706
   38,504   Pool #780021
            7.50%, 12/15/23........................................     40,420
    2,505   Pool #2038
            8.50%, 7/20/25.........................................      2,700
   16,925   Pool #430097
            8.25%, 10/15/26........................................     18,126
    7,637   Pool #780585
            8.25%, 6/15/27.........................................      8,173
    2,543   Pool #412334
            7.00%, 10/15/27........................................      2,667
    3,555   Pool #2547
            6.50%, 2/20/28.........................................      3,642
    3,197   Pool #482878
            7.00%, 12/15/28........................................      3,350

 78,987   Pool #780958
          6.00%, 1/15/29.........................................     79,748
 43,107   Pool #487634
          6.50%, 8/15/29.........................................     44,209
  1,429   Pool #516531
          8.00%, 5/15/30.........................................      1,521
  9,872   Pool #471763
          6.50%, 5/15/31.........................................     10,118
  7,641   Pool #551101
          6.00%, 11/15/31........................................      7,711
319,350   Pool #622630
          5.50%, 11/15/33........................................    315,341
201,009   Pool #628058
          5.50%, 12/15/33........................................    198,486
 59,921   Pool #3662
          3.50%, 5/20/34.........................................     52,119
 78,554   Pool #781830
          5.00%, 11/15/34........................................     76,079
338,876   Pool #640904
          5.00%, 4/15/35.........................................    328,082
                                                                  ----------
                                                                   2,571,113
                                                                  ----------
          Total Mortgage-Backed Securities
          (Cost $34,855,658)..................................... 34,486,413
                                                                  ----------
          CORPORATE BONDS--18.7%
          Aerospace/Defense--0.4%
125,000   General Dynamics Corp.
          4.25%, 5/15/13.........................................    117,869
 75,000   Lockheed Martin Corp.
          6.15%, 9/01/36.........................................     75,808
125,000   Raytheon Co.
          4.85%, 1/15/11.........................................    123,567
 50,000   United Technologies Corp.
          6.70%, 8/01/28.........................................     53,444
                                                                  ----------
                                                                     370,688
                                                                  ----------
          Auto Manufacturers--0.2%
225,000   DaimlerChrysler NA Holdings Corp.
          6.50%, 11/15/13........................................    233,308
                                                                  ----------
          Banks--1.6%
125,000   BAC Capital Trust XI
          6.63%, 5/23/36.........................................    127,202
275,000   Bank of America Corp.
          5.38%, 6/15/14.........................................    271,947
125,000   BB&T Corp.
          4.90%, 6/30/17.........................................    115,300
200,000   Fifth Third Bank
          4.20%, 2/23/10.........................................    196,661
200,000   Mercantile Bankshares Corp.
          4.625%, 4/15/13........................................    190,078
175,000   Royal Bank of Scotland Group PLC
          (Great Britain)
          5.00%, 10/01/14........................................    169,069
225,000   U.S. Bank NA
          4.95%, 10/30/14........................................    215,136
200,000   Wachovia Corp.
          5.25%, 8/01/14.........................................    196,010

100,000   Wells Fargo Bank NA
          5.75%, 5/16/16.........................................   100,861
                                                                  ---------
                                                                  1,582,264
                                                                  ---------
          Beverages--0.3%
175,000   Coca-Cola Enterprises, Inc.
          6.95%, 11/15/26........................................   191,847
125,000   Diageo Finance BV (Netherlands)
          5.30%, 10/28/15........................................   121,221
                                                                  ---------
                                                                    313,068
                                                                  ---------
          Building Materials--0.1%
 75,000   Masco Corp.
          4.80%, 6/15/15.........................................    68,293
                                                                  ---------
          Chemicals--0.4%
325,000   du Pont (E.I.) de Nemours & Co.
          6.88%, 10/15/09........................................   336,871
100,000   Praxair, Inc.
          6.38%, 4/01/12.........................................   105,063
                                                                  ---------
                                                                    441,934
                                                                  ---------
          Computers--0.3%
100,000   IBM Corp.
          4.38%, 6/01/09.........................................    99,875
200,000   IBM Corp.
          7.00%, 10/30/25........................................   220,465
                                                                  ---------
                                                                    320,340
                                                                  ---------
          Cosmetics/Personal Care--0.1%
125,000   Procter & Gamble Co.
          4.95%, 8/15/14.........................................   122,799
                                                                  ---------
          Diversified Financial Services--4.1%
 45,000   AEP Texas Central Transition Funding
          LLC
          5.31%, 7/01/21.........................................    43,524
100,000   Bear Stearns Cos., Inc. (The)
          5.30%, 10/30/15........................................    93,547
200,000   Capital One Bank
          5.13%, 2/15/14.........................................   191,928
275,000   CIT Group Holdings, Inc.
          5.40%, 1/30/16.........................................   248,401
325,000   Citigroup, Inc.
          6.00%, 2/21/12.........................................   334,028
 75,000   Citigroup, Inc.
          6.13%, 8/25/36.........................................    74,242
200,000   Countrywide Home Loans, Inc.
          4.13%, 9/15/09 (a).....................................   183,817
200,000   Credit Suisse USA, Inc.
          5.38%, 3/02/16.........................................   195,303
275,000   General Electric Capital Corp.
          6.75%, 3/15/32.........................................   302,768
225,000   Goldman Sachs Group, Inc.
          6.60%, 1/15/12.........................................   235,783
125,000   Goldman Sachs Group, Inc.
          6.13%, 2/15/33.........................................   122,486
325,000   HSBC Finance Corp.

          5.50%, 1/19/16.........................................   315,590
250,000   Interational Lease Finance Corp.
          4.75%, 1/13/12.........................................   242,336
 35,000   Jefferies Group, Inc.
          6.45%, 6/08/27.........................................    32,885
250,000   JPMorgan Chase & Co.
          5.15%, 10/01/15........................................   239,720
250,000   Lehman Brothers Holdings, Inc.
          6.63%, 1/18/12.........................................   258,102
 65,000   Merrill Lynch & Co.
          6.40%, 8/28/17.........................................    67,066
275,000   Merrill Lynch & Co.
          5.77%, 7/25/11 (a).....................................   278,504
165,000   Merrill Lynch & Co.,
          Series B
          3.70%, 4/21/08.........................................   162,947
175,000   Morgan Stanley
          5.75%, 10/18/16........................................   172,633
100,000   SLM Corp.
          5.00%, 10/01/13........................................    87,320
225,000   Toyota Motor Credit Corp.
          5.50%, 12/15/08........................................   226,119
                                                                  ---------
                                                                  4,109,049
                                                                  ---------
          Electric--1.5%
175,000   ConEdison Co., Inc.
          5.30%, 3/01/35.........................................   153,148
225,000   Constellation Energy Group, Inc.
          7.00%, 4/01/12.........................................   237,482
175,000   Dominion Resources, Inc.
          5.15%, 7/15/15.........................................   166,373
 75,000   Duke Energy Carolinas LLC
          6.25%, 1/15/12.........................................    77,642
100,000   Exelon Corp.
          4.90%, 6/15/15.........................................    93,118
150,000   Florida Power & Light Co.
          5.65%, 2/01/35.........................................   141,290
100,000   NiSource Finance Corp.
          7.88%, 11/15/10........................................   107,038
275,000   Ontario Electricity Financial Corp.
          (Canada)
          6.10%, 1/30/08.........................................   276,401
100,000   Pacific Gas & Electric Co.
          4.80%, 3/01/14.........................................    95,326
100,000   Pacificorp
          5.75%, 4/01/37.........................................    93,710
                                                                  ---------
                                                                  1,441,528
                                                                  ---------
          Food--0.5%
225,000   Kraft Foods, Inc.
          6.25%, 6/01/12.........................................   232,301
100,000   Kroger Co. (The)
          7.50%, 4/01/31.........................................   110,160
125,000   Safeway, Inc.
          4.95%, 8/16/10.........................................   123,993
                                                                  ---------
                                                                    466,454
                                                                  ---------

          Healthcare-Service--0.1%
 65,000   WellPoint, Inc.
          5.88%, 6/15/17.........................................    64,543
                                                                  ---------
          Holding Companies-Diversified--0.3%
250,000   NiSource Capital Markets, Inc.
          7.99%, 4/01/22.........................................   276,394
                                                                  ---------
          Insurance--1.3%
375,000   Aegon NV (Netherlands)
          4.75%, 6/01/13.........................................   359,083
125,000   Allstate Corp.
          5.00%, 8/15/14.........................................   121,008
 75,000   American International Group, Inc.
          6.25%, 3/15/37.........................................    70,609
 75,000   Marsh & McLennan Cos., Inc.
          5.875%, 8/01/33........................................    64,659
225,000   MetLife, Inc.
          5.00%, 11/24/13........................................   220,820
250,000   Prudential Financial, Inc.
          5.10%, 9/20/14.........................................   241,000
200,000   Travelers Property Casualty Corp.
          5.00%, 3/15/13.........................................   195,481
                                                                  ---------
                                                                  1,272,660
                                                                  ---------
          Machinery-Construction & Mining--0.1%
125,000   Caterpillar, Inc.
          7.30%, 5/01/31.........................................   143,963
                                                                  ---------
          Machinery-Diversified--0.2%
150,000   Deere & Co.
          6.95%, 4/25/14.........................................   162,632
                                                                  ---------
          Media--1.1%
300,000   Comcast Cable Communications LLC
          7.13%, 6/15/13.........................................   319,338
275,000   Cox Communications, Inc.
          7.13%, 10/01/12........................................   291,452
100,000   News America Holdings, Inc.
          7.75%, 12/01/45........................................   110,707
250,000   Time Warner, Inc.
          6.88%, 5/01/12.........................................   262,320
100,000   Walt Disney Co.
          6.38%, 3/01/12.........................................   104,693
                                                                  ---------
                                                                  1,088,510
                                                                  ---------
          Mining--0.4%
250,000   Alcoa, Inc.
          6.00%, 1/15/12.........................................   254,974
150,000   BHP Billiton Finance (Australia)
          4.80%, 4/15/13.........................................   146,192
                                                                  ---------
                                                                    401,166
                                                                  ---------
          Miscellaneous Manufacturing--0.2%
175,000   Honeywell International, Inc.
          6.13%, 11/01/11........................................   181,065
                                                                  ---------
          Oil & Gas--1.4%
125,000   Conoco, Inc.

          6.95%, 4/15/29.............................................   137,479
125,000   Devon Financing Corp.
          7.88%, 9/30/31.............................................   147,625
175,000   Exxon Mobil Corp.
          8.63%, 8/15/21.............................................   228,989
 50,000   Hess Corp.
          7.88%, 10/01/29............................................    57,471
125,000   Nexen, Inc. (Canada)
          5.88%, 3/10/35.............................................   114,487
 95,000   Noble Energy, Inc.
          8.00%, 4/01/27.............................................   109,011
150,000   Norsk Hydro ASA (Norway)
          7.75%, 6/15/23.............................................   177,828
300,000   Pemex Project Funding Master Trust
          7.88%, 2/01/09.............................................   309,785
100,000   Valero Energy Corp.
          7.50%, 4/15/32.............................................   109,694
                                                                      ---------
                                                                      1,392,369
                                                                      ---------
          Pharmaceuticals--0.2%
150,000   Wyeth
          5.50%, 2/01/14.............................................   149,161
                                                                      ---------
          Pipelines--0.2%
140,000   Texas Eastern Transmission LP
          7.30%, 12/01/10............................................   149,243
                                                                      ---------
          Real Estate Investment Trusts--0.1%
150,000   Simon Property Group LP
          5.25%, 12/01/16............................................   140,339
                                                                      ---------
          Retail--0.9%
100,000   CVS Caremark Corp.
          5.75%, 6/01/17.............................................    97,605
100,000   Home Depot, Inc.
          5.40%, 3/01/16.............................................    93,690
200,000   Macys Retail Holdings, Inc.
          7.00%, 2/15/28.............................................   190,418
100,000   Target Corp.
          5.88%, 3/01/12.............................................   102,391
100,000   Target Corp.
          7.00%, 7/15/31.............................................   106,176
150,000   Wal-Mart Stores, Inc.
          6.88%, 8/10/09.............................................   155,054
200,000   Wal-Mart Stores, Inc.
          5.25%, 9/01/35.............................................   175,396
                                                                      ---------
                                                                        920,730
                                                                      ---------
          Savings & Loans--0.1%
 75,000   Washington Mutual Bank
          5.13%, 1/15/15.............................................    69,855
                                                                      ---------
          Telecommunications--2.2%
150,000   AT&T, Inc.
          5.10%, 9/15/14.............................................   145,148
225,000   AT&T Wireless Services, Inc.
          7.88%, 3/01/11.............................................   243,451
100,000   BellSouth Corp.
          6.55%, 6/15/34.............................................   102,051

175,000   British Telecom PLC (Great Britain)
          9.13%, 12/15/30 (b).......................................    231,735
215,000   Deutsche Telekom International Finance BV (Netherlands)
          8.00%, 6/15/10 (c)........................................    230,304
100,000   GTE Corp.
          6.94%, 4/15/28............................................    103,928
250,000   Koninklijke KPN NV (Netherlands)
          8.00%, 10/01/10...........................................    268,907
175,000   Sprint Capital Corp.
          6.13%, 11/15/08...........................................    176,288
125,000   Sprint Capital Corp.
          8.75%, 3/15/32............................................    143,342
100,000   Telecom Italia Capital SA (Luxembourg)
          5.25%, 10/01/15...........................................     94,933
 75,000   Telefonica Emisiones SAU (Spain)
          7.05%, 6/20/36............................................     79,889
175,000   Verizon Global Funding Corp.
          7.75%, 12/01/30...........................................    202,420
 55,000   Vodafone Group PLC (Great Britain)
          5.63%, 2/27/17............................................     53,458
125,000   Vodafone Group PLC (Great Britain)
          7.875%, 2/15/30...........................................    143,353
                                                                     ----------
                                                                      2,219,207
                                                                     ----------
          Transportation--0.4%
100,000   Burlington Northern Santa Fe Corp.
          7.95%, 8/15/30............................................    115,939
150,000   Norfolk Southern Corp.
          7.05%, 5/01/37............................................    161,016
125,000   Union Pacific Corp.
          6.63%, 2/01/29............................................    126,781
                                                                     ----------
                                                                        403,736
                                                                     ----------
          Total Corporate Bonds
          (Cost $18,666,407)........................................ 18,505,298
                                                                     ----------
          COMMERCIAL MORTGAGE-BACKED SECURITIES--5.4%
 38,201   Asset Securitization Corp.,
          Series 1995-D1, Class A2
          7.59%, 7/11/27............................................     39,762
230,000   Bear Stearns Commercial Mortgage Securities, Inc.,
          Series 2001-TOP2, Class A2
          6.48%, 2/15/35............................................    239,750
175,000   Bear Stearns Commercial Mortgage Securities, Inc.,
          Series 2002-TOP6, Class A2
          6.46%, 10/15/36...........................................    183,336
400,000   Bear Stearns Commercial Mortgage Securities, Inc.,
          Series 2003-T10, Class A2
          4.74%, 3/13/40............................................    389,409
350,000   Bear Stearns Commercial Mortgage Securities, Inc.,
          Series 2003-T12, Class A4
          4.68%, 8/13/39............................................    338,851

225,000   Citigroup Commercial Mortgage Trust, Series 2006-C4,
            Class A3
          5.91%, 3/15/49............................................   229,073
750,000   Citigroup/Deutsche Bank Commercial
          Mortgage Trust,
          Series 2005-CD1, Class A4
          5.40%, 7/15/44............................................   743,184
350,000   CS First Boston Mortgage
          Securities Corp.,
          Series 2000-C1, Class A2
          7.55%, 4/15/62............................................   366,184
375,000   CS First Boston Mortgage
          Securities Corp.,
          Series 2001-CK3, Class A4
          6.53%, 6/15/34............................................   391,855
452,854   DLJ Commercial Mortgage
          Corp.,
          Series 2000-CKP1, Class A1B
          7.18%, 11/10/33...........................................   475,772
400,000   GE Capital Commercial Mortgage
          Corp.,
          Series 2002-1A, Class A3
          6.27%, 12/10/35...........................................   416,824
150,000   JP Morgan Chase Commercial
          Mortgage Securities Corp.,
          Series 2004-LN2, Class A2
          5.12%, 7/15/41............................................   146,723
700,000   LB-UBS Commercial Mortgage Trust
          Series 2004-C7, Class A6
          4.79%, 10/15/29...........................................   673,324
475,000   LB-UBS Commercial
          Mortgage Trust, Series 2003-C3,
          Class A4
          4.17%, 5/15/32............................................   449,685
120,000   Morgan Stanley Dean Witter Capital I,
          Series 2001-TOP1, Class A4
          6.66%, 2/15/33............................................   125,132
150,000   Wachovia Bank Commercial Mortgage
          Trust,
          Series 2006-C28, Class A3
          5.68%, 10/15/48...........................................   151,144
                                                                     ---------
          Total Commercial Mortgage-Backed Securities
          (Cost $5,464,939)......................................... 5,360,008
                                                                     ---------
          FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS--2.1%
100,000   British Columbia Province (Canada)
          5.38%, 10/29/08...........................................   100,975
625,000   Mexico Government International
          Bond (Mexico)
          5.63%, 1/15/17............................................   623,124
125,000   Province of Quebec (Canada)
          5.13%, 11/14/16...........................................   125,047
175,000   Province of Quebec (Canada)
          5.75%, 2/15/09............................................   178,067
275,000   Republic of Chile (Chile)
          5.50%, 1/15/13............................................   279,620
125,000   Republic of Hungary (Hungary)
          4.75%, 2/03/15............................................   120,645
550,000   Republic of Italy (Italy)
          4.50%, 1/21/15............................................   530,740

   150,000   Republic of Korea (South Korea)
             4.88%, 9/22/14.....................................      146,076
                                                                 ------------
             Total Foreign Government Agencies & Obligations
             (Cost $2,124,814)..................................    2,104,294
                                                                 ------------
             ASSET-BACKED SECURITIES--0.9%
             Diversified Financial Services--0.9%
   875,000   MBNA Master Credit Card Trust,
             Series 1999-J, Class A
             7.00%, 2/15/12
             (Cost $943,341)....................................      911,275
                                                                 ------------
             MUNICIPAL BOND--0.2%
             General Obligations--0.2%
   205,000   Illinois State
             5.10%, 6/01/33
             (Cost $198,098)....................................      192,132
                                                                 ------------
 NUMBER
OF SHARES
---------
             MONEY MARKET FUND--0.1%
    87,727   BNY Hamilton Money Fund (Institutional Shares),
               5.33 (d)
             (Cost $87,727).....................................       87,727
                                                                 ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--28.7%
             MONEY MARKET FUND--28.7%
28,380,151   BNY Institutional Cash Reserve Fund, 5.45% (e)
             (Cost $28,380,151) (f).............................   28,380,151
                                                                 ------------
             Total Investments
             (Cost $127,054,700) (g)--128.1%....................  126,746,799
             Liabilities in excess of other assets--(28.1%).....  (27,796,948)
                                                                 ------------
             Net Assets--100.0%................................. $ 98,949,851
                                                                 ============

ARM Adjusted Rate Mortgage

(a) Securities, or portion thereof, were on loan at September 30, 2007.

(b) The coupon on this security varies along with its rating. For each rating downgrade below A3/BBB+ by either Moody's or Standard & Poors, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.00%. The security currently rated Baa1/A-.

(c) The coupon on this security varies along with its rating. If its rating falls below single A by either Moody's Standard & Poors, the coupon steps up 50 basis points. If previous situation occurs, and then increases back above BBB, the coupon steps down 50 basis points. The security is currently rated A3/A-.

(d) Represents annualized 7day yield at September 30, 2007.

(e) Interest rate shown reflects the yield as of September 30, 2007.

(f) At September 30, 2007, the total market value of the Fund's securities on loan was $27,877,277 and the total value of the collateral held by the Fund was $28,380,151.

(g) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized depreciation was $307,901 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $783,054 and aggregate gross unrealized depreciation of $1,090,955.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON MONEY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                            VALUE
 ---------                                                       ------------
               COMMERCIAL PAPER--37.7%
               Asset-Backed Securities--36.3%
$300,000,000   Alpine Securitization Corp.
               5.98%, 10/01/07.................................. $300,000,000
  48,500,000   Amsterdam Funding Corp.
               5.20%, 10/17/07..................................   48,387,911
  52,400,000   Amsterdam Funding Corp.
               5.21%, 10/18/07..................................   52,271,082
 100,000,000   Anglesea Funding LLC
               5.68%, 10/04/07..................................   99,999,755
 100,000,000   Anglesea Funding LLC
               5.08%, 11/30/07..................................   99,995,077
  50,000,000   Anglesea Funding LLC
               5.23%, 12/03/07..................................   49,542,375
 100,304,000   Barton Capital LLC
               6.00%, 10/01/07..................................  100,304,000
 100,000,000   Barton Capital LLC
               6.00%, 10/03/07..................................   99,966,667
 100,000,000   Barton Capital LLC
               5.23%, 10/05/07..................................   99,941,889
  50,000,000   Beethoven Funding Corp. (Germany)
               5.50%, 10/02/07..................................   49,992,361
 200,000,000   Beethoven Funding Corp. (Germany)
               6.32%, 10/09/07..................................  199,717,333
  70,000,000   Charta LLC
               6.23%, 10/10/07..................................   69,890,975
  80,000,000   Charta LLC
               6.05%, 10/11/07..................................   79,865,556
 150,000,000   Ciesco LLC
               6.05%, 10/09/07..................................  149,798,333
 110,000,000   CRC Funding LLC
               6.23%, 10/11/07..................................  109,809,639
  50,000,000   East-Fleet Finance LLC
               5.26%, 10/17/07..................................   49,883,111
 100,000,000   East-Fleet Finance LLC
               5.10%, 11/26/07..................................   99,997,706
  80,000,000   Fountain Square
               5.26%, 10/05/07..................................   79,953,244
  50,000,000   Galaxy Funding, Inc.
               5.32%, 11/07/07..................................   49,726,611
  48,400,000   Grampian Funding LLC
               5.22%, 12/14/07..................................   47,881,165
  46,976,000   Grenadier Funding Corp.
               5.28%, 10/03/07..................................   46,962,220
  50,000,000   Harrier Finance Funding LLC
               5.80%, 12/07/07 FRN..............................   49,998,018
  70,000,000   Hudson-Thames LLC
               5.35%, 7/15/08...................................   70,000,000
 200,000,000   Jupiter Securitization Corp.
               5.26%, 10/05/07..................................  199,883,111
  43,000,000   Long Lane Master Trust IV, Series A
               6.20%, 10/01/07..................................   43,000,000

  65,614,000   Long Lane Master Trust IV, Series A
               6.32%, 10/05/07...................................    65,567,924
 100,000,000   Nyala Funding LLC
               5.26%, 10/15/07...................................    99,795,056
  43,553,000   Nyala Funding LLC
               5.21%, 11/15/07...................................    43,269,361
 100,000,000   Ormond Quay Funding PLC (Germany)
               5.73, 10/05/07....................................    99,999,781
 100,000,000   Ormond Quay Funding PLC (Germany)
               5.66%, 3/10/08....................................    99,991,258
  70,000,000   Park Avenue Receivables LLC
               6.25%, 10/10/07...................................    69,890,625
  50,000,000   Pasa Funding Ltd
               5.28%, 10/01/07...................................    50,000,000
  50,000,000   Ranger Funding Co. LLC
               6.26%, 10/01/07...................................    50,000,000
  50,000,000   Ranger Funding Co. LLC
               5.15%, 10/04/07...................................    49,978,542
 218,378,000   Ranger Funding Co. LLC
               5.17%, 10/05/07...................................   218,252,555
  50,000,000   Sigma Finance, Inc.
               5.17%, 10/10/07...................................    49,935,375
  34,720,000   Tasman Funding, Inc. (Netherlands)
               5.18%, 11/06/07...................................    34,540,150
 225,000,000   Tulip Funding Corp. (Netherlands)
               6.35%, 10/04/07, FCRF.............................   224,880,626
  41,729,000   Tulip Funding Corp. (Netherlands)
               5.17%, 10/18/07, FCRF.............................    41,627,123
  31,000,000   Versailles CDC LLC (France)
               5.26%, 10/10/07...................................    30,959,274
  70,000,000   Victory Receivables Corp.
               5.90%, 10/05/07...................................    69,954,111
  50,000,000   Victory Receivables Corp.
               5.25%, 10/17/07...................................    49,883,333
 150,000,000   Windmill Funding Corp.
               5.20%, 10/16/07...................................   149,675,000
  75,000,000   Windmill Funding Corp.
               5.20%, 10/17/07...................................    74,826,333
  78,600,000   Windmill Funding Corp.
               5.20%, 10/18/07...................................    78,406,993
  86,052,000   Yorktown Capital LLC
               6.20%, 10/01/07...................................    86,052,000
 200,000,000   Yorktown Capital LLC
               5.16%, 10/04/07...................................   199,914,000
 101,471,000   Zenith Funding Corp.
               5.27%, 10/09/07...................................   101,352,166
                                                                  -------------
                                                                  4,385,519,725
                                                                  -------------
               Banks--1.4%.......................................
  95,000,000   ING Funding LLC
               5.40%, 10/12/07...................................    94,843,250
  70,000,000   Westpac Trust Securities NZ Ltd.
               5.21%, 11/30/07...................................    69,392,750
                                                                  -------------
                                                                    164,236,000
                                                                  -------------
               Total Commercial Paper
               (Cost $4,549,755,725)............................. 4,549,755,725
                                                                  -------------

              CORPORATE BONDS--20.2%
              Banks--3.9%
 50,000,000   American Express Bank FSB
              5.79%, 10/11/07......................................  49,999,860
200,000,000   Bank of America NA
              5.30%, 6/19/08 FRN................................... 200,000,000
 33,000,000   HBOS Treasury Services PLC (Great
              Britain)
              5.79%, 8/07/08 FRN...................................  33,000,000
100,000,000   Royal Bank of Canada (Canada) *
              5.77%, 6/06/08 FRN................................... 100,000,000
 85,000,000   Westpack Banking Corp.*
              5.78%, 8/06/08.......................................  85,000,000
                                                                    -----------
                                                                    467,999,860
                                                                    -----------
              Diversified Financial Services--16.3%
100,000,000   Atlas Capital Funding Corp.
              5.73%, 10/17/07 FRN.................................. 100,000,000
 25,000,000   Atlas Capital Funding Corp.
              5.12%, 10/25/07 FRN..................................  25,000,000
 50,000,000   Atlas Capital Funding Corp.
              5.34%, 1/08/08 FRN...................................  50,000,000
 42,300,000   Carrera Capital Finance Ltd.
              5.34%, 1/15/08 FRN...................................  42,299,843
 50,000,000   Carrera Capital Finance Ltd.
              5.11%, 2/25/08 FRN...................................  49,999,011
 50,000,000   Carrera Capital Finance Ltd.
              5.11%, 3/25/08 FRN...................................  49,997,653
 50,000,000   CC (USA) Inc.
              5.36%, 6/09/08.......................................  49,998,283
 75,000,000   Cullinan Finance Corp.
              5.40%, 11/26/07......................................  75,000,000
 75,000,000   Cullinan Finance Corp.
              5.40%, 1/11/08.......................................  75,000,000
 50,000,000   Cullinan Finance Corp.
              5.68%, 3/10/08.......................................  49,996,710
 70,000,000   Genworth Global Funding Trusts
              5.73%, 10/15/07 FRN..................................  70,000,000
 75,000,000   Harrier Finance Funding LLC
              5.35%, 4/28/08 FRN...................................  75,000,000
 50,000,000   Harrier Finance Funding LLC
              5.31%, 1/11/08 FRN...................................  49,997,198
 50,000,000   Harrier Finance Funding LLC
              5.47%, 2/19/08 FRN...................................  49,996,814
 50,000,000   Harrier Finance Funding LLC
              5.72%, 11/15/07 FRN..................................  49,999,090
 50,000,000   Links Finance LLC
              5.35%, 6/09/08 FRN...................................  50,000,000
100,000,000   Links Finance LLC
              5.48%, 5/19/08 FRN...................................  99,993,723
 18,000,000   Links Finance LLC
              5.68%, 6/09/08 FRN...................................  17,998,767
100,000,000   Merrill Lynch & Co.
              5.16%, 5/27/08 FRN................................... 100,032,008
 90,000,000   Merrill Lynch & Co.
              5.34%, 8/22/08 FRN...................................  90,000,000
 50,000,000   Parkland USA LLC
              5.70%, 11/02/07 FRN..................................  49,999,562
 50,000,000   Parkland USA LLC
              5.48%, 11/20/07 FRN..................................  49,999,315
 50,000,000   Parkland USA LLC

               5.80%, 12/11/07 FRN...............................    49,999,027
  50,000,000   Premier Asset Collateralized Entity LLC
               5.78%, 10/06/07 FRN...............................    49,999,966
  22,300,000   Premier Asset Collateralized Entity LLC
               5.27%, 10/09/07 FRN...............................    22,273,909
  80,000,000   Premier Asset Collateralized Entity LLC
               5.73%, 12/17/07 FRN...............................    79,998,957
  40,000,000   Premier Asset Collateralized Entity LLC
               5.34%, 4/15/08 FRN................................    39,997,732
  70,000,000   Premier Asset Collateralized Entity LLC
               5.48%, 5/20/08 FRN................................    69,998,910
  65,000,000   Premier Asset Collateralized Entity LLC
               5.19%, 6/23/08 FRN................................    65,000,000
  75,000,000   Tango Finance Corp.
               5.71%, 11/16/07 FRN...............................    74,997,630
 200,000,000   White Pine Finance LLC
               5.71%, 12/17/07 FRN...............................   199,990,537
                                                                  -------------
                                                                  1,972,564,645
                                                                  -------------
               Total Corporate Bonds
               (Cost $2,440,564,505)............................. 2,440,564,505
                                                                  -------------
               CERTIFICATES OF DEPOSIT--21.3%
               Banks--21.3%
  60,000,000   ABN Amro Bank
               5.31%, 10/25/07...................................    60,000,000
 100,000,000   ANZ National International Ltd.
               5.73%, 10/09/07...................................   100,000,000
 200,000,000   Bank of Nova Scotia
               5.54%, 10/17/07...................................   200,000,000
 100,000,000   Bank of Nova Scotia
               5.00%, 10/22/07...................................   100,000,000
 200,000,000   Bank of The West
               5.45%, 10/09/07...................................   200,000,000
 100,000,000   Barclays Bank PLC
               5.33%, 11/05/07...................................   100,000,000
 100,000,000   Barclays Bank PLC
               5.36%, 1/07/08....................................   100,000,000
 100,000,000   Barclays Bank PLC
               5.18%, 1/31/08....................................   100,000,000
  50,000,000   BNP Paribas (France)
               5.34, 12/10/07....................................    50,000,000
  50,000,000   Calyon
               5.08%, 11/02/07...................................    50,000,000
 100,000,000   Calyon
               5.13%, 11/02/07...................................   100,000,000
 200,000,000   Fortis Bank
               5.72%, 10/05/07...................................   200,000,000
  50,000,000   Harris Trust & Savings Bank
               5.40%, 5/20/08....................................    50,000,000
  35,000,000   HBOS Treasury Services PLC (Great Britain)
               5.33%, 1/25/08....................................    35,000,000
 125,000,000   Lloyds TSB Bank PLC
               4.95%, 10/22/07...................................   125,000,000
 150,000,000   Lloyds TSB Bank PLC
               5.70%, 10/05/07...................................   150,000,000
  50,000,000   Skandinaviska Enskilda Banken
               5.33%, 11/08/07...................................    50,000,000
 100,000,000   Societe Generale
               5.75%, 10/05/07...................................   100,000,000

100,000,000   Societe Generale
              5.12%, 11/01/07....................................   100,000,000
150,000,000   Societe Generale
              5.17% 1/02/08......................................   150,000,000
200,000,000   Svenska Handelsbanken
              5.05%, 10/25/07....................................   200,000,000
 50,000,000   UBS AG
              5.34%, 10/09/07....................................    50,000,055
 50,000,000   Wilmington Trust Co.
              5.32%, 10/05/07....................................    50,000,000
 50,000,000   Wilmington Trust Co.
              5.32%, 10/09/07....................................    50,000,000
 50,000,000   Wilmington Trust Co.
              5.36%, 12/18/07....................................    50,000,000
 50,000,000   Wilmington Trust Co.
              5.36%, 12/20/07....................................    50,000,000
                                                                  -------------
              Total Certificates of Deposit
              (Cost $2,570,000,055).............................. 2,570,000,055
                                                                  -------------
              TIME DEPOSITS--11.5%
              Banks--11.5%
133,000,000   ABN Amro Bank
              4.90%, 10/01/07....................................   133,000,000
300,000,000   Citibank
              3.25%, 10/01/07....................................   300,000,000
300,000,000   Deutsche Bank
              5.19%, 10/01/07....................................   300,000,000
300,000,000   Svenska Handelsbanken
              5.20%, 10/01/07....................................   300,000,000
350,000,000   Wells Fargo Bank
              5.25%, 10/01/07....................................   350,000,000
                                                                  -------------
              Total Time Deposits
              (Cost $1,383,000,000).............................. 1,383,000,000
                                                                  -------------
              UNITED STATES GOVERNMENT AGENCY--0.6%
              Federal Home Loan Bank--0.6%
 75,000,000   5.38%, 4/18/08
              (Cost $ 75,000,000)................................    75,000,000
                                                                  -------------
              MASTER NOTES--4.4%
528,000,000   IXIS Commercial Paper Master Note,
              5.30%, dated 9/28/07, due 10/01/07,
              repurchase price $528,233,200 (Collateral-
              CBND, 5.38%-7.88%,5/1/17-9/30/31; MTN,
              2.82%, 1/25/08; CMO, 5.41%-7.29%, 11/25/35-
              2/15/32; ABS, 5.17%-5.83%, 6/25/36-5/15/29:
              aggregate market value plus accrued interest
                $538,797,865)
              (Cost $ 528,000,000)...............................   528,000,000
                                                                  -------------
              REPURCHASE AGREEMENTS--4.4%
235,000,000   Repurchase Agreement with Barclay's Capital,
                Inc.--1.9%
              4.85%, dated 9/28/07, due 10/01/07, repurchase
                price
              $235,094,979 (Collateral FMAC, 5.50%, 3/09/17;
                aggregate
              aggregate market value plus accrued interest
                $239,700,896.....................................    235,000,00

300,000,000   Repurchase Agreement with Morgan Stanley---2.5%
              4.90%, dated 9/28/07, due 10/01/07, repurchase
                price $300,122,500 (Collateral WBGB, 4.75%,
                2/15/35; aggregate market value plus accrued
                interest $306,321,576.........................     300,000,000
              Total Repurchase Agreements
              (Cost $ 535,000,000)............................     535,000,000
                                                               ---------------
              Total Investments
              (Cost $12,081,320,285) (a)--100.1%..............  12,081,320,285
              Liabilities in excess of other assets--(0.1%)...     (15,553,052)
                                                               ---------------
              Net Assets--100.0%.............................. $12,065,767,233
                                                               ===============

ABS  Asset-Backed Securities.

CBND Corporate Bonds.

CD   Certificate of Deposit.

CMO  Collateralized Mortgage Obligations.

CP   Commercial Paper.

FCRF Federal Capital Reserves Fund

FRN Floating Rate Note. Coupon shown is in effect at September 30, 2007. Date represents ultimate maturity date.

FSB  Federal Savings Bank

MTN  Medium-Term Note.

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

(a) The cost stated also approximates the aggregate cost for federal income tax purpose.

See previously submittedNnotes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON TREASURY MONEY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

  PRINCIPAL
   AMOUNT                                                                        VALUE
  ---------                                                                  --------------
               UNITED STATES GOVERNMENT OBLIGATIONS--0.5%
               United States Treasury Notes--0.5%
$   25,000,000 3.00%, 11/15/07
               (Cost $ 24,939,909).......................................... $   24,939,909
                                                                             --------------
               REPURCHASE AGREEMENTS--99.6%
 1,220,000,000 Repurchase Agreement with Barclays Capital, Inc.--26.3%
               3.95%, dated 9/28/07, due 10/01/07
               repurchase price $1,220,401,583 (Collateral -
               UST Strips, 0.00% - 4.875%, 10/15/07 - 02/15/37;
               aggregate market value plus accrued interest $ 1,244,400,000)  1,220,000,000
                                                                             --------------
 1,100,000,000 Repurchase Agreement with Citigroup--23.8%
               3.95%, dated 9/28/07, due 10/01/07
               repurchase price $1,100,362,083 (Collateral -
               UST Bill, 0.00%, 12/20/07;
               UST Bonds, 5.25% - 10.375%, 11/15/07 - 11/15/28;
               UST Notes, 4.00% - 4.75%, 9/30/07 - 8/15/17;
               UST Strips, 0.00%, 5/15/18 - 2/15/37;
               aggregate market value plus accrued interest $ 1,122,000,876)  1,100,000,000
                                                                             --------------
   630,000,000 Repurchase Agreement with Deutsche Bank AG--13.6%
               3.95%, dated 9/28/07, due 10/01/07
               repurchase price $630,207,375 (Collateral -
               UST Bill, 0.00%, 3/06/08;
               UST Bond, 8.75%, 5/15/17;
               UST Notes, 2.375% - 4.875%, 5/31/11 - 8/15/17;
               UST Strips, 0.00%, 11/15/08 - 2/15/26;
               aggregate market value plus accrued interest $ 642,600,639)..    630,000,000
                                                                             --------------
   515,000,000 Repurchase Agreement with Goldman Sachs Group, Inc.--11.1%
               3.70%, dated 9/28/07, due 10/01/07
               repurchase price $515,158,792 (Collateral -
               UST Bond, 9.125%, 5/15/08;
               UST Notes, 3.625%-4.625%, 1/15/10--8/31/12;
               aggregate market value plus accrued interest $ 525,300,411)..    515,000,000
                                                                             --------------
 1,150,000,000 Repurchase Agreement with Morgan Stanley--24.8%
               3.95%, dated 9/28/07, due 10/01/07
               repurchase price $1,150,378,542 (Collateral -
               UST Bill, 0.00%, 10/04/07;
               UST Bonds, 8.00% - 9.00%, 11/15/18 - 11/15/21;
               UST Notes, 3.625% - 4.875%, 9/30/11 - 8/15/13;
               UST Strip, 0.00%, 10/04/07;
               aggregate market value plus accrued interest $ 1,173,147,324)  1,150,000,000
                                                                             --------------
               Total Repurchase Agreements
               (Cost $ 4,615,000,000)                                        4,615,000,000.
                                                                             --------------

               Total Investments
               (Cost $4,639,939,909) (a)--100.1%............  4,639,939,909
               Liabilities in excess of other assets--(0.1%)     (6,062,015)
                                                             --------------
               Net Assets--100.0%........................... $4,633,877,894
                                                             ==============

UST United States Treasury.

(a) The cost stated also approximates the aggregate cost for federal income tax purposes.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

                                                        MOODY'S
PRINCIPAL                                                /S&P    INTEREST MATURITY
 AMOUNT                                                RATINGS *   RATE     DATE      VALUE
---------                                              --------- -------- -------- -----------
           SHORT-TERM MUNICIPAL BONDS--97.0%
           Education--4.0%
$1,400,000 Albany, New York, Individual
           Development Agency Civic Facility
           Revenue University Albany Foundation
           Student, Series C, AMBAC Insured + (a).....  Aaa/AAA    3.92%  11/01/32 $ 1,400,000
   250,000 Connecticut State Health & Educational
           Facilities Authority Revenue, (Yale
           University), Series Y-2, MBIA Insured + (a)  Aaa/AAA    4.00    7/01/35     250,000
 1,400,000 New York State Dormitory Authority
           Revenue Series M8J-D, FGIC Insured + (a)...  Aaa/NR     3.93   11/15/29   1,400,000
 3,000,000 New York State Dormitory Authority
           Revenue, Mental Health Services.
           Subseries D-2G.............................  A1/AA-     3.81    2/15/31   3,000,000
 3,000,000 New York State Dormitory Authority
           Revenue, Non State Supported Debt
           (Columbia University) (a)..................  Aaa/AAA    3.78    7/01/28   3,000,000
                                                                                   -----------
                                                                                     9,050,000
                                                                                   -----------
           General Obligations--12.6%
 1,000,000 New York, New York, Series
           H-Subseries H-2, MBIA Insured (a) +........  Aaa/AAA    3.89    8/01/13   1,000,000
 4,375,000 New York, New York, Series
           H-Subseries H-4, AMBAC Insured, + (a)......  Aaa/AAA    3.89    8/01/15   4,375,000
 3,300,000 New York, New York, Series
           H-Subseries H-6, MBIA Insured + (a)........  Aaa/AAA    3.75    8/01/12   3,300,000
   300,000 New York, New York, Subseries A-10,
           MBIA Insured + (a).........................  Aa2/AA+    4.04    8/01/17     300,000
 1,100,000 New York, New York, Subseries A-4 (a)......  Aaa/AAA    3.96    8/01/21   1,100,000
 1,700,000 New York, New York, Subseries A-6 (a)......  Aaa/AAA    3.74    8/01/19   1,700,000
 3,000,000 New York, New York, Subseries A-6 (a)......  Aaa/AAA    3.75    8/01/31   3,000,000
 6,000,000 New York, New York, Subseries C-3 (a)......  Aa2/AA     3.75    8/01/20   6,000,000
 5,300,000 New York, New York, Subseries I-3..........  Aa1/AA+    3.96    4/01/36   5,300,000
 1,275,000 Puerto Rico Commonwealth, Series C.........  Aaa/AAA    4.25    7/01/22   1,281,015
   500,000 Suffolk County, New York, Public
           Improvement, Series B, FGIC Insured +......  Aaa/AAA    5.00   10/01/07     500,000
   525,000 Suffolk County, New York, Public
           Improvements, MBIA Insured +...............  Aaa/AAA    4.13    5/15/08     527,318
                                                                                   -----------
                                                                                    28,383,333
                                                                                   -----------
           Healthcare--2.6%
 1,300,000 Nassau Health Care Corp, New York,
           Revenue Subseries 2004-C3, FSA
           Insured + (a)..............................  Aaa/AAA.   3.71    8/01/29   1,300,000
 1,450,000 Nassau Health Care Corp., New York,
           Revenue, Subseries 2004-C1, FSA
           Insured + (a)..............................  Aaa/AAA    3.81    8/01/29   1,450,000

3,000,000 New York State Dormitory Authority
          Revenue, (Mental Health), Subseries
          D-2C, MBIA Insured + (a).................. Aaa/AAA 3.83  2/15/31  3,000,000
                                                                           ----------
                                                                            5,750,000
                                                                           ----------
          Housing--13.0%
2,000,000 Connecticut State Housing Finance
          Authority, (Mortgage Finance
          Authority), Series D-1.................... Aaa/AAA 3.70 11/15/23  2,000,000
  400,000 New Rochelle, New York Housing
          Authority Multi-Family Shore Medical
          Center Apartments, Series A, FNMA
          Insured + (a)............................. NR/AA+  3.75 12/15/35    400,000
3,000,000 New York City Housing Development
          Corp., Multi-Family Housing Revenue,
          (Marseilles Apartments) (a)............... NR/AA+  3.76 12/01/34  3,000,000
  900,000 New York City Housing Development
          Corp., Multi-Family Housing Revenue,
          (Tribeca Towers), Series A, FNMA
          Insured + (a)............................. NR/AAA  3.82 11/15/19    900,000
8,500,000 New York State Housing Finance
          Agency Revenue, (101 West End), FNMA
          Insured + (a)............................. Aaa/NR  3.85  5/15/31  8,500,000
  900,000 New York State Housing Finance
          Agency Revenue, (750 6th Ave.), Series
          A, FNMA Insured + (a)..................... Aaa/NR  3.91  5/15/31    900,000
1,500,000 New York State Housing Finance
          Agency Revenue, (East 39th St.), Series A,
          FNMA Insured + (a)........................ Aaa/NR  3.91 11/15/31  1,500,000
  900,000 New York State Housing Finance
          Agency Revenue, (Gethsemane
          Apartments), Series A, FNMA Insured + (a). Aaa/NR  3.91  5/15/33    900,000
1,600,000 New York State Housing Finance
          Agency Revenue, (Normandie CT I
          Project) (a).............................. Aaa/AA+ 3.85  5/15/15  1,600,000
5,875,000 New York State Housing Finance
          Agency Revenue, (River Terrace
          Housing), Series A, FNMA Insured + (a).... Aaa/NR  3.88  5/15/34  5,875,000
1,000,000 New York State Housing Finance
          Agency Revenue, (Tribeca), Series A (a)... Aaa/NR  3.82 11/15/29  1,000,000
1,700,000 New York State Housing Finance
          Agency Revenue, Series A (a).............. Aaa/NR  3.75 11/01/10  1,700,000
1,000,000 New York State Housing Finance
          Agency Revenue, Series A (a).............. Aaa/NR  3.82  5/01/29  1,000,000
                                                                           ----------
                                                                           29,275,000
                                                                           ----------
          Industrial Development--11.2%
6,500,000 Babylon, New York, Industrial
          Development Agency Resource Revenue,
          (Ogden Martin Project), FSA Insured + (a). Aaa/AAA 3.76  1/01/19  6,500,000
3,695,000 Erie County, New York, Industrial
          Develoment Agency, Buffalo City School
          District Project, FSA Insured +........... Aaa/AAA 5.00  5/01/08  3,724,054
1,050,000 Monroe County New York Industrial
          Development Agency Civic Facility
          Revenue, Margaret Woodbury Strong (a)..... Aaa/NR  3.85  4/01/35  1,050,000
1,500,000 Monroe County, New York, Industrial
          Development Agency Revenue,

          (Monroe Communtiy College), Series A........ Aaa/NR     3.82  1/15/32  1,500,000
2,000,000 Nassau County, New York, Industrial
          Development Agency Civic Facility
          Revenue, (Cold Spring Harbor Lab) (a)....... NR/A+      3.96  1/01/34  2,000,000
  950,000 Nassau County, New York, Series A........... MIG1/SP-1+ 3.63  2/15/08    950,000
  700,000 New York, New York City Industrial
          Development Agency Civic Facility
          Revenue, (American Civil Project) (a)....... Aaa/AA     3.95  6/01/35    700,000
  700,000 New York, New York City Industrial
          Development Agency Civic Facility
          Revenue, (Lycee Francais Project), Series
          B (a)....................................... Aaa/AA     3.95  6/01/32    700,000
5,630,000 Tompkins County, New York, Industrial
          Development Agency Revenue Civic
          Facility, (Cornell University), Series A (a) Aa1/AA+    3.78  7/01/30  5,630,000
1,000,000 Tompkins County, New York, Industrial
          Development Agency Revenue Civic
          Facility, (Ithaca College), Series B, XLCA
          Insured + (a)............................... Aaa/NR     3.81  7/01/26  1,000,000
1,400,000 Tompkins County, New York, Industrial
          Development Agency Revenue, (Ithaca
          College), XLCA Insured + (a)................ Aaa/NR     3.81  7/01/34  1,400,000
                                                                                ----------
                                                                                25,154,054
                                                                                ----------
          Other--1.8%
1,500,000 New York City Trust for Cultural
          Resources, (Alvin Ailey Dance Foundation)
          (a)......................................... Aaa/AA+    3.76  7/01/33  1,500,000
2,500,000 New York City Trust for Cultural
          Resources, (American Museum of Natural
          History), Series A, MBIA Insured + (a)...... Aaa/AAA    3.76  4/01/21  2,500,000
                                                                                ----------
                                                                                 4,000,000
                                                                                ----------
          Special Tax--26.5%
1,180,000 Metropolitan Transportation
          Authority, Series F, MBIA Insured +......... Aaa/AAA    4.00 11/15/07  1,180,521
1,640,000 Metropolitan Transportation
          Authority, Dedicated Tax Fund, Series
          D-1, AMBAC Insured + (a).................... NR/AAA     3.80 11/01/34  1,640,000
4,035,000 Metropolitan Transportation
          Authority, Subseries A-2, CIFG Insured (a).. Aaa/AAA    3.80 11/01/34  4,035,000
1,500,000 Metropolitan Transportation
          Authority, Subseries E-1(a)................. Aa2/AA-    3.89 11/01/35  1,500,000
3,445,000 Nassau County, New York, Interim
          Finance Authority, Sales Tax Secured,
          Series B, FSA Insured + (a)................. Aaa/AAA    3.71 11/15/22  3,445,000
5,000,000 New York City Transitional Finance
          Authority Revenue, Adjustable-Future
          Tax, Sector D, Series A-1 (a)............... Aa1/AAA    3.80 11/15/28  5,000,000
6,500,000 New York City Transitional Finance
          Authority Revenue, Series 1, Subseries 1B
          (a)......................................... Aa2/AAA    3.80 11/01/22  6,500,000
3,000,000 New York City Transitional Finance
          Authority Revenue, Series C (a)............. Aa1/AAA    3.77  2/01/32  3,000,000
4,250,000 New York City Transitional

            Finance Authority, New York City Recovery, Series 3-Subseries 3F (a). Aa2/AAA 3.96 11/01/22  4,250,000
1,500,000   New York City Transitional Finance Authority, New York City Recovery,
              Series 3-Subseries 3H (a).......................................... Aa2/AAA 3.91 11/01/22  1,500,000
7,000,000   New York State Local Government Assistance Corp., Series 3V, FGIC
              Insured + (a)...................................................... Aaa/AAA 3.85  4/01/24  7,000,000
2,800,000   New York State Local Government Assistance Corp., Series 4V, FSA
              Insured + (a)...................................................... Aaa/AAA 3.85  4/01/22  2,800,000
3,800,000   New York State Local Government Assistance Corp., Series B (a)....... Aa1/AA- 3.75  4/01/25  3,800,000
3,500,000   New York State Local Government Assistance Corp., Series C (a).......  Aaa/AA 3.75  4/01/25  3,500,000
4,685,000   New York State Local Government Assistance Corp., Series G (a)....... Aa1/AA- 3.75  4/01/25  4,685,000
5,750,000   New York State Urban Development Corp., State Facility and Equipment,
              Subseries A-3-C, CIFG Insured + (a)................................ Aaa/AAA 3.80  3/15/33  5,750,000
                                                                                                        ----------
                                                                                                        59,585,521
                                                                                                        ----------
            State Appropriation--4.9%
8,600,000   Jay Street Development Corp., New York Courts Facility Lease Revenue,
              Series A-1 (a)..................................................... Aaa/AA+ 3.77  5/01/22  8,600,000
2,525,000   Jay Street Development Corp., New York Courts Facilities Lease
              Revenue, Series A-3 (a)............................................ Aaa/AA+ 3.80  5/01/22  2,525,000
                                                                                                        ----------
                                                                                                        11,125,000
                                                                                                        ----------
            Transportation--8.1%
1,000,000   New York State Thruway Authority, Series A...........................  NR/AAA 4.50  3/15/08  1,003,935
  690,000   New York State Thruway Second Generation Highway & Bridge Fund
              Series M1J-Reg D, MBIA Insured + (a)...............................  Aaa/NR 3.93  4/01/15    690,000
3,000,000   Niagara Falls, New York, Bridge Commission Toll Revenue, Series A,
              FGIC Insured + (a)................................................. Aaa/AAA 3.76 10/01/19  3,000,000
1,200,000   Port Authority NY and NJ Special Obligation Revenue, (Versatile
              Structure Obligation), Series 2 (a)................................   A2/A+ 3.89  5/01/19  1,200,000
2,395,000   Port Authority NY and NY, 120 Series, MBIA Insured +................. Aaa/AAA 5.75 10/15/07  2,396,837
3,705,000   Triborough Bridge & Tunnel Authority, General Purpose, Series B (a).. Aa2/AA- 3.80  1/01/33  3,705,000
2,000,000   Triborough Bridge & Tunnel Authority, General Purpose, Series F (a).. Aa2/AA- 3.85 11/01/32  2,000,000
2,795,000   Triborough Bridge & Tunnel Authority, Series C, AMBAC Insured+
              (a)................................................................ Aaa/AAA 3.77  1/01/32  2,795,000
1,000,000   Triborough Bridge & Tunnel Authority, Variable, Series A............. Aa2/AA- 3.77 11/01/35  1,000,000
  400,000   Triborough Bridge & Tunnel Authority, Variable, Subseries B-2........ Aa2/AA- 3.85  1/01/32    400,000
                                                                                                        ----------
                                                                                                        18,190,772
                                                                                                        ----------

            Utilities--12.3%
2,900,000   Erie County, Water Authority, New York, Water System Revenue,
            Series A, AMBAC Insured + (a)...................................... Aaa/AAA  3.76    12/01/16    2,900,000
1,350,000   Erie County, Water Authority, New York, Water System Revenue,
            Series B, AMBAC Insured + (a)...................................... Aaa/AAA  3.76    12/01/16    1,350,000
  695,000   Great Neck North Water Authority, New York, Water System
            Revenue, Series A, FGIC Insured + (a).............................. Aaa/AAA  3.80     1/01/20      695,000
1,000,000   Long Island Power Authority, New York Electric System Revenue,
            Series G, FSA Insured + (a)........................................ Aaa/AA+  3.75    12/01/29    1,000,000
5,425,000   Long Island Power Authority, New York Electric System Revenue,
            Subseries 1A (a)................................................... Aaa/AA+  3.88     5/01/33    5,425,000
1,800,000   Long Island Power Authority, New York Electric System Revenue,
            Variable-Series E, FSA Insured + (a)............................... Aaa/AAA  3.80    12/01/29    1,800,000
1,000,000   New York City Municipal Water Finance Authority, Water & Sewer
            System Revenue, Subseries C-1 (a).................................. Aa2/AA   3.96     6/15/18    1,000,000
4,500,000   New York State Energy Research & Development Authority,
            Pollution Control Revenue, (Orange & Rockland Project), Series A,
            FGIC Insured + (a)................................................. Aaa/AAA  3.75    10/01/14    4,500,000
4,500,000   New York State Energy Research & Development Authority,
            Pollution Control Revenue, (Orange & Rockland Utilities), Series A,
            AMBAC Insured + (a)................................................ Aaa/AAA  3.75     8/01/15    4,500,000
3,200,000   Suffolk County, New York, Water Authority (a)...................... NR/AA    3.83     1/01/08    3,200,000
1,350,000   Suffolk County, New York, Water Authority (a)...................... NR/AA    3.83    12/01/09    1,350,000
                                                                                                          ------------
                                                                                                            27,720,000
                                                                                                          ------------
            Total Short-Term Municipal Bonds
            (Cost $218,233,680)................................................                            218,233,680
                                                                                                          ------------
 NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS--1.4%
1,142,655   Federated Prime Obligations Fund
            (Institutional Shares).............................................         5.22 (b)             1,142,655
2,000,000   Federated Treasury Fund (Institutional
            Shares)............................................................         3.88 (b)             2,000,000
                                                                                                          ------------
            Total Money Market Funds
            (Cost $3,142,655)..................................................                              3,142,655
                                                                                                          ------------
            Total Investments
            (Cost $221,376,335) (c)--98.4%.....................................                            221,376,335
            Other assets less liabilities--1.6%................................                              3,552,144
                                                                                                          ------------
            Net Assets--100.0%.................................................                           $224,928,479
                                                                                                          ============

AMBAC  American Municipal Bond Assurance.

CIFG   CDC IXIS Financial Guaranty.

FGIC   Financial Guaranty Insurance Company.

FNMA   Federal National Mortgage Association.

FSA    Financial Security Assurance.

MBIA   Municipal Bond Investor Assurance.

NR     Not rated.

XLCA   XL Capital Assurance Inc.

*      Unaudited.

+ Insured or guaranteed by the indicated municipal bond insurance corporation.

(a) Seven day or less variable rate demand note, rate shown is interest rate in effect at September 30, 2007. Maturity date represents ultimate maturity date.

(b)    Represents annualized 7 day yield at September 30, 2007.

(c) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON 100% U.S. TREASURY SECURITIES MONEY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                        VALUE
 ---------                                                  ------------
              UNITED STATES GOVERNMENT OBLIGATIONS--100.3%
              United States Treasury Bills + --97.4%
$ 8,315,000   3.20%, 10/04/07.............................. $  8,311,749
 26,025,000   3.90%-4.82%, 10/11/07........................   25,995,278
  5,000,000   4.84%, 10/18/07..............................    4,988,560
 10,000,000   3.55%, 10/25/07..............................    9,976,333
 10,000,000   3.63%, 11/08/07..............................    9,961,631
  4,000,000   3.41%, 11/15/07..............................    3,982,950
 10,000,000   3.72%, 11/29/07..............................    9,939,033
 10,000,000   3.94%, 12/06/07..............................    9,927,767
 14,100,000   3.88%, 12/13/07..............................   13,980,396
  5,060,000   3.55%-3.59%, 12/20/07........................    5,010,146
  5,200,000   3.84%, 1/10/08...............................    5,143,979
  5,000,000   3.74%, 1/17/08...............................    4,943,975
  8,000,000   3.77%, 1/24/08...............................    7,903,656
                                                            ------------
                                                             120,065,453
                                                            ------------
              United States Treasury Notes--2.9%
  3,560,000   3.38%, 2/15/08...............................    3,538,474
                                                            ------------
              Total United States Government Obligations
              (Cost $ 123,603,927).........................  123,603,927
                                                            ------------
              Total Investments
              (Cost $123,603,927) (a)--100.3%..............  123,603,927
              Liabilities in excess of other assets--(0.3%)     (398,509)
                                                            ------------
              Net Assets--100.0%........................... $123,205,418
                                                            ============

+ Coupon rate shown is the discounted rate at time of purchase for Unites States Treasury Bills.

(a) The cost stated also approximates the aggregate cost for Federal income tax purpose.

See previously submitted Notes to Financial Statements in the semi-annual report dated June30, 2007.

BNY HAMILTON U.S. GOVERNMENT MONEY FUND

Schedule of Investments

September 30, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                                                  VALUE
---------                                                                                             -----------
                UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--26.7%
                Federal Home Loan Bank--26.7%
$8,000,000      5.38%, 2/28/08....................................................................... $ 8,000,000
 3,000,000      4.12%, 3/14/08 FRN...................................................................   3,000,000
 5,000,000      5.44%, 2/18/09 FRN...................................................................   5,000,000
                                                                                                      -----------
                Total United States Government Agencies & Obligations
                (Cost $16,000,000)...................................................................  16,000,000
                                                                                                      -----------
                REPURCHASE AGREEMENTS--73.1%
                Repurchase Agreement with Barclay's Capital, Inc.--19.3%
11,560,000      4.85%, dated 9/28/07, due 10/01/07 repurchase price $11,564,672 (Collateral -
                FNMA, 5.10%, 9/10/09; aggregate market value plus accrued interest $11,791,264)......  11,560,000
                Repurchase Agreement with Deutsche Bank AG--18.8%
11,300,000      4.85%, dated 9/28/07, due 10/01/07 repurchase price $11,304,567 (Collateral -
                TVDB, 4.65%, 6/15/35; aggregate market value plus accrued interest $11,526,512)......  11,300,000
                Repurchase Agreement with Goldman Sachs Group, Inc.--17.5%
10,500,000      4.90%, dated 9/28/07, due 10/01/07 repurchase price $10,504,288 (Collateral -........
                FNMA, 5.10% - 5.52%, 6/26/18 - 3/09/20; aggregate market value plus accrued interest
                  $10,710,063).......................................................................  10,500,000
                Repurchase Agreement with Morgan Stanley--17.5%
10,500,000      4.90, dated 9/28/07, due 10/01/07 repurchase price $10,504,288 (Collateral -.........
                FNMA, 4.50% - 6.50%, 12/01/15 - 3/01/36; aggregate market value plus accrued interest
                  $10,815,001).......................................................................  10,500,000
                                                                                                      -----------
                Total Repurchase Agreements
                (Cost $43,860,000)...................................................................  43,860,000
                                                                                                      -----------
                Total Investments
                (Cost $59,860,000)(a)--99.8%.........................................................  59,860,000
                Other assets less liabilities--0.2%..................................................     102,558
                                                                                                      -----------
                Net Assets--100.0%................................................................... $59,962,558
                                                                                                      ===========

FNMA     Federal National Mortgage Association.

FRN Floating Rate Note. Coupon rate shown is in effect at September 30, 2007. Date represents ultimate maturity date.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2007.

BNY HAMILTON ENHANCED INCOME FUND

Schedule of Investments

September 30, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ----------
               COLLATERALIZED MORTGAGE OBLIGATIONS--49.9%
               Federal Home Loan Mortgage Corp.--14.7%
  723,060      Series 1601, Class PJ
               6.00%, 10/15/08.....................................    722,041
1,098,921      Series 3197, Class AM
               5.50%, 8/15/13......................................  1,099,355
1,352,808      Series 2702, Class DB
               3.50%, 10/15/24.....................................  1,339,449
2,885,581      Series 3329, Class MF
               5.95%, 4/15/25 FRN..................................  2,863,285
1,904,937      Series 2004-90, Class GF
               5.43%, 11/25/34.....................................  1,894,513
2,549,480      Series 3012, Class FE
               6.00%, 8/15/35......................................  2,534,601
2,181,341      Series 3034, Class FL
               6.05%, 9/15/35......................................  2,167,752
                                                                    ----------
                                                                    12,620,996
                                                                    ----------
               Federal National Mortgage Association--20.4%
1,571,973      Class 3256, Series NB
               5.75%, 5/15/16......................................  1,582,616
  218,997      Series 2002-77, Class QP
               5.00%, 9/25/26......................................    218,560
1,540,034      Series 2005-57, Class CK
               5.00%, 7/25/35......................................  1,534,588
1,660,645      Series 2006-15, Class FW
               5.43%, 1/25/36......................................  1,654,186
1,542,479      Series 2006-117, Class GF
               5.48%, 12/25/36.....................................  1,538,329
1,623,022      Series 2006-129, Class FA
               5.33%, 1/25/37 FRN..................................  1,609,820
1,733,797      Series 2007-2, Class FM
               5.38%, 2/25/37 FRN..................................  1,722,916
1,748,095      Series 2007-2, Class FT
               5.38%, 2/25/37......................................  1,736,991
1,647,710      Series 2007-9, Class FA
               5.48%, 3/25/37......................................  1,643,097
1,594,450      Series 2007-20, Class F
               5.39%, 3/25/37......................................  1,586,585
2,905,973      Series 2007-63, Class PA
               5.50%, 11/25/26.....................................  2,917,024
                                                                    ----------
                                                                    17,744,712
                                                                    ----------

                 Government National Mortgage Association--5.8%
1,722,750        Series 2006-58, Class FL
                 5.95%, 10/16/36.....................................  1,711,827
3,286,664        Series 2007-20, Class FA
                 5.80%, 4/20/37......................................  3,254,419
                                                                      ----------
                                                                       4,966,246
                                                                      ----------
                 Whole Loan Collateral CMO--8.7%
1,884,144        Countrywide Alternative Loan Trust,
                 Series 2007-15CB, Class A6
                 5.75%, 12/31/49.....................................  1,880,969
1,983,098        Countrywide Alternative Loan Trust,
                 Series 2007-J1, Class 2A8
                 6.00%, 3/25/37......................................  1,991,812
1,298,104        CS First Boston Mortgage Securities Corp.,
                 Series 2004-1, Class 1A1
                 5.75%, 2/25/34......................................  1,297,780
  186,289        Granite Mortgages PLC, (Great Britain),
                 Series 2003-1, Class 1A2
                 5.55%, 1/20/20 FRN..................................    186,215
1,131,677        Indymac Index Mortgage Loan Trust,
                 Series 2006-AR35, Class 2A2
                 5.23%, 1/25/37 FRN..................................  1,130,465
  956,223        Structured Adjustable Rate Mortgage Loan Trust,
                 Series 2005-23, Class 1A1
                 5.45%, 1/25/36......................................    957,940
                                                                      ----------
                                                                       7,445,181
                                                                      ----------
                 Total Collateralized Mortgage Obligations
                 (Cost $42,942,833).................................. 42,777,135
                                                                      ----------
                 ASSET-BACKED SECURITIES--23.7%
                 Automobile Asset-Backed Securities--2.2%
  161,463        USAA Auto Owner Trust,
                 Series 2006-2, Class A2
                 5.31%, 3/16/09......................................    161,498
  553,407        USAA Auto Owner Trust,
                 Series 2006-3 ClassA2
                 5.47%, 4/15/09......................................    553,732
1,172,873        World Omni Auto Receivables Trust,
                 Series 2006-B, Class A2
                 5.30%, 7/15/09......................................  1,172,242
                                                                      ----------
                                                                       1,887,472
                                                                      ----------
                 Credit Card Asset-Backed Securities--2.3%
1,989,000        Discover Card Master Trust I,
                 Series 2005-1, Class A
                 5.77%, 9/16/10 FRN..................................  1,987,269
                                                                      ----------
                 Home Equity Asset-Backed Securities--19.2%
  429,349        Asset Backed Funding Certificates,
                 Series 2005-WMC1 Class A2C
                 5.41%, 6/25/35 FRN..................................    427,854
3,000,000        Countrywide Asset Backed Certificates,

               Series 2007-BC2, Class 2A2
               5.31%, 5/25/37 FRN..................................  2,919,883
2,775,229      Countrywide Asset Backed Certificates,
               Series 2007-QH2, Class A1
               5.37%, 4/25/37 FRN..................................  2,741,935
  621,324      Credit-Based Asset Servicing and Securitization LLC,
               Series 2006-CB1, Class AF1
               5.46%, 1/25/36......................................    618,848
2,000,000      Morgan Stanley ABS Capital I,
               Series 2007-HE2, Class A2B
               5.22%, 1/25/37 FRN..................................  1,958,849
2,000,000      Novastar Home Equity Loan,
               Series 2007-HE2 A2B
               5.29%, 9/25/37 FRN..................................  1,966,591
2,000,000      Residential Asset Securities Corp.
               Series 2006-KS7, Class A2
               5.23%, 9/25/36 FRN..................................  1,965,920
2,000,000      Securitized Asset-Backed Receivables LLC Trust,
               Series 2006-WM4, Class A2C
               5.29%, 11/25/36.....................................  1,896,137
2,000,000      Soundview Home Equity Loan Trust,
               Series 2006-3, Class A2
               5.22%, 11/25/36.....................................  1,977,486
                                                                    ----------
                                                                    16,473,503
                                                                    ----------
               Total Asset-Backed Securities
               (Cost $20,703,398).................................. 20,348,244
                                                                    ----------
               CORPORATE BONDS--12.0%
               Aerospace/Defense--0.4%
  350,000      Sequa Corp.
               8.88%, 4/01/08......................................    355,250
                                                                    ----------
               Commercial Services--0.4%
  375,000      Deluxe Corp.
               3.50%, 10/01/07.....................................    375,000
                                                                    ----------
               Diversified Financial Services--6.7%
  350,000      Case Credit Corp.
               6.75%, 10/21/07.....................................    350,438
2,500,000      Caterpillar Financial Services Corp.
               5.55%, 8/11/09 FRN..................................  2,488,759
2,500,000      CIT Group, Inc.
               5.67%, 12/19/07 FRN.................................  2,486,698
  375,000      GMAC LLC (a)
               5.13%, 5/09/08......................................    372,086
                                                                    ----------
                                                                     5,697,981
                                                                    ----------
               Food--0.4%
  375,000      Smithfield Foods, Inc.
               7.63%, 2/15/08 (a)..................................    376,875
                                                                    ----------

            Media--2.8%
  375,000   Dex Media West LLC
            8.50%, 8/15/10(a).....................................    387,188
2,000,000   Gannett Co.
            5.71%, 5/26/09........................................  1,997,504
                                                                   ----------
                                                                    2,384,692
                                                                   ----------
            Packaging & Containers--0.4%
  350,000   Owens-Brockway Glass Container, Inc.
            8.88%, 2/15/09........................................    357,000
                                                                   ----------
            Telecommunications--0.9%
  375,000   PanAmSat Corp.
            6.38%, 1/15/08                                            376,406
  350,000   US West Capital Funding, Inc.
            6.38%, 7/15/08........................................    351,750
                                                                   ----------
                                                                      728,156
                                                                   ----------
            Total Corporate Bonds
            (Cost $10,321,850).................................... 10,274,954
                                                                   ----------
            MORTGAGE BACKED SECURITIES--2.1%
            Commercial Services --2.1%
1,766,472   CS First Boston Mortgage Securities Corp.,
            Series 1998 C2, Class A2
            6.30%, 11/15/30
            (Cost $1,775,994).....................................  1,781,858
                                                                   ----------
            COMMERCIAL PAPER--11.0%...............................
2,000,000   American Honda Finance Corp.
            4.82%, 10/03/07.......................................  1,998,606
2,000,000   Fairway Finance Corp.
            6.05%, 10/03/07.......................................  1,998,500
2,000,000   General Electric Capital Corp.
            5.23%, 11/06/07.......................................  1,989,140
1,500,000   Kitty Hawk Funding Corp.
            5.25%, 10/29/07.......................................  1,493,130
2,000,000   Skandinaviska Enskilda Bank
            5.08%, 10/15/07.......................................  1,995,275
                                                                   ----------
            Total Commercial Paper
            (Cost $9,478,266).....................................  9,474,651
                                                                   ----------
 NUMBER
OF SHARES
---------
            MONEY MARKET FUND--1.2%
            Money Market Fund--1.2%
1,064,939   BNY Hamilton Money Fund (Institutional Shares), 5.33%
              (b)
            (Cost $1,064,939).....................................  1,064,939
                                                                   ----------
            INVESTMENT OF CASH COLLATERAL FOR SECURITIES
              LOANED--1.4%
            MONEY MARKET FUND--1.4%
1,174,710   BNY Hamilton Institutional Cash Reserve Fund, 5.45%
              (c)
            (Cost $1,174,710) (d).................................  1,174,710

         Total Investments
         (Cost $87,461,990) (e)--101.3%............................  86,896,491
         Liabilities in excess of other assets--(1.3)%.............  (1,150,081)
                                                                    -----------
         Net Assets--100.0%........................................ $85,746,410
                                                                    ===========

FRN      Floating Rate Note. Coupon shown is in effect at September 30, 2007.

(a)      Security, or a portion thereof, was on loan at September 30, 2007.

(b)      Represents annualized 7 day yield at September 30, 2007.

(c)      Interest rate shown reflects the yield as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $.1,147,207. and the total value of the collateral held by the Fund was $.1,174,710.

(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2007, net unrealized depreciation was $565,499 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $48,972 and aggregate gross unrealized depreciation of $614,471.

The following foreign currency contracts were open at September 30, 2007:

                             Contracts                           Unrealized
    Settlement Date Currency To Deliver Currency In Exchange For Gain (Loss)
    --------------- -------- ---------- -------- --------------- -----------
       10/11/07       AUD    28,991       USD      25,000          $  (643)
       10/11/07       AUD    288          USD      252                  (3)
       10/11/07       USD    25,000       AUD      29,274              893
       11/09/07       BRL    46,975       USD      25,000             (415)
       11/09/07       USD    25,000       BRL      48,050              997
       10/25/07       CHF    29,933       USD      25,000             (674)
       10/25/07       USD    25,000       CHF      29,284              117
       10/25/07       USD    556          CHF      648                  (1)
       10/19/07       CLP    12,725,000   USD      25000               112
       10/19/07       USD    25,000       CLP      12,900,000          231
       11/09/07       USD    50,000       CZK      987,800           1,220
       11/09/07       CZK    1,017,100    USD      50,000           (2,739)
       11/09/07       USD    1,502        CZK      29,300               17
       10/02/07       EUR    18,512       USD      25,000           (1,327)
       10/12/07       EUR    25,000       SEK      234,350             676
       10/12/07       SEK    228,775      EUR      25,000              186
       10/02/07       USD    25,000       EUR      17,728              211
       10/11/07       USD    167          GBP      83                    2
       10/11/07       GBP    12,507       USD      25,000             (475)
       10/11/07       USD    25,000       GBP      12,424              306
       10/11/07       MYR    85,450       USD      25,000              (89)
       10/11/07       USD    25,000       MYR      85,800              192
       10/10/07       SEK    335,595      USD      50,000           (1,895)
       10/10/07       USD    50,000       SEK      325,358             311
       10/10/07       USD    713          SEK      4,663                 8
       10/19/07       SGD    37,654       USD      25,000             (401)
       10/19/07       USD    25,000       SGD      37,603              367
       10/19/07       USD    34           SGD      51                   --
       11/02/07       TRY    31,475       USD      25,000             (691)
       11/02/07       TRY    1,925        USD      1,557               (14)
       11/02/07       USD    25,000       TRY      33,400            2,263
       11/06/07       TWD    1,632,500    USD      50,000             (257)
       11/06/07       USD    50,000       TWD      1,649,000           764
       10/23/07       ZAR    174,663      USD      25,000             (239)
       10/23/07       USD    25,000       ZAR      176,430             495
       10/23/07       ZAR    1,768        USD      254                  (2)
                                                                   -------
                                                                     ($497)
                                                                   =======

Currency Legend:

AUD    Australian Dollar

BRL    Brazilian Real

CHF    Swiss Franc

CLP    Chilean Peso

CZK    Czech Koruna

EUR    Euro Dollar

GBP    British Pound Sterling

MYR    Malaysian Ringgit

SEK    Swedish Krona

SGD    Singapore Dollar

TRY    New Turkish Lira

TWD    New Taiwan Dollar

USD    United States Dollar

ZAR    South African Rand

See previously submitted Notes to Financial Statements in the semi-annual report dated June30, 2007.

Item 2. Controls and Procedures.

a) The President (principal executive officer) and the Treasurer (principal financial officer) of the BNY Hamilton Funds, Inc. ("Funds") have concluded that, as of the date within 90 days of the filing date of this report on Form N-Q, there were no significant deficiencies in the design or operation of the internal controls of the Funds or The Bank of New York ("BNY"), the investment adviser and administrator of the Funds, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as sub-administrator and distributor for the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or BNY or Bisys on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds. There was no fraud, whether or not material, involving officers or employees of BNY, Bisys, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of BNY or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or BNY's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or BNY during such period.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BNY HAMILTON
FUNDS, INC.

By: /s/ Joseph F. Murphy
    --------------------------
    Joseph F. Murphy
    President and Principal
    Executive Officer

Date: November 26, 2007


By: /s/ Guy Nordahl
    --------------------------
    Guy Nordahl
    Treasurer and Principal
    Financial Officer

Date: November 26, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joseph F. Murphy
    --------------------------
    Joseph F. Murphy
    President and Principal
    Executive Officer

Date: November 26, 2007


By: /s/ Guy Nordahl
    --------------------------
    Guy Nordahl
    Treasurer and Principal
    Financial Officer

Date: November 26, 2007